--------------------------------------------------------------------------------
                                 SMITH BARNEY
                           INTERNATIONAL AGGRESSIVE
                                  GROWTH FUND
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2002




                     [LOGO] Smith Barney
                            Mutual Funds
                     Your Serious Money. Professionally Managed.(SM)


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

[PHOTO]

Jeffrey J. Russell

JEFFREY J. RUSSELL,
PORTFOLIO MANAGER

         Classic Series
   [GRAPHIC]


 Semi-Annual Report . April 30, 2002

 SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND

      JEFFREY J. RUSSELL, CFA

      Jeffrey J. Russell, CFA, has more than 20 years of securities business experience and has been managing the Fund since its inception.

      Education: BS from the Massachusetts Institute of Technology, MBA from the University of Pennsylvania's Wharton School of Finance.

      FUND OBJECTIVE

      The Fund seeks total return on its assets from growth of capital and income. It aims to achieve this objective by investing principally in a portfolio of equity securities of established non-U.S. issuers.

      FUND FACTS

      FUND INCEPTION
      -----------------
      February 21, 1995

      MANAGER TENURE
      -----------------
      12 Years

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      20 Years

                     CLASS 1 CLASS A CLASS B CLASS L
----------------------------------------------------
NASDAQ                CSQIX   CSQAX   CSQBX    N/A
----------------------------------------------------
INCEPTION            8/8/96  2/21/95 2/21/95 9/13/00
----------------------------------------------------

Average Annual Total Returns as of April 30, 2002*

                         Without Sales Charges/(1)/
                  Class 1  Class A/(2)/ Class B/(2)/ Class L
-------------------------------------------------------------
Six-Month+         (6.27)%    (6.55)%      (6.93)%    (6.66)%
-------------------------------------------------------------
One-Year          (33.02)    (33.53)      (34.06)    (33.60)
-------------------------------------------------------------
Five-Year           2.91       2.40         1.63        N/A
-------------------------------------------------------------
Since Inception++   3.60       6.87         6.08     (42.41)
-------------------------------------------------------------

                           With Sales Charges/(3)/
                  Class 1  Class A/(2)/ Class B/(2)/ Class L
-------------------------------------------------------------
Six-Month+        (14.23)%   (11.22)%     (11.59)%    (8.50)%
-------------------------------------------------------------
One-Year          (38.72)    (36.85)      (37.36)    (34.93)
-------------------------------------------------------------
Five-Year           1.09       1.36         1.44        N/A
-------------------------------------------------------------
Since Inception++   2.01       6.10         6.08     (42.77)
-------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of all applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) For the purpose of calculating performance, the Fund's inception date is March 17, 1995 (date the Fund's investment strategy was implemented).
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Inception date for Class 1 shares is August 8, 1996. Inception date for Class A and B shares is February 21, 1995. Inception date for Class L shares is September 13, 2000.



What's Inside
Your Investment in the Smith Barney International Aggressive Growth Fund ...1
Letter to Our Shareholders..................................................2
Historical Performance .....................................................4
Fund at a Glance............................................................6
Schedule of Investments.....................................................7
Statement of Assets and Liabilities .......................................10
Statement of Operations....................................................11
Statements of Changes in Net Assets .......................................12
Notes to Financial Statements..............................................13
Financial Highlights.......................................................20
Additional Shareholder Information.........................................23

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

   YOUR INVESTMENT IN THE SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND


           A Pure Investment in the Overseas Markets
 [GRAPHIC] Jeff is a firm believer that a world of opportunity exists beyond the United States*. While some global mutual funds may allocate more of their assets to the U.S. markets, the Fund invests principally in non-U.S. issuers.

           Portfolio Manager-Driven Funds -- The Classic Series
 [GRAPHIC] The Classic Series is a selection of Smith Barney Mutual Funds that invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives. The Classic Series Funds enable investors to participate in a mutual fund where investment decisions are determined by portfolio managers, based on each fund's investment objectives and guidelines.

           A Distinguished History of Managing Your Serious Money
 [GRAPHIC] Founded in 1873 and 1892, respectively, the firms of Charles D.
           Barney and Edward B. Smith were among the earliest providers of securities information, research and transactions. Merged in 1937, Smith Barney & Co. offered its clients a powerful, blue-chip investment capability able to provide timely information, advice and insightful asset management. Today, Citigroup Asset Management unites the distinguished history of Smith Barney with the unparalleled global reach of its parent, Citigroup.

           At Citigroup Asset Management, you gain access to blue-chip management delivered professionally. We are proud to offer you, the serious investor, a variety of managed solutions.



--------
* Please note that investment in foreign securities involves greater risk than U.S. investments. Also, securities of smaller, lesser well-known companies may be more volatile than those of larger companies.


 1 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

Dear Shareholder:

Enclosed is the semi-annual report for the Smith Barney International
Aggressive Growth Fund ("Fund") for the period ended April 30, 2002. In this report, we summarize what the manager believes to be the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Shareholder Notice
James Conheady, who has served along with Jeffrey Russell as a portfolio manager of the Fund since its inception, retired in April 2002.

Performance Update
For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned negative 6.55%. In comparison, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE")/1/ returned 5.53% for the same period. Past performance is not indicative of future results.

Investment Strategy
The manager looks for companies thought to have above-average earnings growth, high relative return on invested capital; experienced and effective management; effective research, product development and marketing; competitive advantages and strong financial condition or stable or improving credit quality. It believes that while a sector or region may have some winners and losers, certain companies stand out because of their marketplace strategy, leadership and management.

The Fund invests principally in a diversified portfolio of equity securities of established non-U.S. issuers. By spreading the Fund's investments across many international markets, the manager seeks to reduce volatility compared to investing in a single region. Unlike global mutual funds, which may allocate a substantial portion of assets to the U.S. markets, the Fund invests primarily in countries outside of the U.S.

The manager emphasizes individual security selection while diversifying the Fund's investments across regions and countries, which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the Fund invests may have large, mid-size or small market capitalizations and may operate in any market sector.

Market and Fund Overview
The six months ended April 30, 2002 encompassed a sharp economic slowdown (in the aftermath of the September 11th terrorist attacks in the U.S.) and signs of renewed growth. During the period, policymakers for the Federal Open Market Committee ("FOMC")/2/ reduced interest rates to levels not seen in decades, which helped keep consumer demand reasonably vibrant. During the past quarter, however, the FOMC changed its position from an easing to a neutral stance, keeping the short-term federal funds rate ("fed funds rate")/3/ intact at 1.75%.

--------
1The MSCI EAFE is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
2The FOMC is a policy-making body of the Federal Reserve System, the U.S.
 central bank, which is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
3The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


 2 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

During the first three months of this calendar year, the manager's research suggests there has been a re-acceleration of global growth, led by improvement in manufacturing orders and the rebuilding of inventory levels, which were drawn down during significant manufacturing cutbacks last year. Nevertheless, most major developed equity markets (excluding Japan) have struggled to generate positive returns. Although a worsening backdrop of political strife in the Middle East has given pause to investors, the manager hopes for peaceful progress.

The collapse of several high-profile companies that carried substantial debt appears to have shifted investor appetite from sectors with complexity. Investors now crave more clarity, transparency and defensive predictability. Sectors that the manager favored in the Fund in the past, such as the telecommunications and technology sectors, remain under pressure as business-capital investment shows continued signs of restraint. However, in the U.S., the manager expects inflation to remain relatively benign.

For the six months ended April 30, 2002, the Fund lagged the MSCI EAFE as the Fund had a difficult start for the period. A few defensive growth stocks were added to the Fund's holdings to broaden diversity in the Fund. Recent additions include retailer Tesco PLC of the United Kingdom. The manager also has increased the Fund's equity exposure to Japan over the course of recent months from a very underweight position versus the MSCI EAFE, as it believes equity valuations are inexpensive in a global context and that consumer sentiment has shown a recent improvement in sympathy with firming industrial production. Recent Japanese additions to the Fund include Nomura Holdings Inc., Mabuchi Motor Co., Ltd. and Tokyo Electron Ltd.

Market Outlook
The past six months ended April 30, 2002, have been marked by what the manager perceives as indecisive equity markets that were challenged by a series of factors that include government policy changes, an economic slowdown, concerns about creditworthiness, a deterioration of corporate earnings in key industries and a sharp swing of investor sentiment. The result has been an elevated level of equity market volatility.

We appreciate your confidence in the Fund's investment strategy and look forward to helping you invest in the growing number of potential investment opportunities available in today's global economy.

Sincerely,

/s/ Heath B. McLendon          /s/ Jeffrey J. Russell
Heath B. McLendon              Jeffrey J. Russell, CFA
Trustee                        Vice President and
                               Investment Officer

May 17, 2002

The information provided in this commentary represents the opinion of the Fund's manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund's portfolio. Please refer to pages 7 through 9 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of April 30, 2002 and subject to change.


 3 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES



                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions   Returns/(1)+/
------------------------------------------------------------------------------------
4/30/02                 $20.58    $19.29     $0.00       $0.00          (6.27)%++
------------------------------------------------------------------------------------
10/31/01                 42.17     20.58      0.00        0.00         (51.20)
------------------------------------------------------------------------------------
10/31/00                 32.57     42.17      0.00        0.74          31.53
------------------------------------------------------------------------------------
10/31/99                 19.06     32.57      0.00        0.00          70.88
------------------------------------------------------------------------------------
10/31/98                 18.16     19.06      0.00        0.00           4.96
------------------------------------------------------------------------------------
10/31/97                 16.52     18.16      0.00        0.00           9.99
------------------------------------------------------------------------------------
Inception* -- 10/31/96   16.00     16.52      0.00        0.00           3.25++
------------------------------------------------------------------------------------
Total                                        $0.00       $0.74
------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions   Returns/(1)+/
------------------------------------------------------------------------------------
4/30/02                 $20.15    $18.83     $0.00       $0.00          (6.55)%++
------------------------------------------------------------------------------------
10/31/01                 41.57     20.15      0.00        0.00         (51.53)
------------------------------------------------------------------------------------
10/31/00                 32.24     41.57      0.00        0.74          31.00
------------------------------------------------------------------------------------
10/31/99                 18.94     32.24      0.00        0.00          70.22
------------------------------------------------------------------------------------
10/31/98                 18.14     18.94      0.00        0.00           4.41
------------------------------------------------------------------------------------
10/31/97                 16.54     18.14      0.00        0.00           9.74
------------------------------------------------------------------------------------
10/31/96                 13.86     16.54      0.00        0.00          19.34
------------------------------------------------------------------------------------
Inception* -- 10/31/95   11.81     13.86      0.00        0.00          16.28/(2)++/
------------------------------------------------------------------------------------
Total                                        $0.00       $0.74
------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions   Returns/(1)+/
------------------------------------------------------------------------------------
4/30/02                 $19.18    $17.85     $0.00       $0.00          (6.93)%++
------------------------------------------------------------------------------------
10/31/01                 39.86     19.18      0.00        0.00         (51.88)
------------------------------------------------------------------------------------
10/31/00                 31.16     39.86      0.00        0.74          30.04
------------------------------------------------------------------------------------
10/31/99                 18.44     31.16      0.00        0.00          68.98
------------------------------------------------------------------------------------
10/31/98                 17.81     18.44      0.00        0.00           3.54
------------------------------------------------------------------------------------
10/31/97                 16.36     17.81      0.00        0.00           8.93
------------------------------------------------------------------------------------
10/31/96                 13.79     16.36      0.00        0.00          18.64
------------------------------------------------------------------------------------
Inception* -- 10/31/95   11.81     13.79      0.00        0.00          15.69/(2)++/
------------------------------------------------------------------------------------
Total                                        $0.00       $0.74
------------------------------------------------------------------------------------


 4 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $20.13    $18.79     $0.00       $0.00         (6.66)%++
---------------------------------------------------------------------------------
10/31/01                 41.61     20.13      0.00        0.00        (51.62)
---------------------------------------------------------------------------------
Inception* -- 10/31/00   46.13     41.61      0.00        0.00         (9.80)++
---------------------------------------------------------------------------------
Total                                        $0.00       $0.00
---------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

                                            Without Sales Charges/(1)/
                                    -----------------------------------------
                                    Class 1  Class A/(2)/ Class B/(2)/ Class L
-------------------------------------------------------------------------------
Six Months Ended 4/30/02++           (6.27)%    (6.55)%      (6.93)%    (6.66)%
-------------------------------------------------------------------------------
Year Ended 4/30/02                  (33.02)    (33.53)      (34.06)    (33.60)
-------------------------------------------------------------------------------
Five Years Ended 4/30/02              2.91       2.40         1.63       N/A
-------------------------------------------------------------------------------
Inception* through 4/30/02            3.60       6.87         6.08     (42.41)
-------------------------------------------------------------------------------

                                             With Sales Charges/(3)/
                                    -----------------------------------------
                                    Class 1  Class A/(2)/ Class B/(2)/ Class L
-------------------------------------------------------------------------------
Six Months Ended 4/30/02++          (14.23)%   (11.22)%     (11.59)%    (8.50)%
-------------------------------------------------------------------------------
Year Ended 4/30/02                  (38.72)    (36.85)      (37.36)    (34.93)
-------------------------------------------------------------------------------
Five Years Ended 4/30/02              1.09       1.36         1.44       N/A
-------------------------------------------------------------------------------
Inception* through 4/30/02            2.01       6.10         6.08     (42.77)
-------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                     Without Sales Charges/(1)/
-------------------------------------------------------------------------------
Class 1 (Inception* through 4/30/02)                           22.47%
-------------------------------------------------------------------------------
Class A (Inception* through 4/30/02)/(2)/                      60.50
-------------------------------------------------------------------------------
Class B (Inception* through 4/30/02)/(2)/                      52.23
-------------------------------------------------------------------------------
Class L (Inception* through 4/30/02)                          (59.27)
-------------------------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)For the purpose of calculating performance, the Fund's inception date is March 17, 1995 (date the Fund's investment strategy was implemented).
(3)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the current maximum sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class 1 shares is August 8, 1996. Inception date for Class A and B shares is February 21, 1995. Inception date for Class L shares is September 13, 2000.


 5 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND AT A GLANCE (UNAUDITED)



Growth of $10,000 Invested in Class A and B Shares of the
Smith Barney International Aggressive Growth Fund vs. MSCI EAFE Index+
--------------------------------------------------------------------------------
                           March 1995 -- April 2002

                                    [CHART]

                  Smith Barney      Smith Barney
                  International     International
                   Aggressive         Aggressive
                  Growth Fund        Growth Fund
                -Class A Shares    -Class B Shares     MSCI EAFE Index
                ---------------    ---------------     ---------------
Mar 17, 1995       $ 9,498             $10,000            $10,000
Oct 1995            11,044              11,569              9,993
Oct 1996            13,171              13,716             11,073
Oct 1997            14,454              14,941             11,618
Oct 1998            15,092              15,470             12,755
Oct 1999            25,689              26,141             15,694
Oct 2000            33,654              33,995             16,281
Oct 2001            16,313              16,358             12,209
Apr 30, 2002        15,244              15,223             12,885

+Hypothetical illustration of $10,000 invested in Class A and B shares at inception on March 17, 1995 (date the Fund's investment strategy was implemented), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares and the deduction of the maximum 5.00% CDSC for Class B shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The Morgan Stanley Capital International EAFE ("MSCI EAFE") Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australasia and the Far East. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the performance of Class A and B shares as indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         DIVERSIFICATION BY COUNTRY*++

                                    [CHART]

                            Denmark             5.1%
                            France              7.9%
                            Germany             7.9%
                            Hong Kong           8.3%
                            Japan              12.3%
                            Spain               4.4%
                            Sweden              4.7%
                            Switzerland         8.0%
                            United Kingdom     13.3%
                            Other              28.1%

                            INVESTMENT ALLOCATION*#

                                    [CHART]

                         Preferred Stock          3.8%
                         Common Stock            96.2%

* All information is as of April 30, 2002. Please note that Fund holdings are subject to change.
++ As a percentage of total common stock.
#  As a percentage of total investments.


 6 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                 APRIL 30, 2002


 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
Canada -- 4.1%
  100,000 Celestica Inc.*                                          $  2,790,357
  275,000 Patheon, Inc.*                                              2,178,392
------------------------------------------------------------------------------
                                                                      4,968,749
------------------------------------------------------------------------------
Denmark -- 4.9%
  110,000 Novo Nordisk A/S, Class B Shares                            3,223,541
  100,000 William Demant Holding A/S                                  2,694,357
------------------------------------------------------------------------------
                                                                      5,917,898
------------------------------------------------------------------------------
Finland -- 2.2%
  135,000 Nokia Oyj                                                   2,193,507
   25,000 Nokia Oyj, Sponsored ADR                                      406,500
------------------------------------------------------------------------------
                                                                      2,600,007
------------------------------------------------------------------------------
France -- 7.6%
  140,000 Axa                                                         2,968,783
   40,000 Groupe Danone                                               5,294,645
   10,000 Pernod Ricard SA                                              922,961
------------------------------------------------------------------------------
                                                                      9,186,389
------------------------------------------------------------------------------
Germany -- 7.6%
   12,000 Allianz AG                                                  2,825,071
  187,000 Deutsche Telekom AG                                         2,481,982
   65,000 MLP AG                                                      3,827,812
------------------------------------------------------------------------------
                                                                      9,134,865
------------------------------------------------------------------------------
Hong Kong -- 7.9%
   10,000 China Mobile Ltd.*                                             32,760
   61,480 China Mobile Ltd., Sponsored ADR*                           1,021,183
  600,000 China Unicom Ltd.*                                            584,687
1,000,000 Computer & Technologies Holdings Ltd.*                        244,902
  149,914 HSBC Holdings PLC                                           1,782,848
  362,000 Hutchison Whampoa Ltd.                                      3,167,886
1,700,000 Li & Fung Ltd.                                              2,724,691
------------------------------------------------------------------------------
                                                                      9,558,957
------------------------------------------------------------------------------
Iceland -- 0.5%
  100,000 deCODE GENETICS, INC.*                                        555,000
------------------------------------------------------------------------------
Ireland -- 1.8%
  105,000 Elan Corp. PLC, Sponsored ADR*                              1,247,400
   75,685 Irish Continental Group PLC                                   592,910
  200,000 IWP International PLC                                         320,560
------------------------------------------------------------------------------
                                                                      2,160,870
------------------------------------------------------------------------------
Israel -- 3.9%
   86,150 Amdocs Ltd., Sponsored ADR*                                 1,872,040
   50,000 Teva Pharmaceutical Industries Ltd., Sponsored ADR          2,800,500
------------------------------------------------------------------------------
                                                                      4,672,540
------------------------------------------------------------------------------

                      See Notes to Financial Statements.


 7 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002


 SHARES                          SECURITY                              VALUE
 ------------------------------------------------------------------------------
 Italy -- 3.9%
 250,000 Sanpaolo IMI S.p.A.                                        $ 2,784,641
 250,000 Telecom Italia Mobile S.p.A.                                 1,091,795
 100,000 Tiscali S.p.A.*                                                766,283
 -----------------------------------------------------------------------------
                                                                      4,642,719
 -----------------------------------------------------------------------------
 Japan -- 11.9%
  60,000 FANUC LTD.                                                   3,325,678
 175,000 FUJITSU LTD.                                                 1,389,592
  13,000 MABUCHI MOTOR CO., LTD.                                      1,273,131
  30,000 Matsushita Communication Industrial Co., Ltd.                1,139,699
  90,000 Nomura Holdings, Inc.                                        1,254,136
     750 NTT DoCoMo, Inc.                                             1,906,893
  60,000 PIONEER CORP.                                                1,184,072
  17,000 Tokyo Electron Ltd.                                          1,222,841
  57,100 Trend Micro Inc.*                                            1,538,017
 -----------------------------------------------------------------------------
                                                                     14,234,059
 -----------------------------------------------------------------------------
 Mexico -- 1.8%
  25,000 Grupo Televisa S.A., Sponsored ADR*                          1,130,000
   4,133 Wal-Mart de Mexico SA de CV, Series C Shares                    11,598
 310,000 Wal-Mart de Mexico SA de CV, Series V Shares                 1,036,972
 -----------------------------------------------------------------------------
                                                                      2,178,570
 -----------------------------------------------------------------------------
 Netherlands -- 4.0%
 100,000 Airspray N.V.                                                1,620,810
  20,000 IHC Caland N.V.                                              1,122,861
 150,000 Vedior N.V.                                                  2,075,987
 -----------------------------------------------------------------------------
                                                                      4,819,658
 -----------------------------------------------------------------------------
 Norway -- 3.3%
 100,000 Fast Search & Transfer ASA*                                    157,049
 500,000 Tomra Systems ASA                                            3,807,258
 -----------------------------------------------------------------------------
                                                                      3,964,307
 -----------------------------------------------------------------------------
 Singapore -- 1.6%
 200,000 Venture Manufacturing Ltd.                                   1,875,914
 -----------------------------------------------------------------------------
 Spain -- 4.2%
 375,000 Indra Sistemas, S.A.                                         3,315,907
  29,500 Sogecable, S.A.*                                               611,752
  35,000 Telefonica, S.A., Sponsored ADR*                             1,130,834
 -----------------------------------------------------------------------------
                                                                      5,058,493
 -----------------------------------------------------------------------------
 Sweden -- 4.5%
 200,000 Assa Abloy AB, Class B Shares                                2,585,034
 140,000 Securitas AB, Class B Shares                                 2,598,639
  52,325 Teleca AB, Class B Shares                                      207,978
 -----------------------------------------------------------------------------
                                                                      5,391,651
 -----------------------------------------------------------------------------

                      See Notes to Financial Statements.


 8 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)   APRIL 30, 2002


  SHARES                         SECURITY                            VALUE
  ----------------------------------------------------------------------------
  Switzerland -- 7.7%
   75,000 Fantastic Corp.*                                        $     12,831
    6,000 Geberit AG                                                 1,589,122
  125,000 Mettler-Toledo International Inc., Sponsored ADR*          4,806,250
  130,000 Phonak Holding AG                                          2,260,660
    2,500 Zurich Financial Services AG                                 581,198
  ---------------------------------------------------------------------------
                                                                     9,250,061
  ---------------------------------------------------------------------------
  United Kingdom -- 12.8%
  600,000 Baltimore Technologies PLC*                                   67,732
  200,729 Cadbury Schweppes PLC                                      1,521,848
  625,000 Capita Group PLC                                           3,475,358
  260,000 Galen Holdings PLC                                         2,045,067
  404,091 Hays PLC                                                   1,013,862
  892,446 Serco Group PLC                                            3,464,333
  267,000 Taylor Nelson Sofres PLC                                     919,778
  325,000 Tesco PLC                                                  1,245,029
  711,039 Vodafone Group PLC                                         1,147,038
   30,000 Vodafone Group PLC, Sponsored ADR                            486,000
  ---------------------------------------------------------------------------
                                                                    15,386,045
  ---------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $153,381,357)                                   115,556,752
  ---------------------------------------------------------------------------
  PREFERRED STOCK -- 3.8%
  Germany -- 3.8%
   75,000 Wella AG (Cost -- $3,257,953)                              4,531,514
  ---------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 100%
          (Cost -- $156,639,310**)                                $120,088,266
  ---------------------------------------------------------------------------

 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


 9 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)     APRIL 30, 2002


 ASSETS:
    Investments, at value (Cost -- $156,639,310)                    $120,088,266
    Foreign currency, at value (Cost -- $107,357)                        107,953
    Receivable for Fund shares sold                                      508,629
    Dividends and interest receivable                                    267,162
 ---------------------------------------------------------------------------------
    Total Assets                                                     120,972,010
 ---------------------------------------------------------------------------------
 LIABILITIES:
    Payable to bank                                                      852,033
    Payable for securities purchased                                     518,093
    Payable for Fund shares purchased                                    427,986
    Management fee payable                                               110,273
    Trustees' retirement plan                                             29,765
    Payable for open forward foreign currency contracts (Note 9)             462
    Accrued expenses                                                      95,625
 ---------------------------------------------------------------------------------
    Total Liabilities                                                  2,034,237
 ---------------------------------------------------------------------------------
 Total Net Assets                                                   $118,937,773
 ---------------------------------------------------------------------------------
 NET ASSETS:
    Par value of shares of beneficial interest                      $         65
    Capital paid in excess of par value                              211,131,987
    Accumulated net investment loss                                   (1,350,788)
    Accumulated net realized loss from security transactions         (54,298,806)
    Net unrealized depreciation of investments and foreign
      currencies                                                     (36,544,685)
 ---------------------------------------------------------------------------------
 Total Net Assets                                                   $118,937,773
 ---------------------------------------------------------------------------------
 Shares Outstanding:
    Class 1                                                              203,018
    ---------------------------------------------------------------------------
    Class A                                                            2,788,636
    ---------------------------------------------------------------------------
    Class B                                                            3,314,086
    ---------------------------------------------------------------------------
    Class L                                                              179,233
    ---------------------------------------------------------------------------
 Net Asset Value:
    Class 1 (and redemption value)                                        $19.29
    ---------------------------------------------------------------------------
    Class A (and redemption value)                                        $18.83
    ---------------------------------------------------------------------------
    Class B *                                                             $17.85
    ---------------------------------------------------------------------------
    Class L **                                                            $18.79
    ---------------------------------------------------------------------------
 Maximum Public Offering Price Per Share:
    Class 1 (net asset value plus 9.29% of net asset value per
      share)                                                              $21.08
    ---------------------------------------------------------------------------
    Class A (net asset value plus 5.26% of net asset value per
      share)                                                              $19.82
    ---------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per
      share)                                                              $18.98
 ---------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

10 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2002


 INVESTMENT INCOME:
    Interest                                                     $     13,371
    Dividends                                                         407,628
    Less: Foreign withholding tax                                     (50,030)
 --------------------------------------------------------------------------
    Total Investment Income                                           370,969
 --------------------------------------------------------------------------
 EXPENSES:
    Management fee (Note 2)                                           633,071
    Shareholder and system servicing fees                             511,391
    Service plan fees (Note 2)                                        408,082
    Audit and legal                                                    62,466
    Shareholder communications                                         49,533
    Custody                                                            21,790
    Registration fees                                                   9,002
    Trustees' fees                                                      7,063
    Other                                                              17,832
 --------------------------------------------------------------------------
    Total Expenses                                                  1,720,230
 --------------------------------------------------------------------------
 Net Investment Loss                                               (1,349,261)
 --------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES (NOTES 3 AND 9):
    Realized Loss From:
      Security transactions (excluding short-term securities)     (15,897,220)
      Foreign currency transactions                                    (1,527)
 --------------------------------------------------------------------------
    Net Realized Loss                                             (15,898,747)
 --------------------------------------------------------------------------
    Change in Net Unrealized Depreciation From:
      Security transactions                                         8,708,627
      Foreign currency transactions                                     4,717
 --------------------------------------------------------------------------
    Decrease in Net Unrealized Depreciation                         8,713,344
 --------------------------------------------------------------------------
 Net Loss on Investments and Foreign Currencies                    (7,185,403)
 --------------------------------------------------------------------------
 Decrease in Net Assets From Operations                          $ (8,534,664)
 --------------------------------------------------------------------------

                      See Notes to Financial Statements.


11 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2002 (unaudited)
and the Year Ended October 31, 2001                                                  2002           2001
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss                                                           $ (1,349,261) $  (3,061,257)
   Net realized loss                                                              (15,898,747)   (29,691,563)
   (Increase) decrease in net unrealized depreciation                               8,713,344    (93,814,705)
-------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                                          (8,534,664)  (126,567,525)
-------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 16):
   Net proceeds from sale of shares                                                32,743,220    101,105,784
   Net asset value of the shares issued in connection with the transfer of
     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio and
     Smith Barney World Funds, Inc. -- Pacific Portfolio's net assets (Note 15)            --     15,874,190
   Cost of shares reacquired                                                      (31,640,598)   (82,714,525)
-------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                              1,102,622     34,265,449
-------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                             (7,432,042)   (92,302,076)

NET ASSETS:
   Beginning of period                                                            126,369,815    218,671,891
-------------------------------------------------------------------------------------------------------------
   End of period*                                                                $118,937,773  $ 126,369,815
-------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                                    $(1,350,788)            --
-------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

12 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies
The Smith Barney International Aggressive Growth Fund ("Fund"), is a separate portfolio of the Smith Barney Investment Series ("Series"). The Series, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and consists of this Fund and six other separate investment portfolios: Smith Barney Large Cap Core Fund, Smith Barney Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $3,123,776 and accumulated net realized gain of $5,039,003 was reclassified to paid-in capital; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


13 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

2. Management Agreement and Other Transactions
Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the average daily net assets. The fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $50,602 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2002, SSB and its affiliates received brokerage commissions of $6,805 for the Fund's portfolio agency transactions.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively.There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year of purchase and declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within the first year of purchase.

For the six months ended April 30, 2002, SSB and its affiliates received sales charges of approximately $8,000, $484,000 and $4,000 on the sale of the Fund's Class 1, A and L shares, respectively. In addition, CDSCs paid to SSB and its affiliates for the six months ended April 30, 2002 were approximately:

                                              Class B Class L
-------------------------------------------------------------
CDSCs                                         $94,000 $1,000
------------------------------------------------------------

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and L shares calculated at an annual rate not to exceed 0.25% of the average daily net assets with respect to Class A shares and at the annual rate of 1.00% of the respective average daily net assets of Class B and L shares. At a shareholder meeting held on February 1, 2002, the shareholders approved these Service Plans, which replaced Distribution Plans then in effect. For the six months ended April 30, 2002, total Service Plan fees incurred were:

                                   Class A Class B  Class L
-----------------------------------------------------------
Service Plan Fees                  $67,767 $320,992 $19,323
-----------------------------------------------------------

All officers and two Trustees of the Series are employees of Citigroup or its affiliates.

The Trustees of the Series instituted a Retirement Plan ("Plan"), effective April 1, 1996 (and amended on January 1, 2001). The Plan is not funded, and obligations under the Plan will be paid solely out of the Series' assets. The Series will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Trustees not affiliated with the Fund's manager, the annual retirement benefit payable per year for a ten-year period is based upon the total annual compensation received in calendar year 2000. Such benefit is reduced by any payments received under the Smith Barney Investment Series Amended and Restated Trustee Retirement Plan. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for those Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten-year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.



14 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

3. Investments
During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------
Purchases                                     $14,141,844
--------------------------------------------------------
Sales                                          10,414,258
--------------------------------------------------------

At April 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------------
Gross unrealized appreciation               $  6,873,485
Gross unrealized depreciation                (43,424,529)
---------------------------------------------------------
Net unrealized depreciation                 $(36,551,044)
---------------------------------------------------------

4. Repurchase Agreements
The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended April 30, 2002, the Fund did not enter into any reverse repurchase agreement transactions.

6. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counter-party fail to perform under such contracts.

At April 30, 2002, the Fund did not hold any futures contracts.

7. Option Contracts
Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked to market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether


15 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders
the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2002, the Fund did not enter into any written covered call or put option contracts.

8. Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

9. Forward Foreign Currency Contracts
At April 30, 2002, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                                   Local       Market     Settlement    Unrealized
            Foreign Currency      Currency     Value         Date          Loss
            ---------------------------------------------------------------------
             To Buy:
             British Pound        355,686     $518,092      5/1/02        $(462)
            ---------------------------------------------------------------------
            Total Unrealized Loss on Forward Foreign Currency Contracts   $(462)
            ---------------------------------------------------------------------

10.Short Sales of Securities
A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

At April 30, 2002, the Fund did not have any open short sale transactions.


16 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

11.Securities Lending
The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2002, the Fund did not have any securities on loan.

12.Securities Traded on a When-Issued Basis
The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

13. Securities Traded on a To-Be-Announced Basis
The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2002, the Fund did not hold any TBA securities.

14.Capital Loss Carryforward
At October 31, 2001, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $38,404,000, available to offset future capital gains through October 31, 2008. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on October 31 of the year indicated:

                             2002     2003     2004      2005      2006      2008       2009
------------------------------------------------------------------------------------------------
Capital Loss Carryforwards $166,000 $246,000 $515,000 $3,257,000 $570,000 $4,017,000 $29,633,000
------------------------------------------------------------------------------------------------


17 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

15. Transfer of Net Assets

On December 8, 2000 the Fund acquired the assets and liabilities of Smith Barney World Funds, Inc. - Emerging Markets Portfolio ("Emerging Markets Portfolio"), pursuant to a plan of reorganization approved by Emerging Markets Portfolio shareholders on December 1, 2000. Total shares issued by the Fund, the total net assets of the Emerging Markets Portfolio and total net assets of the Fund on the date of the transfer were as follows:

                                             Total Net Assets
                               Shares Issued  of the Emerging  Total Net Assets
Acquired Portfolio              by the Fund  Markets Portfolio   of the Fund
-------------------------------------------------------------------------------
Emerging Markets
 Portfolio                        286,834       $10,574,769      $200,979,692
------------------------------------------------------------------------------

The total net assets of the Emerging Markets Portfolio before acquisition included unrealized appreciation of $663,426, accumulated net realized loss of $9,342,292 and undistributed net investment loss of $274,688. Total net assets of the Fund immediately after the transfer were $211,554,461. This transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On December 15, 2000, the Fund acquired the assets and liabilities of Smith Barney World Funds, Inc. - Pacific Portfolio ("Pacific Portfolio"), pursuant to a plan of reorganization approved by Pacific Portfolio shareholders on December 1, 2000. Total shares issued by the Fund, the total net assets of the Pacific Portfolio and total net assets of the Fund on the date of the transfer were as follows:

Acquired                       Shares Issued     Total Net Assets     Total Net Assets
Portfolio                       by the Fund  of the Pacific Portfolio   of the Fund
--------------------------------------------------------------------------------------
   Pacific Portfolio              148,303           $5,299,421          $202,867,651
--------------------------------------------------------------------------------------

The total net assets of the Pacific Portfolio before acquisition include unrealized appreciation of $214,496, accumulated net realized loss of $2,807,224 and undistributed net investment income of $402,601. Total net assets of the Fund immediately after the transfer were $208,167,072. This transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

16. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, Classes 1, A, B, L and Y, of which four are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                                                        Class 1     Class A     Class B     Class L
-----------------------------------------------------------------------------------------------------
Total Paid-in Capital                                  $7,198,712 $81,242,414 $115,896,993 $6,793,933
----------------------------------------------------------------------------------------------------


18 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

Transactions in shares of each class were as follows:

                                                                        Six Months Ended              Year Ended
                                                                         April 30, 2002            October 31, 2001
                                                                     ----------------------    ------------------------
                                                                      Shares       Amount        Shares       Amount
------------------------------------------------------------------------------------------------------------------------
Class 1
Shares sold                                                            10,217   $    210,697       37,988  $  1,167,395
Shares reacquired                                                     (25,796)      (522,704)     (31,113)     (874,056)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                               (15,579)  $   (312,007)       6,875  $    293,339
----------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                           667,624   $ 13,495,051    1,963,610  $ 59,898,181
Net asset value of the shares issued in connection with the transfer of Smith Barney World Funds, Inc. -- Emerging Markets
 Portfolio and Pacific Portfolio's net assets (Note 15)                    --             --      141,458     5,238,391
Shares reacquired                                                    (498,192)   (10,153,009)  (1,584,378)  (49,400,950)
----------------------------------------------------------------------------------------------------------------------
Net Increase                                                          169,432   $  3,342,042      520,690  $ 15,735,622
----------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                           426,843   $  8,189,323      952,741  $ 26,025,909
Net asset value of the shares issued in connection with the transfer of Smith Barney World Funds, Inc. -- Emerging Markets
 Portfolio and Pacific Portfolio's net assets (Note 15)                    --             --      164,952     5,867,919
Shares reacquired                                                    (499,921)    (9,579,324)    (796,986)  (20,397,828)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                               (73,078)  $ (1,390,001)     320,707  $ 11,496,000
----------------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                           526,985   $ 10,848,149      576,157  $ 14,014,299
Net asset value of the shares issued in connection with the transfer of Smith Barney World Funds, Inc. -- Emerging Markets
 Portfolio and Pacific Portfolio's net assets (Note 15)                    --             --       87,075     3,206,143
Shares reacquired                                                    (552,528)   (11,385,561)    (465,357)  (10,658,445)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                               (25,543)  $   (537,412)     197,875  $  6,561,997
----------------------------------------------------------------------------------------------------------------------
Class Y+
Net asset value of the shares issued in connection with the transfer of Smith Barney World Funds, Inc. -- Emerging Markets
 Portfolio's net assets (Note 15)                                          --             --       41,652  $  1,561,737
Shares reacquired                                                          --             --      (41,652)   (1,383,246)
----------------------------------------------------------------------------------------------------------------------
Net Increase                                                               --             --           --  $    178,491
----------------------------------------------------------------------------------------------------------------------

+ As of December 12, 2000, Class Y shares were fully redeemed.


19 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                           2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $20.58         $42.17    $32.57    $19.06   $18.16  $16.52
---------------------------------------- ---------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.11)         (0.24)    (0.45)    (0.28)   (0.21)  (0.17)
 Net realized and unrealized gain (loss)   (1.18)        (21.35)    10.79     13.79     1.11    1.81
---------------------------------------- ---------------------------------------------------------
Total Income (Loss) From Operations        (1.29)        (21.59)    10.34     13.51     0.90    1.64
---------------------------------------- ---------------------------------------------------------
Less Distributions From:
 Net realized gains                           --             --     (0.74)       --       --      --
 Capital                                      --             --     (0.00)*      --       --      --
---------------------------------------- ---------------------------------------------------------
Total Distributions                           --             --     (0.74)       --       --      --
---------------------------------------- ---------------------------------------------------------
Net Asset Value, End of Period            $19.29         $20.58    $42.17    $32.57   $19.06  $18.16
---------------------------------------- ---------------------------------------------------------
Total Return                               (6.27)%++     (51.20)%   31.53%    70.88%    4.96%   9.99%
---------------------------------------- ---------------------------------------------------------
Net Assets, End of Period (millions)          $4             $4        $9        $4       $2      $2
---------------------------------------- ---------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   1.62%+         1.54%     1.42%     1.68%    1.79%   2.26%
 Net investment loss                       (1.05)+        (0.82)    (0.94)    (1.12)   (0.99)  (1.24)
---------------------------------------- ---------------------------------------------------------
Portfolio Turnover Rate                        8%            24%       27%       50%      63%     57%
---------------------------------------- ---------------------------------------------------------

Class A Shares                           2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $20.15         $41.57    $32.24    $18.94   $18.14  $16.54
---------------------------------------- ---------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.17)         (0.40)    (0.64)    (0.37)   (0.27)  (0.26)
 Net realized and unrealized gain (loss)   (1.15)        (21.02)    10.71     13.67     1.07    1.86
---------------------------------------- ---------------------------------------------------------
Total Income (Loss) From Operations        (1.32)        (21.42)    10.07     13.30     0.80    1.60
---------------------------------------- ---------------------------------------------------------
Less Distributions From:
 Net realized gains                           --             --     (0.74)       --       --      --
 Capital                                      --             --     (0.00)*      --       --      --
---------------------------------------- ---------------------------------------------------------
Total Distributions                           --             --     (0.74)       --       --      --
---------------------------------------- ---------------------------------------------------------
Net Asset Value, End of Period            $18.83         $20.15    $41.57    $32.24   $18.94  $18.14
---------------------------------------- ---------------------------------------------------------
Total Return                               (6.55)%++     (51.53)%   31.00%    70.22%    4.41%   9.74%
---------------------------------------- ---------------------------------------------------------
Net Assets, End of Period (millions)         $53            $53       $87       $38      $20     $17
---------------------------------------- ---------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   2.31%+         2.17%     1.82%     2.08%    2.25%   2.56%
 Net investment loss                       (1.72)+        (1.44)    (1.36)    (1.53)   (1.46)  (1.59)
---------------------------------------- ---------------------------------------------------------
Portfolio Turnover Rate                        8%            24%       27%       50%      63%     57%
---------------------------------------- ---------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


20 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                           2002/(1)(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/  1998    1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $19.18         $39.86    $31.16    $18.44   $17.81  $16.36
---------------------------------------- ---------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.25)         (0.59)    (0.94)    (0.53)   (0.39)  (0.32)
 Net realized and unrealized gain (loss)   (1.08)        (20.09)    10.38     13.25     1.02    1.77
---------------------------------------- ---------------------------------------------------------
Total Income (Loss) From Operations        (1.33)        (20.68)     9.44     12.72     0.63    1.45
---------------------------------------- ---------------------------------------------------------
Less Distributions From:
 Net realized gains                           --             --     (0.74)       --       --      --
 Capital                                      --             --     (0.00)*      --       --      --
---------------------------------------- ---------------------------------------------------------
Total Distributions                           --             --     (0.74)       --       --      --
---------------------------------------- ---------------------------------------------------------
Net Asset Value, End of Period            $17.85         $19.18    $39.86    $31.16   $18.44  $17.81
---------------------------------------- ---------------------------------------------------------
Total Return                               (6.93)%++     (51.88)%   30.04%    68.98%    3.54%   8.93%
---------------------------------------- ---------------------------------------------------------
Net Assets, End of Period (millions)         $59            $65      $123       $41      $18     $13
---------------------------------------- ---------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   3.14%+         2.90%     2.53%     2.79%    3.11%   3.30%
 Net investment loss                       (2.56)+        (2.18)    (2.07)    (2.26)   (2.32)  (2.34)
---------------------------------------- ---------------------------------------------------------
Portfolio Turnover Rate                        8%            24%       27%       50%      63%     57%
---------------------------------------- ---------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

21 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class L Shares                       2002/(1)(2)/ 2001/(2)/ 2000/(2)(3)/
------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $20.13      $41.61     $46.13
------------------------------------------------------------------------
Loss From Operations:
 Net investment loss                    (0.19)      (0.43)     (0.11)
 Net realized and unrealized loss       (1.15)     (21.05)     (4.41)
------------------------------------------------------------------------
Total Loss From Operations              (1.34)     (21.48)     (4.52)
------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                        --          --         --
 Capital                                   --          --      (0.00)*
------------------------------------------------------------------------
Total Distributions                        --          --      (0.00)*
------------------------------------------------------------------------
Net Asset Value, End of Period         $18.79      $20.13     $41.61
------------------------------------------------------------------------
Total Return                            (6.66)%++  (51.62)%    (9.80)%++
------------------------------------------------------------------------
Net Assets, End of Period (000s)       $3,368      $4,123       $287
------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                2.56%+      2.49%      2.25%+
 Net investment loss                    (2.00)+     (1.60)     (2.06)+
------------------------------------------------------------------------
Portfolio Turnover Rate                     8%         24%        27%
------------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 13, 2000 (inception date) to October 31, 2000.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

22 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)

A special meeting of shareholders was held on December 4, 2001, as adjourned to January 28, 2002 and February 1, 2002. Among other items, the following people were newly elected to serve on the Fund's Board of Trustees: Elliot J. Berv, Mark T. Finn, Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, C. Oscar Morong, Jr., Walter E. Robb, III and E. Kirby Warren. Donald M. Carlton, A. Benton Cocanougher, Stephen Randolph Gross, Heath B. McLendon, Alan G. Merten and R. Richardson Pettit were each re-elected to serve on the Fund's Board of Trustees.

                                                                                             Broker
Items Voted On:                                  Votes For    Votes Against   Abstentions   Non-Votes
------------------------------------------------------------------------------------------------------
ITEM 1.  BOARD OF TRUSTEES (includes votes of shareholders of the Fund and other series of Smith
 Barney Investment Series)
1.01 Elliott J. Berv                          200,389,634.090 10,364,954.920              0          0
1.02 Donald M. Carlton                        200,511,958.894 10,242,630.116              0          0
1.03 A. Benton Cocanougher                    200,311,294.097 10,443,294.913              0          0
1.04 Mark T. Finn                             200,453,623.126 10,300,965.884              0          0
1.05 Riley C. Gilley                          200,212,884.956 10,541,704.054              0          0
1.06 Stephen Randolph Gross                   200,445,762.032 10,308,826.978              0          0
1.07 Diana R. Harrington                      200,416,229.936 10,338,359.074              0          0
1.08 Susan B. Kerley                          200,435,379.156 10,319,209.854              0          0
1.09 Heath B. McLendon                        200,376,327.606 10,378,261.404              0          0
1.10 Alan G. Merten                           200,452,282.687 10,302,306.323              0          0
1.11 C. Oscar Morong, Jr.                     200,247,453.199 10,507,135.811              0          0
1.12 R. Richardson Pettit                     200,384,175.681 10,370,413.329              0          0
1.13 Walter E. Robb, III                      200,110,076.716 10,644,512.294              0          0
1.14 E. Kirby Warren                          200,376,710.308 10,377,878.702              0          0

ITEM 2.  AMENDED AND RESTATED DECLARATION OF TRUST (includes votes of shareholders of the Fund and other series of Smith Barney Investment Series)
                                              185,500,921.952  5,576,024.989 19,143,327.069    534,315

ITEM 3.  VOTES ON VARIOUS FUND POLICIES (includes only votes of the shareholders of the Fund)
3.01 Borrowing                                  2,967,933.393    139,978.024    142,210.842 92,394.000
3.02 Pledging Securities                        2,975,179.301    132,242.405    142,700.553 92,394.000
3.03 Underwriting Securities                    2,980,398.245     81,540.747     51,807.106 94,626.000
3.04 Real Estate, Oil, Gas and Mineral
 Interests, and Commodities                     2,977,151.357    130,239.349    142,731.553 92,394.000
3.06 Issuance of Senior Securities              2,975,665.135    130,953.282    143,503.842 92,394.000
3.07 Lending of Money or Securities             2,970,558.081    134,607.099    144,957.079 92,394.000
3.08 Repurchase Agreements                      2,977,058.707    129,409.710    143,653.842 92,394.000
3.09 Concentration                              2,975,261.994    130,768.712    144,091.553 92,394.000
3.10 Investments in a Single Issuer             2,965,716.115    140,703.849    143,702.295 92,394.000

ITEM 4.  MANAGEMENT AGREEMENT (includes only votes of shareholders of the Fund)
                                                2,922,355.394    103,929.452    316,231.413          0

ITEM 5.  SERVICE PLAN (includes only votes of shareholders of the Fund class indicated)
      Class A                                   1,213,611.028     26,205.198    117,910.858          0
      Class B                                   1,494,692.347     65,990.918    181,078.936          0
      Class L                                      91,641.431      4,469.246      6,558.297          0
------------------------------------------------------------------------------------------------

23 Smith Barney International Aggressive Growth Fund | 2002 Semi-Annual Report
                                to Shareholders

                                 SMITH BARNEY
                     INTERNATIONAL AGGRESSIVE GROWTH FUND



         TRUSTEES                     INVESTMENT MANAGER
         Elliott J. Berv              Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        DISTRIBUTORS
         Mark T. Finn                 Salomon Smith Barney Inc.
         R. Jay Gerken                PFS Distributors, Inc.
         Riley C. Gilley
         Stephen Randolph Gross       CUSTODIAN
         Diana R. Harrington          State Street Bank and
         Susan B. Kerley                Trust Company
         Heath B. McLendon
         Alan G. Merten               TRANSFER AGENT
         C. Oscar Morong, Jr.         Travelers Bank & Trust, fsb.
         R. Richardson Pettit         125 Broad Street, 11th Floor
         Walter E. Robb, III          New York, New York 10004
         E. Kirby Warren
                                      SUB-TRANSFER AGENTS
         OFFICERS                     PFPC Global Fund Services
         R. Jay Gerken                P.O. Box 9699
         President                    Providence, Rhode Island
                                      02940-9699
         Lewis E. Daidone
         Senior Vice President and    PFS Shareholder Services
         Chief Administrative Officer 3100 Breckinridge Blvd.
                                      Duluth, Georgia 30099
         Richard L. Peteka
         Treasurer

         Jeffrey J. Russell, CFA
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary

   Smith Barney International Aggressive Growth Fund





 This report is submitted for the general information of shareholders of Smith Barney Investment Series--Smith Barney International Aggressive Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY INTERNATIONAL
 AGGRESSIVE GROWTH FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds





           SalomonSmithBarney
 ----------------------------
  A member of citigroup[LOGO]


 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD02331 6/02

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              LARGE CAP CORE FUND
--------------------------------------------------------------------------------

          STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2002



                              [LOGO] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

[PHOTO]


LARRY WEISSMAN
Portfolio Manager


   [GRAPHIC]

         Style Pure Series

 Semi-Annual Report . April 30, 2002

 SMITH BARNEY LARGE CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 17 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      FUND OBJECTIVE

      The Fund seeks capital appreciation. It aims to achieve this objective by investing principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

      FUND FACTS

      FUND INCEPTION
      ---------------------------------------------
      April 14, 1987

      MANAGER TENURE
      ---------------------------------------------
      4 Years

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      ---------------------------------------------
      17 Years

                                           CLASS 1 CLASS A CLASS B CLASS L
--------------------------------------------------------------------------
NASDAQ                                      CSGWX   GROAX   GROBX   SCPLX
--------------------------------------------------------------------------
INCEPTION                                  4/14/87 8/18/96 8/18/96 9/19/00
--------------------------------------------------------------------------

Average Annual Total Returns as of April 30, 2002*


                                             Without Sales Charges/(1)/
                                         Class 1  Class A  Class B  Class L
----------------------------------------------------------------------------
Six-Month+                                (3.68)%  (4.08)%  (4.45)%  (4.21)%
----------------------------------------------------------------------------
One-Year                                 (17.86)  (18.50)  (19.05)  (18.72)
----------------------------------------------------------------------------
Five-Year                                  7.95     7.52     6.73      N/A
----------------------------------------------------------------------------
Ten-Year                                  11.09      N/A      N/A      N/A
----------------------------------------------------------------------------
Since Inception++                         10.57     9.68     8.87   (21.81)
----------------------------------------------------------------------------

                                               With Sales Charges/(2)/
                                         Class 1  Class A  Class B  Class L
----------------------------------------------------------------------------
Six-Month+                               (11.86)%  (8.89)%  (9.23)%  (6.14)%
----------------------------------------------------------------------------
One-Year                                 (24.84)  (22.58)  (23.09)  (20.35)
----------------------------------------------------------------------------
Five-Year                                  6.05     6.43     6.59      N/A
----------------------------------------------------------------------------
Ten-Year                                  10.11      N/A      N/A      N/A
----------------------------------------------------------------------------
Since Inception++                          9.92     8.70     8.87   (22.30)
----------------------------------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception date for Class 1 shares is April 14, 1987. Inception date for Class A and B shares is August 18, 1996. Inception date for Class L shares is September 19, 2000.




What's Inside
Your Investment in the Smith Barney Large Cap Core Fund....................1
Letter to Our Shareholders.................................................2
Fund at a Glance...........................................................5
Historical Performance.....................................................6
Growth of $10,000..........................................................8
Schedule of Investments....................................................9
Statement of Assets and Liabilities.......................................12
Statement of Operations...................................................13
Statements of Changes in Net Assets.......................................14
Notes to Financial Statements.............................................15
Financial Highlights......................................................21
Additional Shareholder Information........................................24

[LOGO] Smith Barney
       Mutual Funds
  Your Serious Money. Professionally Managed/SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

            YOUR INVESTMENT IN THE SMITH BARNEY LARGE CAP CORE FUND


Portfolio manager Larry Weissman puts his 17 years of securities business experience to good use in seeking capital appreciation by investing in companies with both growth and value characteristics in the large-cap stock universe.


[GRAPHIC]
Looking to Capture Growth at a Reasonable Price
Larry generally uses a "bottom-up" strategy to manage the Fund, focusing more on individual security selection, with less emphasis on industry and sector allocation. Larry uses exhaustive fundamental research to identify stocks that he thinks have strong growth potential. He then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics.

[GRAPHIC]
Unrecognized Companies with Growth Potential
Your investment offers you the opportunity to participate in a Fund that seeks to invest in some of the leading companies across the large-capitalization spectrum: growth stocks - those companies that generally have high historic growth rates and high relative growth compared with companies in the same industry or sector - and value stocks - those companies that generally have lower price to earnings ratios and other statistics indicating that a security is undervalued. An investment approach combining growth and value may be a prudent way to achieve your investment goals.

[GRAPHIC]
The Smith Barney Solution to Funds that Stray -- The Style Pure Series
The Style Pure Series is a selection of Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Each Fund typically invests a substantial portion of its assets within its respective asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.


 1 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

Dear Shareholder,

Enclosed is the semi-annual report for the Smith Barney Large Cap Core Fund ("Fund") for the period ended April 30, 2002. In this report, we summarize what the Fund's manager believes to be the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update
For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned negative 4.08%. In comparison, the S&P 500 Index ("S&P 500" or "Index")/1/ returned 2.31% for the same period. The manager believes there are two major reasons for this short-term underperformance versus the Index. First, the Fund generally is more growth-oriented/2/ than the Index, and the best performing stocks during the period typically were more value-oriented./3/ Second, the Fund's investments generally were in companies with higher average market capitalizations than those of the S&P 500. The best performing stocks in the Index for this period generally were those with smaller market capitalizations.

Investment Objective and Management Policies
The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1,000 stocks of the equity market are considered large cap issuers. The manager uses a "bottom-up" strategy, primarily focusing on individual security selection, with less emphasis on industry and sector allocation. The manager selects investments for their capital appreciation potential; any ordinary income is incidental. In selecting individual companies for investment, the manager looks at companies thought to have:

    . Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector;

    . Value characteristics, including low price-to-earnings ("P/E")/4/ ratios and other statistics indicating that a security is undervalued;

    . Increasing profits and sales;

    . Competitive advantages that could be more fully exploited;

    . Skilled management that is committed to long-term growth; and

    . Potential for a long-term investment by the Fund.

The manager uses fundamental research to find stocks with strong growth potential, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the Fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

--------
1 The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
2 Growth investing generally represents buying stock in companies that tend to exhibit higher than average earnings growth.
3 Value investing generally represents buying stock in companies whose intrinsic values exceed their market values.
4 The P/E ratio is the price of a stock divided by its earnings per share.


 2 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

Market Update
Concerns still exist surrounding corporate earnings, governance, and the economy, which have contributed to the market's volatility. At this point, the manager believes that for the market to make a sustained move up from here, it will need more visibility on earnings, the trajectory of growth from current levels, and what investors are willing to pay for them.

The manager believes there are signs leaning toward acceleration in economic growth. Part of the overall sales growth generated in the first quarter of 2002 was inventory replenishment. However, the manager believes companies will have to step up production at some point if demand surges, as real manufacturing and trade inventory-to-sales levels at the end of the first quarter are the lowest they have been since 1974. The pick-up in demand from these levels is key as it may lead to hiring in corporate America, which may then translate into more consumer spending. The other missing piece is an increase in corporate spending, which the manager believes is contingent on companies seeing stabilization in their businesses and a few consecutive positive Gross Domestic Product ("GDP")/5/ reports. Re-acceleration in sales coupled with past cost cutting may result in a rebound in profits and margins. Thus, the manager believes we may be at the beginning of a new cycle.

Fund Update
The Fund's "core" growth strategy allows the manager to invest in companies across many sectors. As of April 30th, the Fund's ten largest positions comprised about 30% of the portfolio. The Fund is diversified across many sectors, with large sector concentrations in finance, healthcare and technology. While the manager continues to emphasize these sectors, the Fund's weightings in the healthcare sector were reduced during the period.

The Fund's largest holdings are in a variety of industries and generally possess competitive advantages that the manager expects will result in more stable and consistent growth. For example, Fannie Mae, AIG, and Wells Fargo are known as financial leaders. Pfizer, Pharmacia, and Johnson & Johnson are generally known as leaders in new drug development. Included in the Fund's holdings are select medium-sized companies, such as Ambac Financial, SPX Corp. and Electronic Arts, all of which the manager believes are well-positioned for future growth.

Market and Fund Outlook
Historically, at this point in the cycle, the market focus often has shifted to favoring certain growth stocks over value stocks. The manager believes that the opportunities present in the market today are more attractive than those that have been seen at any time in the last few years. The manager has attempted to position the Fund to benefit from a change in investor perception and its bias has become more positive.

--------
5 GDP is a market value of goods and services produced by labor and property in a given country.


 3 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

We recognize that you have many investment choices and we appreciate your trust and support.

Sincerely,

/s/ Heath B. McLendon                    /s/ Lawrence Weissman

Heath B. McLendon                        Lawrence B. Weissman, CFA
Trustee                                  Vice President and
                                         Investment Officer

May 29, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 11 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of April 30, 2002 and is subject to change.


 4 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

           SMITH BARNEY LARGE CAP CORE FUND at a Glance (unaudited)


 TOP TEN HOLDINGS*+

 1. Pfizer Inc........................................................ 3.6%
 2. Microsoft Corp.................................................... 3.5
 3. Exxon Mobil Corp.................................................. 3.3
 4. American International Group Inc.................................. 3.3
 5. Ambac Financial Group, Inc........................................ 3.2
 6. Fannie Mae........................................................ 2.6
 7. General Electric Co............................................... 2.6
 8. Intel Corp........................................................ 2.5
 9. Wells Fargo & Co.................................................. 2.1
10. Kraft Foods Inc................................................... 2.0

                           INDUSTRY DIVERSIFICATION*+

[CHART]

Consumer Non-Durables      9.1%
Consumer Services          4.6%
Energy                     6.9%
Finance                   19.4%
Healthcare                13.4%
Producer Manufacturing     6.5%
Retail                     9.1%
Technology                18.9%
Telecommunication          4.4%
Transportation             1.5%
Other                      6.2%

                            INVESTMENT BREAKDOWN*++

[CHART]

U.S. Government Obligation      0.5%
Repurchase Agreement            1.2%
Common Stock                   98.3%

* All information is as of April 30, 2002. Please note that Fund holdings are subject to change.
+  As a percentage of total common stock.
++ As a percentage of total investments.


 5 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES



                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $17.55    $16.82     $0.10      $ 0.00         (3.68)%++
---------------------------------------------------------------------------------
10/31/01                 26.52     17.55      0.06        2.32        (26.67)
---------------------------------------------------------------------------------
10/31/00                 24.36     26.52      0.07        1.58         16.12
---------------------------------------------------------------------------------
10/31/99                 19.59     24.36      0.11        1.82         35.60
---------------------------------------------------------------------------------
10/31/98                 20.94     19.59      0.17        3.41         12.54
---------------------------------------------------------------------------------
10/31/97                 17.98     20.94      0.18        1.36         26.93
---------------------------------------------------------------------------------
10/31/96                 17.46     17.98      0.18        2.40         19.94
---------------------------------------------------------------------------------
10/31/95                 15.31     17.46      0.16        1.03         24.01
---------------------------------------------------------------------------------
10/31/94                 16.26     15.31      0.11        1.18          2.04
---------------------------------------------------------------------------------
10/31/93                 16.02     16.26      0.12        1.77         14.27
---------------------------------------------------------------------------------
10/31/92                 15.47     16.02      0.17        0.80          9.83
---------------------------------------------------------------------------------
Total                                        $1.43      $17.67
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $17.41    $16.70     $0.00      $ 0.00         (4.08)%++
---------------------------------------------------------------------------------
10/31/01                 26.41     17.41      0.00        2.32        (27.12)
---------------------------------------------------------------------------------
10/31/00                 24.29     26.41      0.01        1.58         15.69
---------------------------------------------------------------------------------
10/31/99                 19.54     24.29      0.05        1.82         35.24
---------------------------------------------------------------------------------
10/31/98                 20.89     19.54      0.12        3.41         12.27
---------------------------------------------------------------------------------
10/31/97                 17.96     20.89      0.16        1.36         26.65
---------------------------------------------------------------------------------
Inception* -- 10/31/96   16.63     17.96      0.00        0.00          8.00++
---------------------------------------------------------------------------------
Total                                        $0.34      $10.49
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $16.86    $16.11     $0.00      $ 0.00         (4.45)%++
---------------------------------------------------------------------------------
10/31/01                 25.81     16.86      0.00        2.32        (27.59)
---------------------------------------------------------------------------------
10/31/00                 23.95     25.81      0.00        1.58         14.76
---------------------------------------------------------------------------------
10/31/99                 19.37     23.95      0.00        1.82         34.31
---------------------------------------------------------------------------------
10/31/98                 20.75     19.37      0.00        3.41         11.43
---------------------------------------------------------------------------------
10/31/97                 17.93     20.75      0.11        1.36         25.66
---------------------------------------------------------------------------------
Inception* -- 10/31/96   16.63     17.93      0.00        0.00          7.82++
---------------------------------------------------------------------------------
Total                                        $0.11      $10.49
---------------------------------------------------------------------------------


 6 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $17.36    $16.63     $0.00       $0.00         (4.21)%++
---------------------------------------------------------------------------------
10/31/01                 26.41     17.36      0.00        2.32        (27.32)
---------------------------------------------------------------------------------
Inception* -- 10/31/00   27.33     26.41      0.00        0.00         (3.37)++
---------------------------------------------------------------------------------
Total                                        $0.00       $2.32
---------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

                                                Without Sales Charges/(1)/
                                            -----------------------------------
                                            Class 1  Class A  Class B  Class L
-------------------------------------------------------------------------------
Six Months Ended 4/30/02++                   (3.68)%  (4.08)%  (4.45)%  (4.21)%
-------------------------------------------------------------------------------
Year Ended 4/30/02                          (17.86)  (18.50)  (19.05)  (18.72)
-------------------------------------------------------------------------------
Five Years Ended 4/30/02                      7.95     7.52     6.73      N/A
-------------------------------------------------------------------------------
Ten Years Ended 4/30/02                      11.09      N/A      N/A      N/A
-------------------------------------------------------------------------------
Inception* through 4/30/02                   10.57     9.68     8.87   (21.81)
-------------------------------------------------------------------------------
                                                  With Sales Charges/(2)/
                                            -----------------------------------
                                            Class 1  Class A  Class B  Class L
-------------------------------------------------------------------------------
Six Months Ended 4/30/02++                  (11.86)%  (8.89)%  (9.23)%  (6.14)%
-------------------------------------------------------------------------------
Year Ended 4/30/02                          (24.84)  (22.58)  (23.09)  (20.35)
-------------------------------------------------------------------------------
Five Years Ended 4/30/02                      6.05     6.43     6.59      N/A
-------------------------------------------------------------------------------
Ten Years Ended 4/30/02                      10.11      N/A      N/A      N/A
-------------------------------------------------------------------------------
Inception* through 4/30/02                    9.92     8.70     8.87   (22.30)
-------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                   Without Sales Charges/(1)/
-----------------------------------------------------------------------------
Class 1 (4/30/92 through 4/30/02)                           186.25%
-----------------------------------------------------------------------------
Class A (Inception* through 4/30/02)                         69.35
-----------------------------------------------------------------------------
Class B (Inception* through 4/30/02)                         62.31
-----------------------------------------------------------------------------
Class L (Inception* through 4/30/02)                        (32.72)
-----------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception date for Class 1 shares is April 14, 1987. Inception date for Class A and B shares is August 18, 1996. Inception date for Class L shares is September 19, 2000.

 7 Smith Barney Large Cap Core Fund  | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Growth of $10,000 Invested in Class 1 Shares of the
Smith Barney Large Cap Core Fund vs. S&P 500 Index+
--------------------------------------------------------------------------------
                           April 1992 -- April 2002

[CHART]
                    Smith Barney Large             Standard & Poor's
               Cap Core Fund-Class 1 Shares           500 Index
               ----------------------------        -----------------
 4/1992                $9,151                          $10,000
10/1992                 9,507                           10,247
10/1993                10,857                           11,774
10/1994                11,085                           12,229
10/1995                13,746                           15,459
10/1996                16,487                           19,183
10/1997                20,927                           25,341
10/1998                23,552                           30,918
10/1999                31,936                           38,852
10/2000                37,084                           41,213
10/2001                27,194                           30,955
 4/2002                26,194                           31,670


+Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1992, assuming deduction of the maximum initial 8.50% sales charge at the time of investment for Class 1 shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The S&P 500 Index is an index of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 8 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                 APRIL 30, 2002



 SHARES                         SECURITY                            VALUE
-----------------------------------------------------------------------------
COMMON STOCK -- 98.3%
Consumer Durables -- 1.0%
  628,360 Electronic Arts, Inc.*                                 $ 37,104,658
----------------------------------------------------------------------------
Consumer Non-Durables -- 9.0%
  889,400 The Coca-Cola Co.                                        49,370,594
  653,500 The Gillette Co.                                         23,186,180
  900,800 Kimberly-Clark Corp.                                     58,660,096
1,804,725 Kraft Foods Inc.                                         74,065,914
1,089,250 PepsiCo, Inc.                                            56,532,075
  573,700 The Procter & Gamble Co.                                 51,782,162
  324,050 Unilever N.V., NY Shares                                 20,966,035
----------------------------------------------------------------------------
                                                                  334,563,056
----------------------------------------------------------------------------
Consumer Services -- 4.5%
2,916,550 AOL Time Warner, Inc.*                                   55,472,781
  380,650 Cendant Corp.*                                            6,847,893
  872,285 Cox Communications, Inc.*                                29,125,596
  242,450 Univision Communications Inc.*                            9,688,302
  989,376 Viacom Inc., Class B Shares*                             46,599,610
  831,850 The Walt Disney Co.                                      19,282,283
----------------------------------------------------------------------------
                                                                  167,016,465
----------------------------------------------------------------------------
Energy -- 6.8%
  309,505 Anadarko Petroleum Corp.                                 16,657,559
  421,200 BP PLC, Sponsored ADR                                    21,396,960
  407,100 ChevronTexaco Corp.                                      35,299,641
  613,395 Encana Corp.                                             19,291,273
3,019,610 Exxon Mobil Corp.                                       121,297,734
  510,300 TotalFinaElf S.A., Sponsored ADR                         38,634,813
----------------------------------------------------------------------------
                                                                  252,577,980
----------------------------------------------------------------------------
Finance -- 19.1%
1,835,950 Ambac Financial Group, Inc.                             115,407,817
1,739,525 American International Group Inc.                       120,235,968
  267,920 Annuity & Life Re Holdings, Ltd.                          5,085,122
  626,000 Bank of America Corp.                                    45,372,480
  746,300 The Bank of New York Co., Inc.                           27,307,117
      271 Berkshire Hathaway Inc., Class A Shares*                 19,904,950
  861,700 Capital One Financial Corp.                              51,607,213
1,211,100 Fannie Mae                                               95,592,123
1,477,040 IndyMac Bancorp, Inc.*                                   37,295,260
1,142,300 J.P. Morgan Chase & Co.                                  40,094,730
  712,400 Lehman Brothers Holdings Inc.                            42,031,600
  729,300 Morgan Stanley Dean Witter & Co.                         34,802,196
1,476,300 Wells Fargo & Co.                                        75,512,745
----------------------------------------------------------------------------
                                                                  710,249,321
----------------------------------------------------------------------------
Healthcare -- 13.1%
  781,410 Affymetrix, Inc.*                                        19,824,372
  931,755 Alcon, Inc.*                                             32,285,311
  437,740 Amgen Inc.*                                              23,147,691
  287,300 Cardinal Health, Inc.                                    19,895,525
  465,300 Eli Lilly & Co.                                          30,733,065

                      See Notes to Financial Statements.


 9 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002



 SHARES                         SECURITY                            VALUE
-----------------------------------------------------------------------------
Healthcare -- 13.1% (continued)
  742,350 HCA Inc.                                               $ 35,476,906
  977,600 Johnson & Johnson                                        62,429,536
  584,050 Merck & Co. Inc.                                         31,737,277
3,601,800 Pfizer Inc.                                             130,925,430
1,160,500 Pharmacia Corp.                                          47,847,415
  737,334 Sepracor Inc.*                                            9,334,648
  175,384 WellPoint Health Networks Inc.*                          13,167,831
  568,100 Wyeth                                                    32,381,700
----------------------------------------------------------------------------
                                                                  489,186,707
----------------------------------------------------------------------------
Industrial Services -- 1.5%
  515,605 AES Corp.*                                                4,135,152
  815,999 El Paso Corp.                                            32,639,960
  367,010 Weatherford International, Inc.*                         18,302,789
----------------------------------------------------------------------------
                                                                   55,077,901
----------------------------------------------------------------------------
Non-Energy Minerals -- 1.5%
  516,650 Alcan Inc.                                               18,924,889
1,050,900 Alcoa Inc.                                               35,762,127
----------------------------------------------------------------------------
                                                                   54,687,016
----------------------------------------------------------------------------
Process Industries -- 1.3%
  330,900 E.I. du Pont de Nemours & Co.                            14,725,050
  604,755 Praxair, Inc.                                            34,531,511
----------------------------------------------------------------------------
                                                                   49,256,561
----------------------------------------------------------------------------
Producer Manufacturing -- 6.4%
  237,450 3M Co.                                                   29,871,210
3,016,770 General Electric Co.                                     95,179,093
  717,500 Honeywell International Inc.                             26,317,900
  481,050 SPX Corp.*                                               64,773,383
1,095,600 Tyco International Ltd.                                  20,213,820
----------------------------------------------------------------------------
                                                                  236,355,406
----------------------------------------------------------------------------
Retail -- 8.9%
  479,300 Costco Wholesale Corp.*                                  19,267,860
  991,274 The Home Depot, Inc.                                     45,965,375
  654,600 Lowe's Cos., Inc.                                        27,683,034
1,427,300 Safeway Inc.*                                            59,875,235
1,248,550 Target Corp.                                             54,499,208
1,438,900 TJX Cos., Inc.                                           62,707,262
1,107,250 Wal-Mart Stores, Inc.                                    61,850,985
----------------------------------------------------------------------------
                                                                  331,848,959
----------------------------------------------------------------------------
Technology -- 18.6%
1,536,700 Applied Materials, Inc.*                                 37,372,544
  982,500 BEA Systems, Inc.*                                       10,532,400
2,471,700 Cisco Systems, Inc.*                                     36,210,405
1,399,200 Dell Computer Corp.*                                     36,854,928
  290,750 Electronic Data Systems Corp.                            15,776,095
  869,850 EMC Corp.*                                                7,950,429
  243,990 General Dynamics Corp.                                   23,688,989
3,142,932 Intel Corp.                                              89,919,285
  472,200 International Business Machines Corp.                    39,551,472

                      See Notes to Financial Statements.


 10 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)     APRIL 30, 2002

  SHARES                                            SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------
Technology -- 18.6% (continued)
    368,700 Lexmark International, Inc.*                                                              $   22,040,886
  3,608,200 Lucent Technologies Inc.*                                                                     16,597,720
    641,004 Maxim Integrated Products, Inc.*                                                              31,921,999
  2,466,520 Microsoft Corp.*                                                                             128,900,335
  1,779,000 Motorola, Inc.                                                                                27,396,600
    950,950 Nokia Oyj, Sponsored ADR                                                                      15,462,447
  2,205,950 Oracle Corp.*                                                                                 22,147,738
    449,850 Sanmina-SCI Corp.*                                                                             4,678,440
    759,650 SAP AG, Sponsored ADR                                                                         24,764,590
    918,580 Siebel Systems, Inc.*                                                                         22,220,450
  2,929,200 Sun Microsystems, Inc.*                                                                       23,960,856
    761,400 Texas Instruments Inc.                                                                        23,550,102
    586,318 VERITAS Software Corp.*                                                                       16,616,252
    386,550 Xilinx, Inc.*                                                                                 14,596,128
--------------------------------------------------------------------------------------------------------------------
                                                                                                         692,711,090
--------------------------------------------------------------------------------------------------------------------
Telecommunication -- 4.4%
  2,343,655 AT&T Corp.                                                                                    30,748,754
  1,612,934 AT&T Wireless Services Inc.*                                                                  14,435,759
  1,949,650 SBC Communications Inc.                                                                       60,556,129
  1,417,610 Verizon Communications                                                                        56,860,337
--------------------------------------------------------------------------------------------------------------------
                                                                                                         162,600,979
--------------------------------------------------------------------------------------------------------------------
Transportation -- 1.5%
    536,345 Knightsbridge Tankers Ltd.                                                                     8,833,602
    775,300 United Parcel Service, Inc., Class B Shares                                                   46,549,012
--------------------------------------------------------------------------------------------------------------------
                                                                                                          55,382,614
--------------------------------------------------------------------------------------------------------------------
Utilities -- 0.7%
    385,000 Duke Energy Corp.                                                                             14,757,050
    184,600 Dynegy Inc., Class A Shares                                                                    3,322,800
    183,900 Exelon Corp.                                                                                   9,985,770
--------------------------------------------------------------------------------------------------------------------
                                                                                                          28,065,620
--------------------------------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $3,092,455,386)                                                                   3,656,684,333
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                            SECURITY                                              VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION -- 0.5%
$14,474,000 U.S. Treasury Bonds, 8.750% due 5/15/17
            (Cost -- $16,746,706)                                                                         19,055,933
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
 42,874,000 Morgan Stanley Dean Witter & Co., 1.830% due 5/1/02; Proceeds at maturity -- $42,876,179;
              (Fully collateralized by U.S. Treasury Bills and Strips, 0.000% due 6/13/02 to 5/15/20;
              Market value -- $44,177,253) (Cost -- $42,874,000)                                          42,874,000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $3,152,076,092**)                                                                $3,718,614,266
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


 11 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)     APRIL 30, 2002


ASSETS:
   Investments, at value (Cost -- $3,152,076,092)                       $3,718,614,266
   Cash                                                                            256
   Receivable for securities sold                                           16,599,876
   Dividends and interest receivable                                         3,152,102
   Receivable for Fund shares sold                                           1,851,564
   Other assets                                                                208,258
---------------------------------------------------------------------------------------
   Total Assets                                                          3,740,426,322
---------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares purchased                                         2,342,114
   Management fee payable                                                    2,028,724
   Trustees' retirement plan                                                   316,739
   Service plan fees payable                                                   160,272
---------------------------------------------------------------------------------------
   Total Liabilities                                                         4,847,849
---------------------------------------------------------------------------------------
Total Net Assets                                                        $3,735,578,473
---------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                           $        2,232
   Capital paid in excess of par value                                   3,264,767,234
   Overdistributed net investment income                                    (2,314,148)
   Accumulated net realized loss from security transactions                (93,415,019)
   Net unrealized appreciation of investments                              566,538,174
---------------------------------------------------------------------------------------
Total Net Assets                                                        $3,735,578,473
---------------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                                 174,373,020
------------------------------------------------------------------------------------
   Class A                                                                  25,685,844
------------------------------------------------------------------------------------
   Class B                                                                  22,796,430
------------------------------------------------------------------------------------
   Class L                                                                     360,860
------------------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                               $16.82
------------------------------------------------------------------------------------
   Class A (and redemption price)                                               $16.70
------------------------------------------------------------------------------------
   Class B *                                                                    $16.11
------------------------------------------------------------------------------------
   Class L **                                                                   $16.63
------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 9.29% of net asset value per share)            $18.38
------------------------------------------------------------------------------------
   Class A (net asset value plus 5.26% of net asset value per share)            $17.58
------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)            $16.80
---------------------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                      See Notes to Financial Statements.


 12 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED APRIL 30, 2002


INVESTMENT INCOME:
   Dividends                                                                    $  20,141,830
   Interest                                                                         2,279,850
   Less: Foreign withholding tax                                                     (103,860)
---------------------------------------------------------------------------------------------
   Total Investment Income                                                         22,317,820
---------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                         11,595,431
   Shareholder and system servicing fees                                            5,697,131
   Service plan fees (Note 2)                                                       2,588,289
   Shareholder communications                                                       1,241,400
   Trustees' fees                                                                     145,018
   Audit and legal                                                                    114,732
   Custody                                                                            114,291
   Registration fees                                                                  106,343
   Other                                                                               31,418
---------------------------------------------------------------------------------------------
   Total Expenses                                                                  21,634,053
---------------------------------------------------------------------------------------------
Net Investment Income                                                                 683,767
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
   Realized Loss From Security Transactions (excluding short-term securities):
     Proceeds from sales                                                          914,877,741
     Cost of securities sold                                                      976,668,660
---------------------------------------------------------------------------------------------
   Net Realized Loss                                                              (61,790,919)
---------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                          648,772,032
     End of period                                                                566,538,174
---------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                                        (82,233,858)
---------------------------------------------------------------------------------------------
Net Loss on Investments                                                          (144,024,777)
---------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                          $(143,341,010)
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


 13 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended April 30, 2002 (unaudited) and the Year Ended October 31, 2001

                                                                          2002               2001
-------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $      683,767    $    17,555,043
   Net realized loss                                                    (61,790,919)        (9,338,240)
   Decrease in net unrealized appreciation                              (82,233,858)    (1,518,400,874)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                              (143,341,010)    (1,510,184,071)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (17,008,451)       (10,720,642)
   Net realized gains                                                            --       (500,813,021)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders            (17,008,451)      (511,533,663)
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
   Net proceeds from sale of shares                                     151,269,673        387,642,676
   Net asset value of shares issued for reinvestment of dividends        17,008,442        511,051,070
   Cost of shares reacquired                                           (272,772,233)      (601,327,946)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions      (104,494,118)       297,365,800
-------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                 (264,843,579)    (1,724,351,934)

NET ASSETS:
   Beginning of period                                                4,000,422,052      5,724,773,986
-------------------------------------------------------------------------------------------------------
   End of period*                                                    $3,735,578,473    $ 4,000,422,052
-------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:    $(2,314,148)       $14,010,536
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


 14 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Large Cap Core Fund ("Fund") is a separate portfolio of the Smith Barney Investment Series ("Series"). The Series, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and consists of this Fund and six other separate investment portfolios: Smith Barney International Aggressive Growth Fund, Smith Barney Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; ( f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gain of $5,424,449 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


 15 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                          Annual Rate
-----------------------------------------------------------------------------
First $1 billion                                                     0.65%
----------------------------------------------------------------------------
Next $1 billion                                                      0.60
----------------------------------------------------------------------------
Next $1 billion                                                      0.55
----------------------------------------------------------------------------
Next $1 billion                                                      0.50
----------------------------------------------------------------------------
Over $4 billion                                                      0.45
----------------------------------------------------------------------------

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of

Citigroup, acts as the Fund's transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $38,825 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2002, SSB and its affiliates received $72,377 in brokerage commissions for the Fund's portfolio agency transactions.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2002, SSB and its affiliates received sales charges of approximately $8,043,000, $3,719,000 and $16,000 on sales of the Fund's Class 1, A and L shares, respectively.

In addition, CDSCs paid to SSB and its affiliates for the six months ended April 30, 2002 were approximately:

                                                             Class B  Class L
-----------------------------------------------------------------------------
CDSCs                                                        $598,000 $2,000
----------------------------------------------------------------------------

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets with respect to Class A shares calculated at the annual rate of 1.00% of the average daily net assets of Class B and L shares. At a shareholder meeting held on February 1, 2002, the shareholders approved these Service Plans which replaced Distribution Plans then in effect. For the six months ended April 30, 2002, total Service Plan fees incurred were:

                                                   Class A   Class B   Class L
------------------------------------------------------------------------------
Service Plan Fees                                  $558,242 $1,999,939 $30,108
-----------------------------------------------------------------------------

All officers and two Trustees of the Series are employees of Citigroup or its affiliates.


 16 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

The Trustees of the Series instituted a Retirement Plan ("Plan"), effective April 1, 1996 (and amended January 1, 2001). The Plan is not funded, and obligations under the Plan will be paid solely out of the Series' assets. The Series will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Trustees not affiliated with SBFM, the annual retirement benefit payable per year for a ten-year period is based upon the total annual compensation received in calendar year 2000. Such benefit is reduced by any payments received under CitiFunds and Smith Barney Investment Series Amended and Restated Trustee Emeritus Plan. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for those Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten-year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.

3. Investments

During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

-------------------------------------------------------------------------
Purchases                                                    $742,386,763
-------------------------------------------------------------------------
Sales                                                         914,877,741
-------------------------------------------------------------------------

At April 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------
Gross unrealized appreciation                                $ 800,747,257
Gross unrealized depreciation                                 (234,209,083)
--------------------------------------------------------------------------
Net unrealized appreciation                                  $ 566,538,174
--------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At April 30, 2002, the Fund did not hold any futures contracts.


 17 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

6. Option Contracts

Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked to market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2002, the Fund did not enter into any written covered call or put option contracts.

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

At April 30, 2002, the Fund did not have any open short sale transactions.


 18 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

9. Securities Lending

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2002, the Fund did not have any securities on loan.

10. Securities Traded on a To-Be-Announced Basis

The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2002, the Fund did not hold any TBA securities.

11. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, 1, A, B, L and Y, of which four classes are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                                Class 1       Class A      Class B     Class L
--------------------------------------------------------------------------------
Total Paid-in Capital        $2,233,904,356 $543,275,937 $480,147,895 $7,441,278
--------------------------------------------------------------------------------

 19 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                                   Six Months Ended               Year Ended
                                    April 30, 2002             October 31, 2001
                              --------------------------  --------------------------
                                 Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------
Class 1
Shares sold                     2,722,224  $  49,311,022    5,987,020  $ 122,291,487
Shares issued on reinvestment     898,966     17,008,442   18,971,369    417,939,268
Shares reacquired             (10,274,902)  (185,398,841) (20,802,510)  (424,689,518)
-------------------------------------------------------------------------------------
Net Increase (Decrease)        (6,653,712) $(119,079,377)   4,155,879  $ 115,541,237
-------------------------------------------------------------------------------------
Class A
Shares sold                     3,283,985  $  59,060,684    7,258,011  $ 148,273,662
Shares issued on reinvestment          --             --    2,082,304     45,769,051
Shares reacquired              (2,033,564)   (36,545,697)  (4,210,197)   (84,594,882)
-------------------------------------------------------------------------------------
Net Increase                    1,250,421  $  22,514,987    5,130,118  $ 109,447,831
-------------------------------------------------------------------------------------
Class B
Shares sold                     2,360,927  $  41,026,026    5,545,675  $ 110,343,097
Shares issued on reinvestment          --             --    2,208,630     47,286,768
Shares reacquired              (2,881,069)   (49,932,818)  (4,723,313)   (91,537,341)
-------------------------------------------------------------------------------------
Net Increase (Decrease)          (520,142) $  (8,906,792)   3,030,992  $  66,092,524
-------------------------------------------------------------------------------------
Class L
Shares sold                       103,593  $   1,871,941      323,820  $   6,734,430
Shares issued on reinvestment          --             --        2,548         55,983
Shares reacquired                 (49,506)      (894,877)     (26,414)      (506,205)
-------------------------------------------------------------------------------------
Net Increase                       54,087  $     977,064      299,954  $   6,284,208
-------------------------------------------------------------------------------------

 20 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                           2002/(1)(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/    1998    1997
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $17.55      $26.52    $24.36    $19.59   $20.94  $17.98
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.03        0.11      0.07      0.08     0.13    0.17
 Net realized and unrealized gain (loss)     (0.66)      (6.70)     3.74      6.62     2.10    4.33
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.63)      (6.59)     3.81      6.70     2.23    4.50
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.10)      (0.06)    (0.07)    (0.11)   (0.17)  (0.18)
 Net realized gains                             --       (2.32)    (1.58)    (1.82)   (3.41)  (1.36)
----------------------------------------------------------------------------------------------------
Total Distributions                          (0.10)      (2.38)    (1.65)    (1.93)   (3.58)  (1.54)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.82      $17.55    $26.52    $24.36   $19.59  $20.94
----------------------------------------------------------------------------------------------------
Total Return                                 (3.68)%++  (26.67)%   16.12%    35.60%   12.54%  26.93%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $2,933      $3,177    $4,691    $4,475   $3,657  $3,547
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.81%+      0.73%     0.70%     0.76%    0.78%   0.88%
 Net investment income                        0.29+       0.55      0.26      0.34     0.63    0.86
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         19%         27%       34%       37%     113%    165%
----------------------------------------------------------------------------------------------------

Class A Shares                            2002/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/    1998    1997
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $17.41      $26.41    $24.29    $19.54   $20.89  $17.96
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                (0.05)      (0.01)    (0.02)     0.02     0.05    0.15
 Net realized and unrealized gain (loss)     (0.66)      (6.67)     3.73      6.60     2.13    4.30
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.71)      (6.68)     3.71      6.62     2.18    4.45
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --          --     (0.01)    (0.05)   (0.12)  (0.16)
 Net realized gains                             --       (2.32)    (1.58)    (1.82)   (3.41)  (1.36)
----------------------------------------------------------------------------------------------------
Total Distributions                             --       (2.32)    (1.59)    (1.87)   (3.53)  (1.52)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.70      $17.41    $26.41    $24.29   $19.54  $20.89
----------------------------------------------------------------------------------------------------
Total Return                                 (4.08)%++  (27.12)%   15.69%    35.24%   12.27%  26.65%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $429        $425      $510      $344     $180    $109
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.68%+      1.34%     1.04%     1.01%    1.02%   1.13%
 Net investment income (loss)                (0.58)+     (0.06)    (0.07)     0.09     0.38    0.57
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         19%         27%       34%       37%     113%    165%
----------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

21 Smith Barney Large Cap Core Fund  | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                           2002/(1)(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/    1998    1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $16.86      $25.81    $23.95    $19.37   $20.75  $17.93
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.11)      (0.15)    (0.23)    (0.14)   (0.11)   0.01
 Net realized and unrealized gain (loss)    (0.64)      (6.48)     3.67      6.54     2.14    4.28
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         (0.75)      (6.63)     3.44      6.40     2.03    4.29
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --        --        --       --   (0.11)
 Net realized gains                            --       (2.32)    (1.58)    (1.82)   (3.41)  (1.36)
---------------------------------------------------------------------------------------------------
Total Distributions                            --       (2.32)    (1.58)    (1.82)   (3.41)  (1.47)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $16.11      $16.86    $25.81    $23.95   $19.37  $20.75
---------------------------------------------------------------------------------------------------
Total Return                                (4.45)%++  (27.59)%   14.76%    34.31%   11.43%  25.66%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $368        $393      $524      $357     $182    $126
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    2.39%+      2.01%     1.83%     1.76%    1.75%   1.88%
 Net investment loss                        (1.29)+     (0.73)    (0.86)    (0.65)   (0.35)  (0.16)
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        19%         27%       34%       37%     113%    165%
---------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

22 Smith Barney Large Cap Core Fund  | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class L Shares                                     2002/(1)(2)/  2001/(2)/ 2000/(2)(3)/
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $17.36      $26.41      $27.33
---------------------------------------------------------------------------------------
Loss From Operations:
  Net investment loss                                 (0.08)      (0.07)      (0.01)
  Net realized and unrealized loss                    (0.65)      (6.66)      (0.91)
---------------------------------------------------------------------------------------
Total Loss From Operations                            (0.73)      (6.73)      (0.92)
---------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                     --       (2.32)         --
---------------------------------------------------------------------------------------
Total Distributions                                      --       (2.32)         --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $16.63      $17.36      $26.41
---------------------------------------------------------------------------------------
Total Return                                          (4.21)%++  (27.32)%     (3.37)%++
---------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $5,767      $5,326        $180
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                             1.96%+      1.65%       1.54%+
  Net investment loss                                 (0.86)+     (0.37)      (0.46)+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  19%        27 %         34%
---------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 19, 2000 (inception date) to October 31, 2000. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

23 Smith Barney Large Cap Core Fund  | 2002 Semi-Annual Report to Shareholders

 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)

A special meeting of shareholders was held on held on December 4, 2001, as adjourned to January 28, 2002 and February 1, 2002. Among other items, the following people were newly elected to serve on the Fund's Board of Trustees:
Elliot J. Berv, Mark T. Finn, Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, C. Oscar Morong, Jr., Walter E. Robb, III and E. Kirby Warren. Donald
M. Carlton, A. Benton Cocanougher, Stephen Randolph Gross, Heath B. McLendon, Alan G. Merten and R. Richardson Pettit were each re-elected to serve on the Fund's Board of Trustees.

                                                                                                            Broker
Items Voted On:                                                Votes For    Votes Against   Abstentions    Non-Votes
---------------------------------------------------------------------------------------------------------------------
ITEM 1.  BOARD OF TRUSTEES (includes votes of shareholders of the Fund and other series of Smith Barney
 Investment Series)
1.01 Elliott J. Berv                                        200,389,634.090 10,364,954.920              0           0
1.02 Donald M. Carlton                                      200,511,958.894 10,242,630.116              0           0
1.03 A. Benton Cocanougher                                  200,311,294.097 10,443,294.913              0           0
1.04 Mark T. Finn                                           200,453,623.126 10,300,965.884              0           0
1.05 Riley C. Gilley                                        200,212,884.956 10,541,704.054              0           0
1.06 Stephen Randolph Gross                                 200,445,762.032 10,308,826.978              0           0
1.07 Diana R. Harrington                                    200,416,229.936 10,338,359.074              0           0
1.08 Susan B. Kerley                                        200,435,379.156 10,319,209.854              0           0
1.09 Heath B. McLendon                                      200,376,327.606 10,378,261.404              0           0
1.10 Alan G. Merten                                         200,452,282.687 10,302,306.323              0           0
1.11 C. Oscar Morong, Jr.                                   200,247,453.199 10,507,135.811              0           0
1.12 R. Richardson Pettit                                   200,384,175.681 10,370,413.329              0           0
1.13 Walter E. Robb, III                                    200,110,076.716 10,644,512.294              0           0
1.14 E. Kirby Warren                                        200,376,710.308 10,377,878.702              0           0

ITEM 2.  AMENDED AND RESTATED DECLARATION OF TRUST (includes votes of shareholders of the Fund and other series of Smith Barney Investment Series)
                                                            185,500,921.952  5,576,024.989 19,143,327.069 534,315.000

ITEM 3.  VOTES ON VARIOUS FUND POLICIES (includes only votes of shareholders of the Fund)
3.01 Borrowing                                              114,953,774.466  4,976,757.993  4,033,405.908  53,251.000
3.02 Pledging Securities                                    115,193,637.321  4,733,724.138  4,036,576.908  53,251.000
3.03 Underwriting Securities                                115,343,452.759  4,579,334.779  4,041,150.829  53,251.000
3.04 Real Estate, Oil and Gas, Mineral Interests, and
 Commodities                                                115,369,486.708  4,563,546.751  4,030,904.908  53,251.000
3.05 Investments in Warrants                                115,310,045.542  4,600,629.221  4,053,263.604  53,251.000
3.06 Issuance of Senior Securities                          115,400,263.934  4,521,776.829  4,041,897.604  53,251.000
3.07 Lending of Money or Securities                         115,110,132.555  4,815,323.652  4,038,482.160  53,251.000
3.08 Repurchase Agreements                                  115,341,534.818  4,583,161.641  4,039,241.908  53,251.000
3.09 Concentration                                          115,324,391.250  4,585,989.209  4,053,557.908  53,251.000
3.10 Investments in a Single Issuer                         115,054,726.572  4,865,247.887  4,043,963.908  53,251.000
3.11 Margin                                                 115,098,250.574  4,821,878.885  4,043,808.908  53,251.000
3.12 Investment in Securities When Fund Management
 Also Invests                                               115,195,782.044  4,735,165.278  4,032,991.045  53,251.000
3.13 Investing to Acquire Control or Management             115,129,599.441  4,776,650.071  4,057,688.855  53,251.000
3.14 Investing in Other Investment Companies                115,166,455.894  4,750,071.009  4,047,411.464  53,251.000
3.15 Purchase of Illiquid Securities                        115,104,158.589  4,817,939.870  4,041,839.908  53,251.000
3.16 Investing in Companies with Less Than Three Years
 of Operation                                               113,902,270.190  6,001,450.269  4,060,217.908  53,251.000
3.17 Options                                                115,152,957.573  4,749,722.886  4,061,257.908  53,251.000

ITEM 4.  MANAGEMENT AGREEMENT (includes only votes of shareholders of the Fund)
                                                            108,157,440.858  3,516,127.536 12,343,620.973           0

ITEM 5.  SERVICE PLAN (includes only votes of shareholders of the Fund class indicated)
      Class A                                                10,660,432.146    263,114.410  1,268,103.549           0
      Class B                                                10,378,817.168    302,967.696  1,368,938.906           0
      Class L                                                   142,942.257      3,225.728     16,035.507           0
----------------------------------------------------------------------------------------------------------------

 24 Smith Barney Large Cap Core Fund | 2002 Semi-Annual Report to Shareholders

SMITH BARNEY
LARGE CAP CORE FUND



         TRUSTEES                     INVESTMENT MANAGER
         Elliot J. Berv               Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        DISTRIBUTORS
         Mark T. Finn                 Salomon Smith Barney Inc.
         R. Jay Gerken                PFS Distributors, Inc.
         Riley C. Gilley
         Stephen Randolph Gross       CUSTODIAN
         Diana R. Harrington          State Street Bank and
         Susan B. Kerley                Trust Company
         Heath B. McLendon
         Alan G. Merten               TRANSFER AGENT
         C. Oscar Morong, Jr.         Travelers Bank & Trust, fsb.
         R. Richardson Pettit         125 Broad Street, 11th Floor
         Walter E. Robb, III          New York, New York 10004
         E. Kirby Warren
                                      SUB-TRANSFER AGENTS
         OFFICERS                     PFPC Global Fund Services
         R. Jay Gerken                P.O. Box 9699
         President                    Providence, Rhode Island
                                      02940-9699
         Lewis E. Daidone
         Senior Vice President and    PFS Shareholder Services
         Chief Administrative Officer 3100 Breckinridge Blvd.
                                      Duluth, Georgia 30099
         Richard L. Peteka
         Treasurer

         Lawrence B. Weissman, CFA
         Vice President
         and Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary

   Smith Barney Large Cap Core Fund





 This report is submitted for the general information of shareholders of the Smith Barney Investment Series -- Smith Barney Large Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY LARGE CAP CORE FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospec-tus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds




 [LOGO] SalomonSmithBarney
 A member of citigroup

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD02328 6/02

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                            GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2002



                               [LOGO] Smith Barney
                                      Mutual Funds
                Your Serious Money. Professionally Managed./SM/

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

[PHOTO]

MICHAEL KAGAN
PORTFOLIO MANAGER

    [LOGO]
          Classic Series

 Semi-Annual Report . April 30, 2002

 SMITH BARNEY
 GROWTH AND INCOME FUND

      MICHAEL KAGAN

      Michael Kagan has more than 16 years of securities business experience and has been managing the Fund since August 11, 2000.

      Education: BA in Economics, Harvard University. Attended the Massachusetts Institute of Technology's Sloan School of Management.

      FUND OBJECTIVE

      The Fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGER TENURE
      -----------------
      Since August 11, 2000

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      16 Years

                                          INCEPTION NASDAQ
                     -------------------------------------
                     Class 1               4/14/87  CGINX
                     -------------------------------------
                     Class A               8/18/96  GRIAX
                     -------------------------------------
                     Class B               8/18/96  GRIBX
                     -------------------------------------
                     Class L               10/9/00  SGAIX
                     -------------------------------------
                     Class O               12/8/00  SPGOX
                     -------------------------------------
                     Class P               12/8/00  SBOPX
                     -------------------------------------


Average Annual Total Returns as of April 30, 2002*


                                     Without Sales Charges/(1)/
                         Class 1  Class A  Class B  Class L Class O Class P
    ------------------------------------------------------------------------
    Six-Month+             3.32%    3.11%    2.59%    2.77%   2.99%   2.99%
    ------------------------------------------------------------------------
    One-Year             (11.91)  (12.33)  (13.11)  (12.91) (12.57) (12.57)
    ------------------------------------------------------------------------
    Five-Year              4.55     4.24     3.42      N/A     N/A     N/A
    ------------------------------------------------------------------------
    Ten-Year               9.34      N/A      N/A      N/A     N/A     N/A
    ------------------------------------------------------------------------
    Since Inception++      9.12     7.04     6.20   (14.46) (13.94) (13.94)
    ------------------------------------------------------------------------

                                       With Sales Charges/(2)/
                         Class 1  Class A  Class B  Class L Class O  Class P
    ------------------------------------------------------------------------
    Six-Month+            (5.50)%  (2.06)%  (2.41)%   0.76%   1.99%  (2.01)%
    ------------------------------------------------------------------------
    One-Year             (19.40)  (16.72)  (17.45)  (14.61) (13.44) (16.94)
    ------------------------------------------------------------------------
    Five-Year              2.70     3.17     3.29      N/A     N/A     N/A
    ------------------------------------------------------------------------
    Ten-Year               8.37      N/A      N/A      N/A     N/A     N/A
    ------------------------------------------------------------------------
    Since Inception++      8.48     6.09     6.20   (15.02) (13.94) (16.42)
    ------------------------------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A, L and O shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L, O and P shares.
/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A, L and O shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00%, 1.00% and 1.00%, respectively; Class B and P shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+ Total return is not annualized as it may not be representative of the total return for the year.
++ Inception date for Class 1 shares is April 14, 1987. Inception date for Class A and B shares is August 18, 1996, and for Class L shares is October 9, 2000. Inception date for Class O and P shares is December 8, 2000.



         What's Inside
         Your Investment in the Smith Barney Growth and Income Fund..1
         Letter to Our Shareholders..................................2
         Fund at a Glance............................................4
         Historical Performance......................................5
         Growth of $10,000...........................................8
         Schedule of Investments.....................................9
         Statement of Assets and Liabilities........................13
         Statement of Operations....................................14
         Statements of Changes in Net Assets........................15
         Notes to Financial Statements..............................16
         Financial Highlights.......................................23
         Additional Shareholder Information........................ 27

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

          YOUR INVESTMENT IN THE SMITH BARNEY GROWTH AND INCOME FUND


Seasoned portfolio manager Michael Kagan and his investment team use a bottom-up/1/ selection process to identify stocks they believe have strong growth potential and are undervalued. Their goal: To create a portfolio that offers investors "growth at a reasonable price."

[LOGO] A Stock Selection Focus/2/

       Michael and his team use quantitative analysis to identify stocks with promising growth potential, and to determine whether stocks are undervalued or overvalued relative to the overall market. Through this analysis, they are able to uncover companies that they believe have competitive positions within their respective industries, have well-established management teams, and that may stand to benefit from positive changes to their corporate strategy.
[LOGO] An Exhaustive Security Selection Process

       Michael relies on a team of 12 experienced analysts to help him identify companies that may represent some of the most attractive opportunities in the market. All members of the research team are specialists within their given industries. Michael uses their recommendations as a foundation for building the Fund's portfolio.
[LOGO] Portfolio Manager-Driven Funds -- The Classic Series

       The Classic Series is a selection of Smith Barney Mutual Funds that invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives. This series of funds lets investors participate in mutual funds where investment decisions are determined by portfolio managers, based on each fund's investment objectives and guidelines.



          --------
          1 Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends. 2 Please note that these quantitative and qualitative factors, as well as expected dividends and income, influence the Fund's purchases and sales of securities.


1 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Growth and Income Fund ("Fund") for the period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's holdings and performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update
For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned 3.11%. In comparison, the S&P 500 Index,/1/ the Fund's benchmark, returned 2.31% for the same period. Past performance is not indicative of future results.

Investment Strategy
The Fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The Fund emphasizes U.S. stocks with large market capitalizations. The Fund's convertible securities may be of any credit quality and may include below investment-grade securities (commonly known as "junk bonds").

The manager emphasizes individual security selection while spreading the Fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price." First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Then the manager uses fundamental, qualitative research to verify these equity securities' growth potential.

Market Review
The accommodative monetary policy of the U.S. Federal Reserve Board and the resilience of the American consumer led the U.S. economy out of recession in the first quarter of 2002. The economic boom of the 1990's was, in part, fueled by unwavering consumer spending, which was the result of increased disposable cash gained by successive waves of mortgage refinancing. The manager believes the next decade will have no such support and feels the consumer's balance sheet is stretched and needs to be rebuilt before significant spending can be expected.

Although the manager does not think these factors give a negative outlook for the economy, they do temper its view on how robust the recovery will be. Because the manager looks for moderate economic growth next year and because the market has already risen about 20% off September 2001 lows, the manager expects stock market returns in 2002 to return to historical averages.

Fund and Market Outlook
Large capitalization companies are trading at a discount to the overall stock market for the first time in ten years. During the six months ended April 30, 2002, the manager exploited this opportunity by adding to the Fund's positions in companies such as General Electric Co. and American International Group, Inc. and continues to look for value in the large cap universe.

Materials stocks (i.e. metals, chemical, cement) have historically been strong performers coming out of recessions. Although the Fund is overweight this sector, the manager has begun to pare back its holdings after stock price increases last quarter. Among the market leaders during the past six months were consumer stocks, especially many retailers and housing-related companies.

--------
1The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


2 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to Shareholders

After being overweight in the retail sector relative to the benchmark, the manager reduced the Fund's holdings after the large stock price increases in January 2002 and the fourth quarter of 2001.

The manager is more optimistic about the technology sector, and believes market sentiment and stock valuations in the sector have sufficiently troughed. The manager sees opportunities in many market leaders, which it believes are now cheap, based on our valuation measures. However, the manager still finds semiconductor stock valuations expensive so the Fund's technology holdings are weighted elsewhere in the technology sector.

The manager believes rising healthcare costs make hospitals attractive and pharmaceutical companies unattractive investments. Also, recent laws reducing Medicaid reimbursement could put pressure on drug prices and certain drug patent litigation is about to go before the Supreme Court, which could damage the business models of the pharmaceutical companies.

Energy stocks have had a powerful run since September 11th. However, the manager feels the group is now relatively expensive. Moreover, while oil prices have jumped the manager believes supply and demand fundamentals are poor. Consequently, the manager reduced the Fund's energy holdings in April and the Fund is now underweight the sector relative to the S&P 500.

Thank you for your investment in the Smith Barney Growth and Income Fund and for your continued confidence in our investment approach.


Sincerely,
                    /s/ Heath B. McLendon /s/ Michael Kagan
                    Heath B. McLendon     Michael Kagan
                    Trustee               Vice President and
                                          Investment Officer

May 22, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 12 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of April 30, 2002 and is subject to change.



3 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

          SMITH BARNEY GROWTH AND INCOME FUND at a Glance (unaudited)


 TOP TEN HOLDINGS*+


 1. Microsoft Corp.......................................... 3.7%
 2. American International Group, Inc....................... 3.4
 3. Exxon Mobil Corp........................................ 3.0
 4. Pfizer Inc.............................................. 2.8
 5. Safeway Inc............................................. 2.8
 6. Verizon Communications Inc.............................. 2.6
 7. Costco Wholesale Corp................................... 2.6
 8. The Bank of New York Co., Inc........................... 2.6
 9. SPX Corp................................................ 2.4
10. Novartis AG............................................. 2.4

                           INDUSTRY DIVERSIFICATION*+

                                    [CHART]


Basic Materials           4.1%
Capital Goods             5.7%
Communication Services    6.6%
Consumer Cyclicals       10.2%
Consumer Staples         11.4%
Energy                    5.5%
Financials               20.0%
Healthcare               14.2%
Technology               15.2%
Utilities                 3.7%
Other                     3.4%





                           INVESTMENT ALLOCATIONS*++

                                    [CHART]


Common Stock                 97.5%
Convertible Corporate Bonds   1.5%
Repurchase Agreement          0.6%
Preferred Stock               0.4%

* All information is as of April 30, 2002. Please note that Fund holdings are subject to change.
+ As a percentage of total common stock.
++As a percentage of total investments.


4 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES


                   Net Asset Value
                 -------------------
                 Beginning    End     Income   Capital Gain      Total
    Period Ended of Period of Period Dividends Distributions  Returns/(1)+/
    -----------------------------------------------------------------------
      4/30/02     $13.08    $13.48     $0.04      $ 0.00          3.32%++
    -----------------------------------------------------------------------
      10/31/01     19.03     13.08      0.06        1.37        (25.18)
    -----------------------------------------------------------------------
      10/31/00     21.36     19.03      0.07        3.45          5.39
    -----------------------------------------------------------------------
      10/31/99     18.53     21.36      0.08        0.78         20.27
    -----------------------------------------------------------------------
      10/31/98     20.10     18.53      0.20        3.25         10.90
    -----------------------------------------------------------------------
      10/31/97     18.11     20.10      0.30        2.18         27.35
    -----------------------------------------------------------------------
      10/31/96     16.95     18.11      0.34        1.75         20.58
    -----------------------------------------------------------------------
      10/31/95     15.77     16.95      0.30        1.60         22.45
    -----------------------------------------------------------------------
      10/31/94     17.13     15.77      0.28        1.16          0.51
    -----------------------------------------------------------------------
      10/31/93     15.54     17.13      0.28        0.30         14.13
    -----------------------------------------------------------------------
      10/31/92     14.70     15.54      0.30        0.42         10.85
    -----------------------------------------------------------------------
      Total                            $2.25      $16.26
    -----------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $13.07    $13.47     $0.01      $ 0.00          3.11%++
---------------------------------------------------------------------------------
10/31/01                 19.03     13.07      0.01        1.37        (25.51)
---------------------------------------------------------------------------------
10/31/00                 21.35     19.03      0.02        3.45          5.14
---------------------------------------------------------------------------------
10/31/99                 18.53     21.35      0.03        0.78         19.93
---------------------------------------------------------------------------------
10/31/98                 20.10     18.53      0.15        3.25         10.63
---------------------------------------------------------------------------------
10/31/97                 18.11     20.10      0.25        2.18         27.04
---------------------------------------------------------------------------------
Inception* -- 10/31/96   17.19     18.11      0.06        0.00          5.72++
---------------------------------------------------------------------------------
Total                                        $0.53      $11.03
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $12.73    $13.06     $0.00      $ 0.00          2.59%++
---------------------------------------------------------------------------------
10/31/01                 18.70     12.73      0.00        1.37        (26.10)
---------------------------------------------------------------------------------
10/31/00                 21.16     18.70      0.00        3.45          4.36
---------------------------------------------------------------------------------
10/31/99                 18.48     21.16      0.00        0.78         19.03
---------------------------------------------------------------------------------
10/31/98                 20.07     18.48      0.04        3.25          9.85
---------------------------------------------------------------------------------
10/31/97                 18.09     20.07      0.12        2.18         26.08
---------------------------------------------------------------------------------
Inception* -- 10/31/96   17.19     18.09      0.04        0.00          5.49++
---------------------------------------------------------------------------------
Total                                        $0.20      $11.03
---------------------------------------------------------------------------------


5 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
---------------------------------------------------------------------------------
4/30/02                 $13.00    $13.36     $0.00       $0.00        2.77%++
---------------------------------------------------------------------------------
10/31/01                 19.04     13.00      0.00        1.37        (25.99)
---------------------------------------------------------------------------------
Inception* -- 10/31/00   18.49     19.04      0.00        0.00         2.97++
---------------------------------------------------------------------------------
Total                                        $0.00       $1.37
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS O SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
--------------------------------------------         -
4/30/02                 $13.04    $13.43     $0.00       $0.00         2.99%++
---------------------------------------------------------------------------------
Inception* -- 10/31/01   16.55     13.04      0.00        0.00       (21.21)++
---------------------------------------------------------------------------------
Total                                        $0.00       $0.00
---------------------------------------------------------------------------------


 HISTORICAL PERFORMANCE -- CLASS P SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
--------------------------------------------         -
4/30/02                 $13.04    $13.43     $0.00       $0.00         2.99%++
---------------------------------------------------------------------------------
Inception* -- 10/31/01   16.55     13.04      0.00        0.00       (21.21)++
---------------------------------------------------------------------------------
Total                                        $0.00       $0.00
---------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain      Total
Period Ended           of Period of Period Dividends Distributions  Returns/(1)+/
--------------------------------------------         -
4/30/02                 $13.08    $13.49     $0.04       $0.00         3.43%++
---------------------------------------------------------------------------------
Inception* -- 10/31/01   16.55     13.08      0.06        0.00       (20.65)++
---------------------------------------------------------------------------------
Total                                        $0.10       $0.00
---------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


6 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+

                                            Without Sales Charges/(1)/
                           ----------------------------------------------------------
                           Class 1  Class A  Class B  Class L Class O Class P  Class Y
--------------------------------------------------------------------------------------
Six Months Ended 4/30/02++   3.32%    3.11%    2.59%    2.77%   2.99%   2.99%    3.43%
--------------------------------------------------------------------------------------
Year Ended 4/30/02         (11.91)  (12.33)  (13.11)  (12.91) (12.57) (12.57)  (11.83)
--------------------------------------------------------------------------------------
Five Years Ended 4/30/02     4.55     4.24     3.42      N/A     N/A     N/A      N/A
--------------------------------------------------------------------------------------
Ten Years Ended 4/30/02      9.34      N/A      N/A      N/A     N/A     N/A      N/A
--------------------------------------------------------------------------------------
Inception* through 4/30/02   9.12     7.04     6.20   (14.46) (13.94) (13.94)  (13.23)
--------------------------------------------------------------------------------------

                                             With Sales Charges/(2)/
                           ----------------------------------------------------------
                           Class 1  Class A  Class B  Class L Class O Class P  Class Y
--------------------------------------------------------------------------------------
Six Months Ended 4/30/02++  (5.50)%  (2.06)%  (2.41)%   0.76%   1.99%  (2.01)%   3.43%
--------------------------------------------------------------------------------------
Year Ended 4/30/02         (19.40)  (16.72)  (17.45)  (14.61) (13.44) (16.94)  (11.83)
--------------------------------------------------------------------------------------
Five Years Ended 4/30/02     2.70     3.17     3.29      N/A     N/A     N/A      N/A
--------------------------------------------------------------------------------------
Ten Years Ended 4/30/02      8.37      N/A      N/A      N/A     N/A     N/A      N/A
--------------------------------------------------------------------------------------
Inception* through 4/30/02   8.48     6.09     6.20   (15.02) (13.94) (16.42)  (13.23)
--------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                   Without Sales Charges/(1)/
  ---------------------------------------------------------------------------
  Class 1 (4/30/92 through 4/30/02)                         144.15%
  ---------------------------------------------------------------------------
  Class A (Inception* through 4/30/02)                       47.36
  ---------------------------------------------------------------------------
  Class B (Inception* through 4/30/02)                       40.91
  ---------------------------------------------------------------------------
  Class L (Inception* through 4/30/02)                      (21.68)
  ---------------------------------------------------------------------------
  Class O (Inception* through 4/30/02)                      (18.85)
  ---------------------------------------------------------------------------
  Class P (Inception* through 4/30/02)                      (18.85)
  ---------------------------------------------------------------------------
  Class Y (Inception* through 4/30/02)                      (17.93)
  ---------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L, O and P shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A, L and O shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00%, 1.00% and 1.00%, respectively; Class B and P shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year of purchase.
 * Inception date for Class 1 shares is April 14, 1987. Inception date for Class A and B shares is August 18, 1996. Inception date for Class L shares is October 9, 2000. Inception date for Class O, P and Y shares is December 8, 2000.

 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.


7 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Growth of $10,000 Invested in Class 1 Shares of the
Smith Barney Growth and Income Fund vs. S&P 500 Index+
--------------------------------------------------------------------------------
                           April 1992 -- April 2002

                                    [CHART]

              Smith Barney
        Growth and Income Fund --          S&P
             Class 1 Shares              500 Index
        --------------------------   -----------------
4/92            $ 9,149                   $10,000
10/92             9,532                    10,247
10/93            10,879                    11,774
10/94            10,935                    12,229
10/95            13,389                    15,459
10/96            16,144                    19,183
10/97            20,559                    25,341
10/98            22,801                    30,918
10/99            27,422                    38,852
10/00            28,899                    41,213
10/01            21,621                    30,955
4/02             22,338                    31,670














+Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1992, assuming deduction of the 8.50% maximum initial sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The S&P 500 Index is an index of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the performance of Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholder investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


8 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                 APRIL 30, 2002


  SHARES                   SECURITY                     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.5%
Aerospace/Defense -- 0.6%
   78,000 The Boeing Co.                             $  3,478,800
   39,000 General Dynamics Corp.                        3,786,510
-----------------------------------------------------------------
                                                        7,265,310
-----------------------------------------------------------------
Autos and Transportation -- 1.4%
  242,200 Canadian National Railway Co.+               11,589,270
  224,300 Ford Motor Co.+                               3,588,800
   98,200 Navistar International Corp.*                 3,918,180
-----------------------------------------------------------------
                                                       19,096,250
-----------------------------------------------------------------
Basic Materials -- 4.0%
  151,500 Air Products & Chemicals, Inc.                7,279,575
  593,700 Alcoa Inc.                                   20,203,611
   77,200 E. I. du Pont de Nemours & Co.                3,435,400
  157,900 OM Group, Inc.+                              10,539,825
  530,700 PolyOne Corp.                                 6,442,698
  141,800 UPM-Kymmene Oyj ADR+                          5,025,392
-----------------------------------------------------------------
                                                       52,926,501
-----------------------------------------------------------------
Capital Goods -- 5.6%
  186,300 Alcan Inc.                                    6,824,169
  111,500 Cummins Inc.                                  4,744,325
  195,400 Danaher Corp.                                13,986,732
  676,700 General Electric Co.                         21,349,885
  168,000 Honeywell International Inc.                  6,162,240
  145,300 PACCAR Inc.+                                 10,384,591
  154,700 United Technologies Corp.+                   10,855,299
-----------------------------------------------------------------
                                                       74,307,241
-----------------------------------------------------------------
Communication Services -- 6.5%
1,390,300 AT&T Corp.                                   18,240,736
2,240,196 AT&T Wireless Services Inc.*                 20,049,754
  725,906 General Motors Corp., Class H Shares         10,874,072
1,975,100 Genuity Inc.*                                 1,382,570
  300,600 UnitedGlobalCom, Inc.*+                       1,623,240
  845,400 Verizon Communications Inc.                  33,908,994
-----------------------------------------------------------------
                                                       86,079,366
-----------------------------------------------------------------
Consumer Cyclicals -- 9.9%
  360,000 Circuit City Stores -- Circuit City Group+    7,761,600
  833,900 Costco Wholesale Corp.                       33,522,780
  200,800 Ecolab Inc.+                                  8,817,128
  602,400 Federated Department Stores, Inc.*           23,933,352
  498,400 The Home Depot, Inc.                         23,110,808
  230,500 SPX Corp.+                                   31,036,825
  178,700 Staples, Inc.*                                3,568,639
-----------------------------------------------------------------
                                                      131,751,132
-----------------------------------------------------------------

                      See Notes to Financial Statements.


9 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002


         SHARES                        SECURITY                      VALUE
  ----------------------------------------------------------------------------
  Consumer Staples -- 11.2%
               92,700 The Coca-Cola Co.                           $  5,145,777
              107,900 Comcast Corp., Class A Shares*+                2,886,325
              162,600 The Estee Lauder Co. Inc.                      5,877,990
              294,700 Kimberly-Clark Corp.                          19,190,864
              122,700 Kraft Foods Inc.+                              5,035,608
              131,200 The Kroger Co.                                 2,987,424
              958,400 Liberty Media, Class A Shares                 10,254,880
            1,173,000 The News Corp., Ltd. ADR+                     25,993,680
              521,500 PepsiCo, Inc.                                 27,065,850
              859,700 Safeway Inc.*                                 36,064,415
              124,000 Unilever NV+                                   8,022,800
  ----------------------------------------------------------------------------
                                                                   148,525,613
  ----------------------------------------------------------------------------
  Energy -- 5.3%
               78,200 Amerada Hess Corp.                             6,012,016
               74,100 Devon Energy Corp.+                            3,653,871
              954,100 Exxon Mobil Corp.                             38,326,197
               44,700 Royal Dutch Petroleum Co. ADR                  2,336,022
              274,800 TotalFinaElf S.A. ADR                         20,805,108
  ----------------------------------------------------------------------------
                                                                    71,133,214
  ----------------------------------------------------------------------------
  Financials -- 19.5%
              105,200 American Express Co.                           4,314,252
              634,261 American International Group, Inc.            43,840,120
              280,400 Bank of America Corp.                         20,323,392
              907,800 The Bank of New York Co., Inc.                33,216,402
              285,200 Bank One Corp.                                11,656,124
                   47 Berkshire Hathaway Inc.*                       3,452,150
               64,400 Capital One Financial Corp.+                   3,856,916
              557,690 FleetBoston Financial Corp.                   19,686,457
              363,700 Freddie Mac+                                  23,767,795
              163,200 The Goldman Sachs Group, Inc.                 12,852,000
              128,800 The Hartford Financial Services Group, Inc.    8,925,840
               93,800 J.P. Morgan Chase & Co.                        3,292,380
               70,000 Marsh & McLennan Cos., Inc.                    7,075,600
              339,400 Merrill Lynch & Co., Inc.                     14,234,436
              114,100 Morgan Stanley Dean Witter & Co.               5,444,852
              218,000 Wachovia Corp.                                 8,292,720
              124,750 Washington Mutual, Inc.                        4,706,818
              508,500 Wells Fargo & Co.                             26,009,775
               54,400 XL Capital Ltd., Class A Shares                5,132,640
  ----------------------------------------------------------------------------
                                                                   260,080,669
  ----------------------------------------------------------------------------

                      See Notes to Financial Statements.


10 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002


         SHARES                       SECURITY                     VALUE
  ---------------------------------------------------------------------------
  Healthcare -- 13.8%
              124,600 Agilent Technologies, Inc.*              $    3,744,230
              105,800 Alcon, Inc.*+                                 3,665,970
               70,200 Amersham PLC ADR+                             3,384,342
               59,900 Amgen Inc.*                                   3,167,512
              312,300 Applera Corp.                                 5,346,576
               79,000 Biogen, Inc.*                                 3,434,130
              162,700 Cephalon, Inc.*+                              9,540,728
              601,500 HCA Inc.                                     28,745,685
              258,800 Immunex Corp.*                                7,023,832
               92,900 Invitrogen Corp.*+                            3,221,772
               28,900 Merck & Co. Inc.                              1,570,426
              728,500 Novartis AG                                  30,575,145
            1,004,000 Pfizer Inc.                                  36,495,400
              262,300 Pharmacia Corp.                              10,814,629
              177,700 Schering-Plough Corp.                         4,851,210
               64,300 St. Jude Medical, Inc.*+                      5,350,403
              411,400 Teva Pharmaceutical Industries Ltd. ADR+     23,042,514
  ---------------------------------------------------------------------------
                                                                  183,974,504
  ---------------------------------------------------------------------------
  Hotels/Casinos -- 0.8%
              253,600 MGM MIRAGE*+                                 10,182,040
  ---------------------------------------------------------------------------
  Real Estate Investment Trusts -- 0.5%
              222,400 CarrAmerica Realty Corp.                      7,143,488
  ---------------------------------------------------------------------------
  Technology -- 14.8%
              737,100 AOL Time Warner Inc.*                        14,019,642
              470,500 BEA Systems, Inc.*                            5,043,760
              898,200 BMC Software, Inc.*                          12,987,972
              140,300 Celestica Inc.*+                              3,886,310
              214,100 Cisco Systems, Inc.*                          3,136,565
              813,400 Comverse Technology, Inc.*                    9,785,202
              646,200 Dell Computer Corp.*                         17,020,908
               60,400 First Data Corp.                              4,801,196
              893,700 Intel Corp.                                  25,568,757
              125,800 Micron Technology, Inc.+                      2,981,460
              926,400 Microsoft Corp.*                             48,413,664
              111,800 National Semiconductor Corp.*+                3,523,936
            1,195,700 Nokia Oyj ADR                                19,442,082
              484,300 Oracle Corp.*                                 4,862,372
            1,824,500 Sun Microsystems, Inc.*                      14,924,410
              131,600 Texas Instruments Inc.                        4,070,388
               85,275 VERITAS Software Corp.*                       2,416,694
  ---------------------------------------------------------------------------
                                                                  196,885,318
  ---------------------------------------------------------------------------
  Utilities -- 3.6%
              117,100 American Electric Power Co., Inc.+            5,363,180
              140,500 Duke Energy Corp.                             5,385,365
              254,000 El Paso Corp.                                10,160,000
              169,000 Exelon Corp.                                  9,176,700
              648,400 The Southern Co.+                            18,382,140
  ---------------------------------------------------------------------------
                                                                   48,467,385
  ---------------------------------------------------------------------------
                      TOTAL COMMON STOCK
                      (Cost -- $1,351,337,560)                  1,297,818,031
  ---------------------------------------------------------------------------

                      See Notes to Financial Statements.


11 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002


       SHARES                                             SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
Automotive -- 0.4%
            46,500 Ford Motor Co. Capital Financing Trust II, 6.500%                                       $    2,617,020
            70,500 General Motors Corp., Series B, 5.250%                                                       2,026,875
-------------------------------------------------------------------------------------------------------------------------
                   TOTAL PREFERRED STOCK
                   (Cost -- $4,087,500)                                                                         4,643,895
-------------------------------------------------------------------------------------------------------------------------

       FACE
      AMOUNT                                              SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 1.5%
Communication Services -- 0.9%
                   NTL Inc.:
        $3,690,000  6.750% due 5/15/08+                                                                         1,463,454
         7,225,000  5.750% due 12/15/09                                                                         1,252,092
         9,682,000 Verizon Global Funding Corp., 5.750% due 4/1/03                                              9,778,820
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               12,494,366
-------------------------------------------------------------------------------------------------------------------------
High Yield -- 0.6%
         5,734,000 Teradyne, Inc., 3.750% due 10/15/06++                                                        8,385,975
-------------------------------------------------------------------------------------------------------------------------
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost -- $22,145,003)                                                                       20,880,341
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
         8,255,000 State Street Bank and Trust Co., 1.830% due 5/1/02; Proceeds at maturity -- $8,255,420;
                     (Fully collateralized by U.S. Treasury Notes, 5.750% due 11/30/02;
                     Market value -- $8,422,313) (Cost -- $8,255,000)                                           8,255,000
-------------------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $1,385,825,063**)                                                              $1,331,597,267
-------------------------------------------------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 9).
 * Non-incoming producing security.
 ++Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


12 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)       APRIL 30, 2002


ASSETS:
   Investments, at value (Cost -- $1,385,825,063)                       $1,331,597,267
   Cash                                                                            448
   Collateral for securities on loan (Note 9)                               82,949,396
   Dividends and interest receivable                                           919,829
   Receivable for Fund shares sold                                             529,129
   Other assets                                                                165,992
----------------------------------------------------------------------------------------
   Total Assets                                                          1,416,162,061
----------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities on loan (Note 9)                                  82,949,396
   Payable for securities purchased                                          3,215,202
   Management fee payable                                                      783,807
   Payable for Fund shares purchased                                           709,172
   Trustees retirement plan                                                    312,554
   Service plan fees payable                                                    88,877
   Accrued expenses                                                             60,946
----------------------------------------------------------------------------------------
   Total Liabilities                                                        88,119,954
----------------------------------------------------------------------------------------
Total Net Assets                                                        $1,328,042,107
----------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                           $          989
   Capital paid in excess of par value                                   1,391,420,020
   Overdistributed net investment income                                       (89,390)
   Accumulated net realized loss from security transactions                 (9,061,716)
   Net unrealized depreciation of investments                              (54,227,796)
----------------------------------------------------------------------------------------
Total Net Assets                                                        $1,328,042,107
----------------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                                  49,036,648
------------------------------------------------------------------------------------
   Class A                                                                  22,383,439
------------------------------------------------------------------------------------
   Class B                                                                  11,581,883
------------------------------------------------------------------------------------
   Class L                                                                     437,025
------------------------------------------------------------------------------------
   Class O                                                                     167,019
------------------------------------------------------------------------------------
   Class P                                                                   2,991,711
------------------------------------------------------------------------------------
   Class Y                                                                  12,319,619
------------------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                               $13.48
------------------------------------------------------------------------------------
   Class A (and redemption price)                                               $13.47
------------------------------------------------------------------------------------
   Class B *                                                                    $13.06
------------------------------------------------------------------------------------
   Class L **                                                                   $13.36
------------------------------------------------------------------------------------
   Class O **                                                                   $13.43
------------------------------------------------------------------------------------
   Class P *                                                                    $13.43
------------------------------------------------------------------------------------
   Class Y (and redemption price)                                               $13.49
------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 9.29% of net asset value per share)            $14.73
------------------------------------------------------------------------------------
   Class A (net asset value plus 5.26% of net asset value per share)            $14.18
------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)            $13.49
----------------------------------------------------------------------------------------

 *Redemption price is NAV of Class B and P shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                      See Notes to Financial Statements.


13 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)  FOR THE SIX MONTHS ENDED APRIL 30, 2002


INVESTMENT INCOME:
   Dividends                                                                    $  8,164,657
   Interest                                                                        1,044,338
   Less: Foreign withholding tax                                                    (167,821)
---------------------------------------------------------------------------------------------
   Total Investment Income                                                         9,041,174
---------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                         4,484,642
   Service plan fees (Note 2)                                                      1,426,694
   Shareholder and system servicing fees                                           1,414,551
   Shareholder communications                                                        203,434
   Registration fees                                                                  55,376
   Audit and legal                                                                    53,596
   Trustees' fees                                                                     43,023
   Custody                                                                            30,820
   Other                                                                              15,806
---------------------------------------------------------------------------------------------
   Total Expenses                                                                  7,727,942
---------------------------------------------------------------------------------------------
Net Investment Income                                                              1,313,232
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions (excluding short-term securities):
     Proceeds from sales                                                         379,740,274
     Cost of securities sold                                                     373,889,729
---------------------------------------------------------------------------------------------
   Net Realized Gain                                                               5,850,545
---------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments:
     Beginning of period                                                         (92,750,493)
     End of period                                                               (54,227,796)
---------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                                        38,522,697
---------------------------------------------------------------------------------------------
Net Gain on Investments                                                           44,373,242
---------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $ 45,686,474
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


14 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2002 (unaudited) and the Year Ended October 31, 2001

                                                                                       2002              2001
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                          $    1,313,232    $    5,445,970
   Net realized gain (loss)                                                            5,850,545       (14,404,035)
   (Increase) decrease in net unrealized depreciation                                 38,522,697      (445,215,862)
-------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                                  45,686,474      (454,173,927)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                              (2,471,206)       (4,274,339)
   Net realized gains                                                                         --      (104,785,176)
-------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                          (2,471,206)     (109,059,515)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
   Net proceeds from sale of shares                                                   54,771,757       154,291,788
   Net asset value of shares in connection with the transfer of the Smith Barney
     Large Cap Blend Fund's net assets (Note 13)                                              --       462,409,513
   Net asset value of shares issued for reinvestment of dividends                      1,951,242       108,266,197
   Cost of shares reacquired                                                       (121,596,902)      (276,604,347)
-------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions                   (64,873,903)       448,363,151
-------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                              (21,658,635)      (114,870,291)

NET ASSETS:
   Beginning of period                                                             1,349,700,742     1,464,571,033
-------------------------------------------------------------------------------------------------------------------
   End of period*                                                                 $1,328,042,107    $1,349,700,742
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:                    $(89,390)       $1,068,584
-------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

     15 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Growth and Income Fund ("Fund") is a separate portfolio of the Smith Barney Investment Series ("Series"). The Series, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and consists of this Fund and six other separate investment portfolios: Smith Barney International Aggressive Growth Fund, Smith Barney Large Cap Core Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $384,471 was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

     16 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup") acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                            Annual Rate
-------------------------------------------------------------------------------
First $1 billion                                                       0.65%
------------------------------------------------------------------------------
Next $1 billion                                                        0.60
------------------------------------------------------------------------------
Next $1 billion                                                        0.55
------------------------------------------------------------------------------
Next $1 billion                                                        0.50
------------------------------------------------------------------------------
Over $4 billion                                                        0.45
------------------------------------------------------------------------------

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $73,712 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2002, SSB and its affiliates received $41,113 in brokerage commissions for the Fund's portfolio agency transactions.

There are maximum initial sales charges of 8.50%, 5.00%, 1.00% and 1.00% for Class 1, A, L and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B and P shares, which applies if redemption occurs within one year from purchase. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2002, SSB and its affiliates received sales charges of approximately $1,462,000, $1,016,000 and $3,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, CDSCs paid to SSB and its affiliates for the six months ended April 30, 2002 were approximately:

                                                                Class B  Class P
--------------------------------------------------------------------------------
CDSCs                                                           $235,000 $13,000
--------------------------------------------------------------------------------

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B, L, O and P shares calculated at an annual rate not to exceed 0.25%, 0.75%, 0.75%, 0.45% and 0.50% of the average daily net assets of each class, respectively. At a shareholder meeting held on February 1, 2002, the shareholders approved these Service Plans which replaced Distribution Plans then in effect. For the six months ended April 30, 2002, total Service Plan fees incurred were:

                                     Class A  Class B  Class L Class O  Class P
-------------------------------------------------------------------------------
                   Service Plan Fees $393,824 $821,890 $30,999 $171,509 $8,472
-------------------------------------------------------------------------------

     17 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

All officers and two Trustees of the Series are employees of Citigroup or its affiliates.

The Trustees of the Series instituted a Retirement Plan ("Plan"), effective April 1, 1996 (and amended January 1, 2001). The Plan is not funded, and obligations under the Plan will be paid solely out of the Series' assets. The Series will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Trustees not affiliated with SBFM, the annual retirement benefit payable per year for a ten-year period is based upon the total annual compensation received in calendar year 2000. Such benefit is reduced by any payments received under the CitiFunds and Smith Barney Investment Series Amended and Restated Trustee Emeritus Plan. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for those Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten-year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.

3. Investments

During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

------------------------------------------------------------------------------
Purchases                                                          $308,131,949
------------------------------------------------------------------------------
Sales                                                               379,740,274
------------------------------------------------------------------------------

At April 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                    $ 132,106,551
Gross unrealized depreciation                                     (186,334,347)
------------------------------------------------------------------------------
Net unrealized depreciation                                      $ (54,227,796)
------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At April 30, 2002, the Fund did not hold any futures contracts.

     18 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

6. Option Contracts

Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked to market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Fund did not hold any call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2002, the Fund did not enter into any written covered call or put option contracts.

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer.The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

At April 30, 2002, the Fund did not have any open short sale transactions.


19 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

9. Securities Lending

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2002, the Fund loaned stocks having a market value of $81,150,604. The Fund received cash collateral amounting to $82,949,396 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

Interest income earned by the Fund from securities lending for the six months ended April 30, 2002 was $111,071.

10.Securities Traded on a To-Be-Announced Basis

In a to-be-announced ("TBA") transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2002, the Fund did not hold any TBA securities.

11.Capital Loss Carryforward

At October 31, 2001, the Fund had, for Federal income tax purposes, approximately $13,844,000 of unused capital loss carryforwards available to offset future capital gains through October 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

12.Shares of Beneficial Interest

The Fund has seven classes of beneficial interest, Classes 1, A, B, L, O, P and Y, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.


     20 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

Transactions in shares of each class were as follows:

                                                                     Six Months Ended              Year Ended
                                                                      April 30, 2002           October 31, 2001*
                                                                 ------------------------  -------------------------
                                                                   Shares       Amount       Shares        Amount
---------------------------------------------------------------------------------------------------------------------
Class 1
Shares sold                                                         723,388  $ 10,205,221   1,759,454  $  26,624,646
Shares issued on reinvestment                                       124,964     1,800,154   4,669,006     75,636,850
Shares reacquired                                                (3,574,500)  (50,370,951) (8,136,111)  (123,252,825)
---------------------------------------------------------------------------------------------------------------------
Net Decrease                                                     (2,726,148) $(38,365,576) (1,707,651) $ (20,991,329)
---------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                       2,128,759  $ 29,957,957   4,681,033  $  71,193,842
Net asset value of shares in connection with the transfer of the
 Smith Barney Large Cap Blend Fund's net assets (Note 13)                --            --  10,250,818    169,671,302
Shares issued on reinvestment                                        10,496       151,088     966,570     15,709,256
Shares reacquired                                                (2,351,943)  (33,129,337) (4,575,942)   (68,768,969)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                            (212,688) $ (3,020,292) 11,322,479  $ 187,805,431
---------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                         969,988  $ 13,264,083   2,285,410  $  33,948,607
Shares issued on reinvestment                                            --            --   1,058,504     16,893,717
Shares reacquired                                                (1,953,366)  (26,761,628) (3,210,419)   (46,814,878)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                            (983,378) $(13,497,545)    133,495  $   4,027,446
---------------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                          50,480  $    707,449      67,112  $   1,029,956
Net asset value of shares in connection with the transfer of the
 Smith Barney Large Cap Blend Fund's net assets (Note 13)                --            --     459,489      7,605,569
Shares issued on reinvestment                                            --            --       1,619         26,373
Shares reacquired                                                   (57,538)     (808,398)    (94,946)    (1,437,409)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                              (7,058) $   (100,949)    433,274  $   7,224,489
---------------------------------------------------------------------------------------------------------------------
Class O
Shares sold                                                             836  $     11,891       1,499  $      23,047
Net asset value of shares in connection with the transfer of the
 Smith Barney Large Cap Blend Fund's net assets (Note 13)                --            --     220,643      3,652,582
Shares issued on reinvestment                                            --            --          --             --
Shares reacquired                                                   (21,967)     (307,691)    (33,992)      (524,333)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                             (21,131) $   (295,800)    188,150  $   3,151,296
---------------------------------------------------------------------------------------------------------------------
Class P
Shares sold                                                          20,414  $    285,814      87,128  $   1,330,438
Net asset value of shares in connection with the transfer of the
 Smith Barney Large Cap Blend Fund's net assets (Note 13)                --            --   5,896,370     97,587,289
Shares issued on reinvestment                                            --            --          --             --
Shares reacquired                                                  (689,271)   (9,634,284) (2,322,930)   (35,281,135)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                            (668,857) $ (9,348,470)  3,660,568  $  63,636,592
---------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold                                                          23,147  $    339,342   1,263,870  $  20,141,252
Net asset value of shares in connection with the transfer of the
 Smith Barney Large Cap Blend Fund's net assets (Note 13)                --            --  11,111,650    183,892,770
Shares issued on reinvestment                                            --            --          --             --
Shares reacquired                                                   (41,059)     (584,613)    (37,989)      (521,796)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                             (17,912) $   (245,271) 12,337,531  $ 203,512,226
---------------------------------------------------------------------------------------------------------------------

* For Class O, P and Y shares, transactions are for the period from December 8, 2000 (inception date) to October 31, 2001.

     21 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

13.Transfers of Net Assets

On December 8, 2000, the Fund acquired the assets and certain liabilities of the Smith Barney Large Cap Blend Fund ("Large Cap Blend Fund") pursuant to a plan of reorganization. Total shares issued by the Fund and the total net assets of the Large Cap Blend Fund and the Fund on the date of the transfer were as follows:

                                     Total Net Assets
                     Shares Issued        of the        Total Net Assets
   Acquired Fund      by the Fund  Large Cap Blend Fund   of the Fund
------------------------------------------------------------------------
Large Cap Blend Fund  27,938,970       $462,409,513      $1,370,867,484
------------------------------------------------------------------------

The total net assets of the Large Cap Blend Fund before acquisition included unrealized appreciation of $85,097,107. Total net assets of the Fund immediately after the transfer were $1,833,276,997. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


22 Smith Barney Growth and Income Fund | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                           2002/(1)(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/   1998    1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $13.08      $19.03    $21.36     $18.53    $20.10  $18.11
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.03        0.10      0.08       0.09      0.18    0.24
 Net realized and unrealized gain (loss)     0.41       (4.62)     1.11       3.60      1.70    4.23
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.44       (4.52)     1.19       3.69      1.88    4.47
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.04)      (0.06)    (0.07)     (0.08)    (0.20)  (0.30)
 Net realized gains                            --       (1.37)    (3.45)     (0.78)    (3.25)  (2.18)
-----------------------------------------------------------------------------------------------------
Total Distributions                         (0.04)      (1.43)    (3.52)     (0.86)    (3.45)  (2.48)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.48      $13.08    $19.03     $21.36    $18.53  $20.10
-----------------------------------------------------------------------------------------------------
Total Return                                 3.32%++   (25.18)%    5.39%     20.27%    10.90%  27.35%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $661        $678    $1,017     $1,122    $1,079  $1,097
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    0.87%+      0.73%     0.85%      0.84%     0.83%   0.88%
 Net investment income                       0.41+       0.62      0.43       0.43      0.90    1.25
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%         69%       63%        53%       34%     93%
-----------------------------------------------------------------------------------------------------

Class A Shares                           2002/(1)(2)/ 2001/(2)/  2000/(2)/  1999/(2)/  1998    1997
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $13.07      $19.03    $21.35     $18.53    $20.10  $18.11
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                0.01        0.03      0.04       0.03     (0.02)   0.20
 Net realized and unrealized gain (loss)     0.40       (4.61)     1.11       3.60      1.85    4.22
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.41       (4.58)     1.15       3.63      1.83    4.42
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.01)      (0.01)    (0.02)     (0.03)    (0.15)  (0.25)
 Net realized gains                            --       (1.37)    (3.45)     (0.78)    (3.25)  (2.18)
-----------------------------------------------------------------------------------------------------
Total Distributions                         (0.01)      (1.38)    (3.47)     (0.81)    (3.40)  (2.43)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.47      $13.07    $19.03     $21.35    $18.53  $20.10
-----------------------------------------------------------------------------------------------------
Total Return                                 3.11%++   (25.51)%    5.14%     19.93%    10.63%  27.04%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $302        $295      $215       $181      $124     $80
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.21%+      1.17%     1.06%      1.12%     1.07%   1.12%
 Net investment income                       0.07+       0.19      0.21       0.15      0.63    0.96
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%         69%       63%        53%       34%     93%
-----------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     23 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                           2002/(1)(2)/   2001/(2)/   2000/(2)/     1999/(2)/  1998    1997
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $12.73       $18.70       $21.16       $18.48    $20.07  $18.09
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.06)       (0.10)       (0.10)       (0.12)    (0.01)   0.06
 Net realized and unrealized gain (loss)     0.39        (4.50)        1.09         3.58      1.71    4.22
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.33        (4.60)        0.99         3.46      1.70    4.28
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --           --           --           --     (0.04)  (0.12)
 Net realized gains                            --        (1.37)       (3.45)       (0.78)    (3.25)  (2.18)
-----------------------------------------------------------------------------------------------------------
Total Distributions                            --        (1.37)       (3.45)       (0.78)    (3.29)  (2.30)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.06       $12.73       $18.70       $21.16    $18.48  $20.07
-----------------------------------------------------------------------------------------------------------
Total Return                                 2.59%++    (26.10)%       4.36%       19.03%     9.85%  26.08%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $151         $160         $232         $208      $137     $99
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    2.16%+       2.00%        1.81%        1.87%     1.81%   1.88%
 Net investment income (loss)               (0.87)+      (0.65)       (0.54)       (0.60)    (0.09)   0.22
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%          69%          63%          53%       34%     93%
-----------------------------------------------------------------------------------------------------------

Class L Shares                           2002/(1)(2)/   2001/(2)/   2000/(2)(3)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $13.00       $19.04       $18.49
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.04)       (0.08)       (0.02)
 Net realized and unrealized gain (loss)     0.40        (4.59)        0.57
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.36        (4.67)        0.55
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --           --           --
 Net realized gains                            --        (1.37)          --
-----------------------------------------------------------------------------------------------------------
Total Distributions                            --        (1.37)          --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.36       $13.00       $19.04
-----------------------------------------------------------------------------------------------------------
Total Return                                 2.77%++    (25.99)%       2.97%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $5,839       $5,774         $205
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.87%+       1.85%        1.71%+
 Net investment loss                        (0.59)+      (0.49)       (1.23)+
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%          69%          63%
-----------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from October 9, 2000 (inception date) to October 31, 2000. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

     24 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each period:

Class O Shares                           2002/(1)(2)/ 2001/(2)(3)/
------------------------------------------------------------------
Net Asset Value, Beginning of Period        $13.04       $16.55
------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.01)       (0.03)
 Net realized and unrealized gain (loss)      0.40        (3.48)
------------------------------------------------------------------
Total Income (Loss) From Operations           0.39        (3.51)
------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --
------------------------------------------------------------------
Total Distributions                             --           --
------------------------------------------------------------------
Net Asset Value, End of Period              $13.43       $13.04
------------------------------------------------------------------
Total Return++                                2.99%      (21.21)%
------------------------------------------------------------------
Net Assets, End of Period (000s)            $2,243       $2,453
------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                     1.43%        1.53%
 Net investment loss                         (0.14)       (0.18)
------------------------------------------------------------------
Portfolio Turnover Rate                         22%          69%
------------------------------------------------------------------

Class P Shares                           2002/(1)(2)/ 2001/(2)(3)/
------------------------------------------------------------------
Net Asset Value, Beginning of Period        $13.04       $16.55
------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.01)       (0.03)
 Net realized and unrealized gain (loss)      0.40        (3.48)
------------------------------------------------------------------
Total Income (Loss) From Operations           0.39        (3.51)
------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --
------------------------------------------------------------------
Total Distributions                             --           --
------------------------------------------------------------------
Net Asset Value, End of Period              $13.43       $13.04
------------------------------------------------------------------
Total Return++                                2.99%      (21.21)%
------------------------------------------------------------------
Net Assets, End of Period (000s)           $40,166      $47,719
------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                     1.43%        1.53%
 Net investment loss                         (0.14)       (0.20)
------------------------------------------------------------------
Portfolio Turnover Rate                         22%          69%
------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the average shares method.
(3)For the period from December 8, 2000 (inception date) to October 31, 2001. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

     25 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of beneficial interest outstanding throughout each period:

Class Y Shares                             2002/(1)(2)/   2001/(2)(3)/
----------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.08         $16.55
----------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.03           0.10
 Net realized and unrealized gain (loss)       0.42          (3.51)
----------------------------------------------------------------------
Total Income (Loss) From Operations            0.45          (3.41)
----------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.04)         (0.06)
----------------------------------------------------------------------
Total Distributions                           (0.04)         (0.06)
----------------------------------------------------------------------
Net Asset Value, End of Period               $13.49         $13.08
----------------------------------------------------------------------
Total Return++                                 3.43%        (20.65)%
----------------------------------------------------------------------
Net Assets, End of Period (000s)           $166,146       $161,405
----------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                      0.68%          0.67%
 Net investment income                         0.61           0.68
----------------------------------------------------------------------
Portfolio Turnover Rate                          22%            69%
----------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the average shares method.
(3)For the period from December 8, 2000 (inception date) to October 31, 2001. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

     26 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)



A special meeting of shareholders was held on December 4, 2001, as adjourned to January 28, 2002 and February 1, 2002. Among other items, the following people were newly elected to serve on the Fund's Board of Trustees: Elliot J. Berv, Mark T. Finn, Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, C. Oscar Morong, Jr., Walter E. Robb, III and E. Kirby Warren. Donald M. Carlton, A. Benton Cocanougher, Stephen Randolph Gross, Heath B. McLendon, Alan G. Merten and R. Richardson Pettit were each re-elected to serve on the Fund's Board of Trustees.

                                                                              Broker
Items Voted On:                  Votes For    Votes Against   Abstentions    Non-Votes
---------------------------------------------------------------------------------------
ITEM 1.  BOARD OF TRUSTEES (includes votes of shareholders of the Fund and other series of Smith Barney Investment Series)
1.01 Elliott J. Berv          200,389,634.090 10,364,954.920              0           0
1.02 Donald M. Carlton        200,511,958.894 10,242,630.116              0           0
1.03 A. Benton
 Cocanougher                  200,311,294.097 10,443,294.913              0           0
1.04 Mark T. Finn             200,453,623.126 10,300,965.884              0           0
1.05 Riley C. Gilley          200,212,884.956 10,541,704.054              0           0
1.06 Stephen Randolph
 Gross                        200,445,762.032 10,308,826.978              0           0
1.07 Diana R. Harrington      200,416,229.936 10,338,359.074              0           0
1.08 Susan B. Kerley          200,435,379.156 10,319,209.854              0           0
1.09 Heath B. McLendon        200,376,327.606 10,378,261.404              0           0
1.10 Alan G. Merten           200,452,282.687 10,302,306.323              0           0
1.11 C. Oscar Morong, Jr.     200,247,453.199 10,507,135.811              0           0
1.12 R. Richardson Pettit     200,384,175.681 10,370,413.329              0           0
1.13 Walter E. Robb, III      200,110,076.716 10,644,512.294              0           0
1.14 E. Kirby Warren          200,376,710.308 10,377,878.702              0           0

ITEM 2.  AMENDED AND RESTATED DECLARATION OF TRUST (includes votes of shareholders of the Fund and other series of Smith Barney Investment Series)
                               18,500,921.952  5,576,024.989 19,143,327.069 534,315.000

ITEM 3.  VOTES ON VARIOUS FUND POLICIES (includes only votes of shareholders of the Fund)
3.01 Borrowing                 63,356,498.807  1,980,372.058  2,165,552.668 388,670.000
3.02 Pledging Securities       63,400,029.030  1,956,365.325  2,146,029.178 388,670.000
3.03 Underwriting
Securities                     63,452,626.739  1,889,923.576  2,159,873.218 388,670.000
3.04 Real Estate, Oil
     and Gas, Mineral
     Interests, and
     Commodities               63,424,103.796  1,927,500.661  2,150,819.076 388,670.000
3.05 Investments in
Warrants                       63,381,865.279  1,922,143.675  2,198,414.579 388,670.000
3.06 Issuance of Senior
securities                     63,427,981.312  1,890,423.790  2,184,018.431 388,670.000
3.07 Lending of Money or
Securities                     63,328,129.048  1,991,984.817  2,182,309.668 388,670.000
3.08 Repurchase
Agreements                     63,412,187.441  1,905,231.305  2,185,004.787 388,670.000
3.09 Concentration             63,407,527.784  1,908,176.498  2,186,719.251 388,670.000
3.10 Investments in a
Single Issuer                  63,298,948.297  2,015,449.330  2,188,025.906 388,670.000
3.11 Margin                    63,269,315.893  2,040,812.287  2,192,295.353 388,670.000
3.12 Investment in
     Securities When
     Fund Management
     Also Invests              63,321,880.844  1,992,960.962  2,187,581.727 388,670.000
3.13 Investing to Acquire Control or Management
                               63,324,647.661  1,991,311.654  2,186,464.218 388,670.000
3.14 Investing in Other Investment Companies
                               63,395,659.626  1,922,235.689  2,184,528.218 388,670.000
3.15 Purchase of
Illiquid Securities            63,336,555.771  1,980,308.431  2,185,559.331 388,670.000
3.16 Investing in
     Companies with Less
     Than Three Years of
     Operation                 62,793,974.513  2,480,637.155  2,227,811.865 388,670.000
3.17 Options                   63,317,839.361  1,983,856.945  2,200,727.227 388,670.000

ITEM 4.  MANAGEMENT AGREEMENT (includes only votes of shareholders of the Fund)
                               60,940,515.067  1,372,443.133  5,578,135.333           0

ITEM 5.  SERVICE PLAN (includes only votes of shareholders of the Fund class indicated)
      Class A                  11,987,350.868    369,528.454  1,305,558.751           0
      Class B                   6,235,870.953    139,625.114    788,999.761           0
      Class L                     264,104.849      2,272.634     30,415.347           0
      Class O                     117,550.728      1,471.334     22,847.799           0
      Class P                   2,037,124.472     83,478.438    222,197.106           0
-----------------------------------------------------------------------------------

     27 Smith Barney Growth and Income Fund  | 2002 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                            GROWTH AND INCOME FUND



         BOARD OF TRUSTEES            INVESTMENT MANAGER
         Elliott J. Berv              Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        DISTRIBUTORS
         Mark T. Finn                 Salomon Smith Barney Inc.
         R. Jay Gerken                PFS Distributors, Inc
         Riley C. Gilley
         Stephen Randolph Gross       CUSTODIAN
         Diana R. Harrington          State Street Bank and
         Susan B. Kerley                Trust Company
         Heath B. McLendon
         Alan G. Merten               TRANSFER AGENT
         C. Oscar Morong, Jr.         Travelers Bank & Trust, fsb.
         R. Richardson Pettit         125 Broad Street, 11th Floor
         Walter E. Robb, III          New York, New York 10004
         E. Kirby Warren
                                      SUB-TRANSFER AGENTS
         OFFICERS                     PFPC Global Fund Services
         R. Jay Gerken                P.O. Box 9699
         President                    Providence, Rhode Island
                                      02940-9699
         Lewis E. Daidone
         Senior Vice President and    PFS Shareholder Services
         Chief Administrative Officer 3100 Breckinridge Blvd.
                                      Duluth, Georgia 30099
         Richard L. Peteka
         Treasurer

         Michael Kagan
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary

   Smith Barney Growth and Income Fund




 This report is submitted for the general information of the shareholders of Smith Barney Investment Series --Smith Barney Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Series, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY GROWTH AND INCOME FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds


         SalomonSmithBarney
---------------------------
A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD02329 6/02

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INVESTMENT SERIES
--------------------------------------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2002

                        Smith Barney Premier Selections
                            All Cap Growth Portfolio
                     Smith Barney Large Cap Core Portfolio
                    Smith Barney Growth and Income Portfolio
                       Smith Barney Government Portfolio

                            [LOGO] Smith Barney
                                   Mutual Funds
                Your Serious Money. Professionally Managed./SM/

       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

 TABLE OF CONTENTS



       Letter to Our Shareholders....................................   1

       Smith Barney Investment Series

           Smith Barney Premier Selections All Cap Growth Portfolio..   3

           Smith Barney Large Cap Core Portfolio.....................   8

           Smith Barney Growth and Income Portfolio..................  12

           Smith Barney Government Portfolio.........................  16

       Schedules of Investments......................................  19

       Statements of Assets and Liabilities..........................  33

       Statements of Operations......................................  34

       Statements of Changes in Net Assets...........................  35

       Notes to Financial Statements.................................  37

       Financial Highlights..........................................  43

       Additional Information........................................  47

       Management of the Series...................................... IBC

[PHOTO]

Heath B.
McLendon

Trustee


Dear Shareholder:

Enclosed herein is the semi-annual report for the Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio (each, a "Portfolio") for the period ended April 30, 2002. In this report, we summarize what the Portfolios' manager believes to be the period's prevailing economic and market conditions and outline each Portfolio's investment strategies. A detailed summary of each Portfolio's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.


Market Overview

Few times in one's life can one say that, because of some external event, our lives will never be the same. September 11th was just such an event. Few of us will take our security for granted again. The strong, outgoing feelings of patriotism, which were spontaneously displayed immediately following that day, have remained. Once again, the resilience of this country's people and of the nation's economy have been made evident. It is important to realize that the economy had already been in a recession since early 2001, and in a bear market that can be dated back to early 2000. At the time, we viewed the tragic events of September as representing the terminal capitulation event of the bear market, which would lead to an improving stock market and, eventually, the end of the recession.

Throughout 2001, the U.S. Federal Reserve Board ("Fed") pursued an extremely accommodative monetary policy. Key short-term interest rates were lowered dramatically and the Fed provided an almost unprecedented degree of reserve creation to ease the impact of the slowing economy and subsequently, to mitigate possible effects on business from the September tragedy. Historically, such a large increase in the nation's money supply has had a very positive impact on equities within a six- to nine-month period. The severe profits recession however, combined with the terrorist attacks, led to another year of decline for most stock market averages. The last time that the stock market sustained two consecutive down years was back in 1973 and 1974.

Stock markets traditionally are considered forward-looking--they have been able to discount future economic trends many months in advance. It is not surprising then that the economy appeared to bottom early in 2002, with outright positive indicators shown in February. In our opinion, sustained improvement in the markets will require a continued feeling of improved security among the American people and an end to the severe profits recession that the U.S. has been mired in since 2000.

However, we're not out of the storm yet; we believe the stock market performed well following the terrorist attacks and into the fourth quarter because many industries within the equity market were oversold. Even as the U.S. economy was experiencing a slowdown, some dramatic upward moves in equities occurred during this quarter, particularly among stocks in some of the more "beaten-down" sectors. Some areas in the technology sector, particularly those relating to software, semiconductor and semiequipment industries, generated strong market performances. On a fundamental basis, however, we believe that technology stocks, in general, were basically starting to stabilize during this period.

Although consumer confidence levels remained low at the end of the last calendar year compared to other periods, housing demand and spending in the retail sector were relatively strong (although there was an initial lull in retail spending after September 11th). On a macroeconomic level, real Gross Domestic Product ("GDP")/1/ increased 5.8% at a seasonally adjusted annual rate for the first quarter of 2002, 1.7% at a seasonally adjusted annual rate for the fourth quarter of 2001, versus having dropped 1.3% for the third quarter, according to the Bureau of Economic Analysis. Going into 2002, it appears to many that the U.S. economy, fueled by increased spending by the consumer as well as the U.S. Government, will continue to improve as the year progresses.

--------
1 GDP is a market value of goods and services produced by labor and property in a given country.



  1 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

Thank you for your investment in the Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon
Trustee
Smith Barney Investment Series

May 20, 2002


The information in this letter and the commentaries on pages 3 through 16 represent the opinions of the managers and are not intended to be forecasts of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios. Please refer to pages 19 through 32 for a list and percentage breakdown of each Portfolio's holdings. Also, please note that any discussion of the Portfolios' holdings is as of April 30, 2002, and is subject to change.


  2 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

  SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Investment Strategy

The Smith Barney Premier Selections All Cap Growth Portfolio ("Portfolio") seeks long-term capital growth. Its investment portfolio consists of a large cap growth, mid cap growth and small cap growth segment.

PORTFOLIO MANAGERS:

Alan J. Blake

[PHOTO]
                  ASSUMED MANAGEMENT:
                  May 1, 2001

                  INVESTMENT EXPERIENCE:
                  More than 25 years

                  BACKGROUND: Alan J. Blake joined Smith Barney Asset Management's predecessor, Shearson Asset Management, in 1991. Since that time, he has managed large capitalization growth portfolios for institutional and private clients, in addition to the Smith Barney Large Capitalization Growth Fund. Before joining Shearson Asset Management, Alan was a portfolio manager for Brown Brothers Harriman.

EDUCATION: B.S., Lehigh University; M.S., State University of New York

Lawrence B. Weissman, CFA
[PHOTO]
                  ASSUMED MANAGEMENT:
                  September 15, 1999

                  INVESTMENT EXPERIENCE:
                  More than 17 years

                  BACKGROUND: Joined Smith Barney Asset Management in 1997. Previously with Neuberger & Berman and TIAA-CREF.

EDUCATION: B.S., Cornell University; M.B.A., Columbia University

Tim Woods, CFA

[PHOTO]
                  ASSUMED MANAGEMENT:
                  May 1, 2001

                  INVESTMENT EXPERIENCE:
                  More than 20 years

                  BACKGROUND: Before joining Smith Barney Asset Management, Tim was with Bankers Trust, where he co-managed more than $1 billion in small and mid-cap assets. Prior to that, he was an energy analyst with Prudential Securities. Before that, Tim was a small-cap analyst with the Bank of Boston.

EDUCATION: B.S., Florida A&M; M.B.A., University of Pennsylvania's Wharton School of Business

Performance Update

For the six months ended April 30, 2002, the Portfolio returned 4.47%. In comparison, the Russell 1000 Growth Index ("Russell 1000 Growth")/1/ returned negative 2.13% while the S&P MidCap 400 Index/2/ returned 20.04% and the Russell 2000 Growth Index ("Russell 2000 Growth")/3/ returned 10.40% for the same period.

Large Cap Growth Segment Review and Outlook

The market did not perform as well as many expected in the first quarter of 2002 as investors shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about accounting issues and developments in the Middle East. However, the manager feels the market has overcome these negative factors and is poised to rebound further from the lows made on September 21st which, in the manager's opinion, will serve as benchmark lows, equivalent to those made after the




--------
1The Russell 1000 Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities). Please note that an investor cannot invest directly in an index.
2The S&P MidCap 400 Index is a market-value weighted index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.

--------
3The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities). Please note that an investor cannot invest directly in an index.


  3 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders market crashes in 1962, 1974 and 1987. Moreover, the manager feels the stock market will benefit from a backdrop of low interest rates, ample liquidity and general economic recovery. This is an interesting combination that historically has been a precursor to positive markets.

It has also been the manager's experience that no two bull markets are exactly alike, which leads it to believe technology stocks may not provide leadership in this cycle. However, the manager sees selective investment opportunities in the technology sector, especially in industry-recognized companies such as Intel Corp. and Dell Computer Corp. As global economic growth recovers, and wealth creation re-emerges worldwide, the manager thinks market leadership may be provided by financial services and consumer stocks.

The manager feels that the bear market of 2000 and 2001 may be over and that this is a time to look forward. The manager will retain a selective investment approach and continue to favor those companies that it believes are industry leaders with longer operating histories, skilled managements and impressive balance sheets.

Mid Cap Growth Segment Review and Outlook

Concerns still exist surrounding corporate earnings, governance and the economy, which have contributed to the market's volatility. At this point, it is the manager's opinion that for the market to make a sustained move up from here, it will need more visibility--on earnings, on the trajectory of growth from current levels and on what investors are willing to pay for them.

The manager believes that there are signs leaning toward acceleration in economic growth. This recession was not only a demand imbalance, but also one of oversupply; however, corporate balance sheets for the last two quarters show that inventories in general may be below sustainable levels. Part of the overall sales growth generated in the first quarter of 2002 may have been inventory replenishment. However, companies will have to step up production at some point if demand picks up, as real manufacturing and trade inventory-to-sales levels at the end of the first quarter are the lowest they have been since 1974. The pick-up in demand from these levels will be key as it may lead to hiring again in corporate America, which may then translate into continued spending by consumers. The other missing piece is an increase in corporate spending, which the manager believes is contingent on companies seeing stabilization in their businesses and a few consecutive reports of positive Gross Domestic Product ("GDP")/4/. Re-acceleration in sales coupled with past cost cutting may result in a rebound in profits and margins. Thus, the manager believes we may be at the beginning of a new cycle.

Historically, at this point in the cycle, the market focus has shifted to favoring growth stocks over value stocks. Employing a strategy with a bias toward growth allows us to take advantage of the attractive relative price of long-term growth in this type of market. The manager believes that the opportunities present in the market today are more attractive than at any time in the last few years and has tried to position the Portfolio accordingly.

Small Cap Growth Segment Review and Outlook

During the first quarter, the market continued to favor more basic industry and value-oriented sectors, such as chemicals, papers, as well as some steel and metals companies. According to the manager's observations, as GDP increases, basic industry-type sectors have had a general tendency to perform well (although past performance does not guarantee similar future results). As the first quarter ended, it appeared to the manager that the slowdown in the U.S. economy did not last as long as investors may have expected, which it perceives as positive news. However, from the manager's perspective, investors remained concerned about the weakness in corporate earnings, particularly in the technology sector.

The technology sector as a whole posted relatively strong results in the fourth quarter of 2001, but the sector surrendered some of its gains during the first quarter of 2002. This was particularly

--------
4GDP is a market value of goods and services produced by labor and property in a given country.



  4 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders evident with software and semiconductor equipment stocks. One contributing factor to this drop in performance is that the first quarter is seasonally one of the weakest quarters in technology. The small cap growth portion of the Portfolio tended to maintain a reduced weighting in telecommunications and optics relative to its benchmark Russell 2000 Growth, but was overweight the broader technology sector versus this index, mainly in the semiconductor and, to a lesser extent, the software sectors. Traditional spending for software upgrades and new equipment remained relatively weak, although more stable in the manager's view. The manager does not expect activity in this sector to increase until later this year.

Stocks in the energy sector overall continued to generate strong performance during this quarter, particularly in the oil service and exploration and production areas. In the healthcare sector, some very visible disappointments occurred in the biotechnology sector, where the Portfolio was underweight relative to the Index, as certain companies did not obtain or are still seeking product approvals from the Food and Drug Administration. During this quarter, the small cap growth segment of the Portfolio was overweight relative to the Russell 2000 Growth benchmark in healthcare services, which, in the manager's view, generated a respectable performance during the quarter. Specific examples include certain HMOs, hospitals and drug distributors.

On a macroeconomic level, even though the manager believes that short-term interest rates may not drop in the foreseeable future and may rise slightly as the U.S. economy strengthens, interest rates still are at historical lows and, in the manager's view, they may remain at these low levels for some time. Low interest rate environments historically have been very good for small cap growth stocks because typically, hurdles to accessing capital have been lower and the relative cost of capital for smaller firms has improved.

The manager maintains a fairly positive view and thinks corporate earnings will remain fairly weak in the first half of the year, but that companies may generally generate stronger results in the second half. GDP has risen, and the manager believes GDP figures will progressively improve. The manager anticipates a slight improvement in corporate earnings in the second quarter and believes that earnings in the small cap growth sector may improve toward the third and fourth quarters of 2002.




  5 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

            SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO


 HISTORICAL PERFORMANCE

                            Net Asset Value
                          -------------------
                          Beginning    End     Income   Capital Gain    Total
Period Ended              of Period of Period Dividends Distributions   Returns+
---------------------------------------------------------------------------------
4/30/02                    $10.73    $11.21     $0.00       $0.00         4.47%++
--------------------------------------------------------------------------------
10/31/01                    14.48     10.73      0.04        0.04       (25.45)
--------------------------------------------------------------------------------
10/31/00                    10.11     14.48      0.02        0.00        43.43
--------------------------------------------------------------------------------
9/15/99* -- 10/31/99        10.00     10.11      0.00        0.00         1.10++
--------------------------------------------------------------------------------
Total                                           $0.06       $0.04
--------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

Six Months Ended 4/30/02++                                              4.47%
----------------------------------------------------------------------------
Year Ended 4/30/02                                                    (15.08)
----------------------------------------------------------------------------
9/15/99* through 4/30/02                                                4.74
----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

9/15/99* through 4/30/02                                                 12.93%
------------------------------------------------------------------------------

 + Assumes reinvestment of all dividends and capital gain distributions. ++Total return is not annualized, as it may not be representative of the total return for the year.
 * Commencement of operations.


  6 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO AT A GLANCE
 (UNAUDITED)

Growth of $10,000 Invested in the Smith Barney Premier Selections All Cap
Growth Portfolio vs. S&P MidCap 400 Index, Russell 1000 Growth Index and
Russell 2000 Growth Index+
--------------------------------------------------------------------------------
                         September 1999 -- April 2002

                                    [CHART]

                    Smith Barney
                 Premier Selections                                      S&P
                      All Cap         Russell 1000  Russell 2000       Mid Cap
                  Growth Portfolio    Growth Index  Growth Index      400 Index
                 ------------------   ------------  ------------   -----------------
Sep 15, 1999         $10,000            $10,000       $10,000         $10,000
Oct 1999              10,110             10,755        10,256           9,975
Oct 2000              14,501             11,758        11,914          13,132
Oct 2001              10,810              7,062         8,160          11,496
Apr 30, 2002          11,293              6,911         9,009          13,800


+Hypothetical illustration of $10,000 invested on September 15, 1999
 (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. Before May 1, 2001, the Portfolio was known as the Select Mid Cap Portfolio and had a different investment style. The S&P MidCap 400 Index is a widely recognized index of 400 medium-capitalization stocks. Figures for the S&P MidCap 400 Index include reinvestment of dividends. The Russell 1000 Growth Index ("Russell 1000 Growth") measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities. The Russell 2000 Growth Index ("Russell 2000 Growth") measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          INDUSTRY DIVERSIFICATION*++

                                    [CHART]

Consumer Non-Durables       4.1%
Consumer Services           3.7%
Electronic Components       7.1%
Finance                    10.5%
Healthcare - Drugs          7.2%
Healthcare - Services       7.3%
Producer Manufacturing      8.3%
Retail                     10.4%
Technology                  8.6%
Other                      32.8%

                           INVESTMENT BREAKDOWN**++

                                    [CHART]

Common Stock            93.4%
Repurchase Agreement     6.6%

*  As a percentage of total common stock.
** As a percentage of total investments.
++ All information is as of April 30, 2002. Please note that the Portfolio's holdings are subject to change.

  7 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

  SMITH BARNEY LARGE CAP CORE PORTFOLIO


Investment Strategy

The Smith Barney Large Cap Core Portfolio ("Portfolio") seeks capital appreciation. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1,000 stocks of the equity market are considered large cap issuers.

PORTFOLIO MANAGER:

Lawrence B. Weissman, CFA

 [PHOTO]          ASSUMED MANAGEMENT:
                  September 15, 1999

                  INVESTMENT EXPERIENCE:
                  More than 17 years

                  BACKGROUND: Joined Smith Barney Asset Management in 1997. Previously with Neuberger & Berman and TIAA-CREF.

EDUCATION: B.S., Cornell University; M.B.A., Columbia University

Performance Update

For the six months ended April 30, 2002, the Portfolio returned negative 3.57%. In comparison, the S&P 500 Index/1/ returned 2.31% for the same period. The manager believes there are two major reasons for this short-term underperformance versus the Index. First, the Portfolio generally is more growth-oriented/2/ than the S&P 500 Index, and the best performing stocks during the period typically were more value-oriented/3/. Second, the Portfolio's investments generally were in companies with a higher average market capitalization than that of the S&P 500 Index and the best performing stocks in the S&P 500 Index for this period generally have been those with smaller market capitalizations.

Market and Portfolio Overview

Concerns still exist surrounding corporate earnings, governance and the economy, which have contributed to the market's volatility. At this point, it is the manager's opinion that for the market to make a sustained move up from here, it will need more visibility--on earnings, on the trajectory of growth from current levels and on what investors are willing to pay for them.

The manager believes that there are signs leaning toward acceleration in economic growth. This recession was not only a demand imbalance, but also one of oversupply; however, corporate balance sheets for the last two quarters show that inventories in general may be below sustainable levels. Part of the overall sales growth generated in the first quarter of 2002 may have been inventory replenishment. However, companies will have to step up production at some point if demand picks up, as real manufacturing and trade inventory-to-sales levels at the end of the first quarter are the lowest they have been since 1974. The pick-up in demand from these levels will be key as it may lead to hiring again in corporate America, which may then translate into continued spending by consumers. The other missing piece is an increase in corporate spending, which the manager believes is contingent on companies seeing stabilization in their businesses and a few consecutive reports of positive Gross Domestic Product ("GDP")./4/ Re-acceleration in sales coupled with past cost cutting may result in a rebound in profits and margins. Thus, the manager believes we may be at the beginning of a new cycle.



--------
1 The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
2 Growth investing generally represents buying stock in companies that tend to exhibit higher than average earnings growth.

--------
3 Value investing generally represents buying stock in companies whose intrinsic values exceed their market values.
4 GDP is a market value of goods and services produced by labor and property in a given country.


  8 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

Market and Portfolio Outlook

Historically, at this point in the cycle, the market focus has shifted to favoring growth stocks over value stocks. Employing a core strategy with a bias toward growth may allow the manager to take advantage of the attractive relative price of long-term growth in this type of market. The manager believes that the opportunities present in the market today are more attractive than at any time in the last few years and has positioned the Portfolio to benefit from a change in investor perception. The manager's bias has become more positive and it has begun to slowly and measurably increase the Portfolio's exposure to stocks with growth characteristics.


  9 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

                     SMITH BARNEY LARGE CAP CORE PORTFOLIO


 HISTORICAL PERFORMANCE

                            Net Asset Value
                          -------------------
                          Beginning    End     Income   Capital Gain    Total
Period Ended              of Period of Period Dividends Distributions   Returns+
----------------------------------------------------------------------------------
4/30/02                    $ 8.96    $ 8.64     $0.00       $0.00        (3.57)%++
---------------------------------------------------------------------------------
10/31/01                    12.14      8.96      0.03        0.00       (26.03)
---------------------------------------------------------------------------------
10/31/00                    10.51     12.14      0.01        0.00        15.61
---------------------------------------------------------------------------------
9/15/99* -- 10/31/99        10.00     10.51      0.00        0.00         5.10++
---------------------------------------------------------------------------------
Total                                           $0.04       $0.00
---------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

Six Months Ended 4/30/02++                                             (3.57)%
-----------------------------------------------------------------------------
Year Ended 4/30/02                                                    (17.71)
-----------------------------------------------------------------------------
9/15/99* through 4/30/02                                               (5.31)
-----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

9/15/99* through 4/30/02                                              (13.33)%
-----------------------------------------------------------------------------

 + Assumes reinvestment of all dividends and capital gain distributions. ++Total return is not annualized, as it may not be representative of the total return for the year.
 * Commencement of operations.

  10 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY LARGE CAP CORE PORTFOLIO AT A GLANCE (UNAUDITED)

Growth of $10,000 Invested in the Smith Barney Large Cap Core Portfolio vs. S&P 500 Index+
--------------------------------------------------------------------------------
                         September 1999 -- April 2002

                                    [CHART]

               Smith Barney Large         S&P
               Cap Core Portfolio      500 Index
               ------------------   -----------------
Sep 15, 1999        $10,000             $10,000
Oct 1999             10,510              10,633
Oct 2000             12,150              11,278
Oct 2001              8,988               8,471
Apr 30, 2002          8,667               8,667



+Hypothetical illustration of $10,000 invested on September 15, 1999
 (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          INDUSTRY DIVERSIFICATION*++

[CHART]

Consumer Non-Durables         9.2%
Consumer Services             4.3%
Energy                        8.0%
Finance                      18.8%
Healthcare                   13.4%
Producer Manufacturing        8.7%
Retail                        9.1%
Software                      6.2%
Technology                   10.0%
Others                       12.3%




                           INVESTMENT BREAKDOWN**++

                                    [CHART]

Repurchase Agreement     3.8%
Common Stock            96.2%



 * As a percentage of total common stock.
** As a percentage of total investments.
++ All information is as of April 30, 2002. Please note that the Portfolio's holdings are subject to change.

  11 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

  SMITH BARNEY GROWTH AND INCOME PORTFOLIO


Investment Strategy
The Smith Barney Growth and Income Portfolio ("Portfolio") seeks reasonable growth and income. It aims to achieve this objective by investing in a portfolio consisting principally of equity securities, including convertible securities that provide dividend or interest income.

PORTFOLIO MANAGER:
Michael Kagan

[PHOTO]

                  ASSUMED MANAGEMENT:
                  August 14, 2000

                  INVESTMENT EXPERIENCE:
                  More than 16 years

                  BACKGROUND: Joined Smith Barney Asset Management in 2000 and has been with Salomon Brothers Asset Management since 1994.
Prior to joining Salomon, Mike helped manage two hedge funds at Bentley Capital and Zweig Advisors.

EDUCATION: B.A., Economics, Harvard University; attended the MIT Sloan School of Management.

Performance Update

For the six months ended April 30, 2002, the Portfolio returned 3.19%. In comparison, the S&P 500 Index,/1/ the Portfolio's benchmark, returned 2.31% for the same period. Past performance is not indicative of future results.

The accommodative monetary policy of the U.S. Federal Reserve Board ("Fed") and the resilience of the American consumer led the U.S. economy out of recession in the first quarter of 2002. The economic boom of the 1990s was, in part, fueled by unwavering consumer spending, which was the result of increased disposable cash gained by successive waves of mortgage refinancing. In the manager's opinion, the next decade will have no such support. The manager feels the consumer's balance sheet is stretched and needs to be rebuilt before significant spending can be expected.

Although these factors do not give the manager a negative outlook for the economy, they do temper its view on how robust the recovery will be. Because the manager looks for moderate economic growth next year and because the market has already risen about 20% off September 2001 lows, it is looking for stock market returns in 2002 to return to no more than historical averages.

Market and Portfolio Outlook

Large capitalization companies in general are trading at a discount to the overall stock market for the first time in ten years. During the six months ended April 30, 2002, the manager utilized this opportunity by adding to positions in companies such as General Electric and American International Group and continues to look for value in the large cap universe.

Materials stocks (i.e., metals, chemical, cement) historically have been strong performers coming out of recessions. Although the Portfolio is overweight in this sector, the manager has begun to pare back its holdings after stock price increases last quarter. Among the market leaders during the past six months were consumer stocks, especially many retailers and housing-related companies. After being overweight the retail sector relative to the benchmark, the manager reduced the Portfolio's retail holdings after some large stock price increase in that sector in January 2002 and in the fourth quarter of 2001.

The manager is more optimistic about the technology sector, as it believes market sentiment and stock valuations in the sector have sufficiently troughed. The manager sees opportunities in many market-leading companies, which it believes are now relatively cheap, based on its valuation measures. However, the manager still finds most semiconductor stock valuations expensive so the Portfolio's technology holdings are weighted elsewhere in the technology sector.



--------
1The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.



  12 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

The manager believes rising healthcare costs generally make hospitals attractive and pharmaceutical companies unattractive investments in the current environment. Also, recent laws reducing Medicaid reimbursement could put pressure on drug prices and certain drug patent litigation is about to be considered by the Supreme Court, which could result in damage to the business models of certain pharmaceutical companies.



Energy stocks have had a powerful run since September 11th. However, the manager feels the group is now relatively expensive. While oil prices have jumped, the manager believes supply and demand fundamentals are relatively poor. Consequently, it reduced the Portfolio's energy holdings in April and they are now underweight for the sector relative to the S&P 500 Index.


 13 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

                    SMITH BARNEY GROWTH AND INCOME PORTFOLIO


 HISTORICAL PERFORMANCE

                            Net Asset Value
                          -------------------
                          Beginning    End     Income   Capital Gain    Total
Period Ended              of Period of Period Dividends Distributions   Returns+
---------------------------------------------------------------------------------
4/30/02                    $ 8.15    $ 8.41     $0.00       $0.00         3.19%++
--------------------------------------------------------------------------------
10/31/01                    10.77      8.15      0.05        0.04       (23.63)
--------------------------------------------------------------------------------
10/31/00                    10.10     10.77      0.02        0.00         6.86
--------------------------------------------------------------------------------
9/15/99* -- 10/31/99        10.00     10.10      0.00        0.00         1.00++
--------------------------------------------------------------------------------
Total                                           $0.07       $0.04
--------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

Six Months Ended 4/30/02++                                              3.19%
----------------------------------------------------------------------------
Year Ended 4/30/02                                                    (11.29)
----------------------------------------------------------------------------
9/15/99* through 4/30/02                                               (5.98)
----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

9/15/99* through 4/30/02                                              (14.95)%
-----------------------------------------------------------------------------


 + Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.

  14 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY GROWTH AND INCOME PORTFOLIO AT A GLANCE (UNAUDITED)

Growth of $10,000 Invested in the Smith Barney Growth and Income Portfolio vs. S&P 500 Index+
--------------------------------------------------------------------------------
                         September 1999 -- April 2002

                                    [CHART]


                  Smith Barney Growth           S&P
                  and Income Portfolio       500 Index
                  --------------------   -----------------
Sep 15, 1999           $10,000                10,000
Oct 1999                10,100                10,633
Oct 2000                10,793                11,278
Oct 2001                 8,242                 8,471
Apr 30, 2002             8,505                 8,667

+ Hypothetical illustration of $10,000 invested on September 15, 1999
  (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          INDUSTRY DIVERSIFICATION*++

                                    [CHART]

Banks                             10.2%
Diversified Telecommunications     4.8%
Industrial Conglomerates           4.5%
Insurance                          5.3%
Media                              2.9%
Multi-Line Retail                  4.5%
Oil and Gas                        6.9%
Pharmaceuticals                    9.3%
Software                           5.6%
Other                             46.0%

                           INVESTMENT BREAKDOWN**++

                                    [CHART]


Repurchase Agreement          3.2%
Convertible Corporate Bonds   1.2%
Convertible Preferred Stocks  0.3%
Common Stock                 95.3%

 * As a percentage of total common stock.
** As a percentage of total investments.
++ All information is as of April 30, 2002. Please note that the Portfolio's holdings are subject to change.

  15 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

  SMITH BARNEY GOVERNMENT PORTFOLIO


Investment Strategy
The Smith Barney Government Portfolio ("Portfolio") seeks high current returns consistent with the preservation of capital. Under normal market conditions, the Portfolio invests at least 80% of its net assets in government debt issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities, mortgage-related and asset-backed securities.

PORTFOLIO MANAGER:

James E. Conroy

                  ASSUMED MANAGEMENT:
                  September 15, 1999

                  INVESTMENT EXPERIENCE:
                  More than 25 years

    [PHOTO] BACKGROUND: Joined Smith Barney Asset Management's predecessor, E.F. Hutton Co. Inc., in 1983. Formerly a portfolio manager for Equitable Asset Management and I.N.A. Securities.

EDUCATION: B.A., Economics, Muhlenberg College

Performance Update

For the six months ended April 30, 2002, the Portfolio returned negative 0.70%. In comparison, the Lehman Brothers Government Bond Index/1/ returned negative 1.41% for the same period.

Market and Portfolio Review

During the reporting period, a variety of economic and political factors affected the Portfolio's performance, including economic uncertainty, corporate accounting concerns and developments in the Middle East. While the events of September 11th remain a permanent scar, many people hope that a "new normalcy" can be restored.

In response to a sluggish economy, the U.S. Federal Reserve Board ("Fed") cut interest rates to historic lows. Thus far, the manager feels the strategy has proven successful. However, in its view, whether the economic rebound can be sustained given flat job growth, uninspiring retail sales, and the fear of higher oil prices is still a critical unresolved question.

The bond market seemingly accepted these concerns as reason for the Fed to remain in a holding pattern and for interest rates to remain low. The stock market remained range bound as investors attempted to find a logical conclusion to the corporate balance sheet scandals. Time heals all wounds but not as quickly as most investors would like. It appears to the manager interest rates will remain low and investors' return expectations will need to be reduced.

Market and Portfolio Outlook

The manager believes while opportunities in fixed-income may seem attractive, professional money managers will need to emphasize credit quality more than ever. The greater component of total return, in the manager's opinion, will come from each security's income component.

The Portfolio's benchmark current allocation centers on a mixture of approximately two-thirds mortgage securities and one-third U.S. Treasury securities. The manager believes that by emphasizing mortgages, the Portfolio may capture the benefits of coupon income while reducing the risks of mortgage prepayments. As indicated, the manager believes interest rates will remain low for some time. As a result, it believes mortgage securities may remain relatively attractive versus other fixed-income investments.
--------
1 The Lehman Brothers Government Bond Index is a broad measure of bonds with maturities of up to ten years. Please note that an investor cannot invest directly in an index.


  16 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

                       SMITH BARNEY GOVERNMENT PORTFOLIO


 HISTORICAL PERFORMANCE

                            Net Asset Value
                          -------------------
                          Beginning    End     Income   Capital Gain    Total
Period Ended              of Period of Period Dividends Distributions   Returns+
---------------------------------------------------------------------------------
4/30/02                    $11.44    $11.36     $0.00       $0.00       (0.70)%++
--------------------------------------------------------------------------------
10/31/01                    10.62     11.44      0.57        0.00       13.56
--------------------------------------------------------------------------------
10/31/00                    10.13     10.62      0.16        0.00        6.55
--------------------------------------------------------------------------------
9/15/99* -- 10/31/99        10.00     10.13      0.00        0.00        1.30++
--------------------------------------------------------------------------------
Total                                           $0.73       $0.00
--------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

 AVERAGE ANNUAL TOTAL RETURNS+

Six Months Ended 4/30/02++                                            (0.70)%
----------------------------------------------------------------------------
Year Ended 4/30/02                                                     5.28
----------------------------------------------------------------------------
9/15/99* through 4/30/02                                               7.77
----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

9/15/99* through 4/30/02                                              21.71%
---------------------------------------------------------------------------

+  Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.

  17 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SMITH BARNEY GOVERNMENT PORTFOLIO AT A GLANCE (UNAUDITED)


Growth of $10,000 Invested in the Smith Barney Government Portfolio vs. Lehman Brothers Government Bond Index+
--------------------------------------------------------------------------------
                         September 1999 -- April 2002

                                    [CHART]


                   Smith Barney            Lehman Brothers
               Government Portfolio     Government Bond Index
               --------------------     ---------------------
Sep 15, 1999         $10,000                   $10,000
Oct 1999              10,130                    10,016
Oct 2000              10,793                    10,820
Oct 2001              12,257                    12,451
Apr 30, 2002          12,171                    12,276


+Hypothetical illustration of $10,000 invested on September 15, 1999
 (commencement of operations), assuming the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2002. The Lehman Brothers Government Bond Index includes U.S. Treasury and government agency securities with maturities of one year or more having a minimum outstanding principal of $100 million and are only fixed-coupon securities. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             INVESTMENT BREAKDOWN*

                                    [CHART]

Mortgage-Backed Securities      41.6%
U.S. Treasury Obligations       19.9%
U.S. Government Agencies        17.5%
Repurchase Agreements           21.0%


U.S. Treasury Securities are debt obligations of the United States government. They are secured by the full faith and credit of the U.S. government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. government agencies such as the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA"). They generally represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

*As a percentage of total investments. Please note holdings are as of April 30, 2002 and are subject to change.

  18 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                  APRIL 30, 2002


           Smith Barney Premier Selections All Cap Growth Portfolio


SHARES                    SECURITY                      VALUE
----------------------------------------------------------------
COMMON STOCK -- 93.4%
Aerospace and Defense -- 0.3%
 2,650 Raytheon Co.                                   $  112,095
----------------------------------------------------------------
Auto Parts and Equipment -- 0.5%
 3,400 Lear Corp.*                                       174,794
----------------------------------------------------------------
Banks -- 1.6%
 5,100 Mercantile Bankshares Corp.                       209,916
13,300 National Commerce Financial Corp.                 372,267
----------------------------------------------------------------
                                                         582,183
----------------------------------------------------------------
Biotechnology -- 0.4%
 2,900 IDEC Pharmaceuticals Corp.*                       159,355
----------------------------------------------------------------
Chemicals -- 0.5%
 6,000 International Flavors & Fragrances Inc.           193,200
----------------------------------------------------------------
Commercial Services -- 2.5%
 7,500 Advent Software, Inc.*                            370,350
 6,850 Convergys Corp.*                                  189,540
 6,353 FactSet Research Systems, Inc.                    221,275
 5,700 Plexus Corp.*                                     142,443
----------------------------------------------------------------
                                                         923,608
----------------------------------------------------------------
Computers -- 1.6%
 7,402 The BISYS Group, Inc.*                            253,148
 8,000 CACI International Inc., Class A Shares*          241,392
 3,700 SunGard Data Systems Inc.*                        110,112
----------------------------------------------------------------
                                                         604,652
----------------------------------------------------------------
Consumer Durables -- 2.8%
 6,900 Alcon, Inc.                                       239,085
 4,160 Electronic Arts, Inc.*                            245,648
 4,250 Harley-Davidson, Inc.                             225,208
 2,560 SPX Corp.                                         344,704
----------------------------------------------------------------
                                                       1,054,645
----------------------------------------------------------------
Consumer Non-Durables -- 3.8%
21,000 The Coca-Cola Co.                               1,165,710
 8,588 The Pepsi Bottling Group, Inc.                    245,960
----------------------------------------------------------------
                                                       1,411,670
----------------------------------------------------------------
Consumer Services -- 3.5%
24,000 AOL Time Warner, Inc.*                            456,480
 5,930 Imax Corp.*                                        22,238
 6,900 Univision Communications Inc., Class A Shares*    275,724
22,800 The Walt Disney Co.                               528,504
----------------------------------------------------------------
                                                       1,282,946
----------------------------------------------------------------
Cosmetics -- 0.6%
 4,650 Alberto-Culver Co.                                226,455
----------------------------------------------------------------
Education -- 1.2%
10,200 Career Education Corp.*                           458,490
----------------------------------------------------------------

                      See Notes to Financial Statements.


  19 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002



            Smith Barney Premier Selections All Cap Growth Portfolio

       SHARES                     SECURITY                       VALUE
       ------------------------------------------------------------------
       Electronic Components -- 6.6%
       25,700 Intel Corp.                                      $  735,277
       15,000 Lam Research Corp.*                                 384,900
       16,350 Micrel Inc.*                                        358,883
        7,700 Rudolph Technologies, Inc.*                         234,850
       24,000 Texas Instruments, Inc.                             742,320
       ------------------------------------------------------------------
                                                                2,456,230
       ------------------------------------------------------------------
       Electronics -- 1.1%
        4,000 Cymer, Inc.*                                        189,080
        5,700 FLIR Systems, Inc.*                                 227,299
       ------------------------------------------------------------------
                                                                  416,379
       ------------------------------------------------------------------
       Energy -- 1.9%
        2,800 Allegheny Energy, Inc.                              117,376
        8,400 Newfield Exploration Co.*                           317,940
        6,000 Stone Energy Corp.*                                 254,400
       ------------------------------------------------------------------
                                                                  689,716
       ------------------------------------------------------------------
       Engineering and Construction -- 0.3%
        3,200 Jacobs Engineering Group Inc.*                      126,272
       ------------------------------------------------------------------
       Finance -- 9.8%
        6,267 Ambac Financial Group, Inc.                         393,944
       10,200 American International Group, Inc.                  705,024
       19,100 Bank One Corp.                                      780,617
       12,210 Commerce Bancorp, Inc.                              603,052
       14,000 Eaton Vance Corp.                                   511,420
       11,600 Merrill Lynch & Co., Inc.                           486,504
        7,200 Waddell & Reed Financial, Inc., Class A Shares      185,400
       ------------------------------------------------------------------
                                                                3,665,961
       ------------------------------------------------------------------
       Food -- 0.6%
        4,000 Dean Foods Co.*                                     148,080
        1,850 Performance Food Group Co.*                          66,711
       ------------------------------------------------------------------
                                                                  214,791
       ------------------------------------------------------------------
       Healthcare - Drugs -- 6.7%
        9,285 Affymetrix, Inc.*                                   235,560
       14,100 Amgen, Inc.*                                        745,608
       15,300 Merck & Co., Inc.                                   831,402
       17,900 Pfizer, Inc.                                        650,665
        2,135 Sepracor, Inc.*                                      27,029
       ------------------------------------------------------------------
                                                                2,490,264
       ------------------------------------------------------------------
       Healthcare - Services -- 6.8%
        3,600 AmerisourceBergen Corp.                             279,000
       10,500 Coventry Health Care, Inc.*                         330,750
        7,500 Henry Schein, Inc.*                                 356,925
       15,300 Johnson & Johnson                                   977,058
        4,400 Pharmaceutical Product Development, Inc.*           110,792
        2,710 Quest Diagnostics, Inc.*                            249,130
        5,300 Universal Health Services, Inc., Class B Shares*    246,715
       ------------------------------------------------------------------
                                                                2,550,370
       ------------------------------------------------------------------

                      See Notes to Financial Statements.


  20 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


              Smith Barney Premier Selections All Cap Growth Portfolio

SHARES                             SECURITY                                 VALUE
------------------------------------------------------------------------------------
Industrial Services -- 2.9%
 4,700 Air Products & Chemicals, Inc.                                    $   225,835
 2,280 Cooper Cameron Corp.*                                                 125,035
 5,400 Smith International, Inc.*                                            378,270
 6,950 Weatherford International, Inc.*                                      346,596
-----------------------------------------------------------------------------------
                                                                           1,075,736
-----------------------------------------------------------------------------------
Insurance -- 1.2%
12,650 Arthur J. Gallagher & Co.                                             456,665
-----------------------------------------------------------------------------------
Leisure Time -- 0.2%
 2,400 Carnival Corp.                                                         79,944
-----------------------------------------------------------------------------------
Lodging -- 0.7%
 9,600 Fairmont Hotels & Resorts Inc.                                        273,600
-----------------------------------------------------------------------------------
Media -- 0.3%
 1,400 The E.W. Scripps Co., Class A Shares                                  111,566
-----------------------------------------------------------------------------------
Oil and Gas -- 2.6%
 3,150 KeySpan Corp.                                                         111,195
 3,150 Murphy Oil Corp.                                                      297,203
 5,500 Nabors Industries, Inc.*                                              250,525
13,400 Pioneer Natural Resources Co.*                                        321,466
-----------------------------------------------------------------------------------
                                                                             980,389
-----------------------------------------------------------------------------------
Pharmaceuticals -- 1.0%
 2,000 Cephalon, Inc.*                                                       117,280
 4,200 Teva Pharmaceutical Industries Ltd., Sponsored ADR                    235,242
-----------------------------------------------------------------------------------
                                                                             352,522
-----------------------------------------------------------------------------------
Process Industries -- 0.6%
 5,350 Ecolab Inc.                                                           234,918
-----------------------------------------------------------------------------------
Producer Manufacturing -- 7.8%
15,000 Cytyc Corp.*                                                          235,650
 4,750 Danaher Corp.                                                         340,005
14,900 General Electric Co.                                                  470,095
41,500 The Gillette Co.                                                    1,472,420
20,300 Tyco International Ltd.                                               374,535
-----------------------------------------------------------------------------------
                                                                           2,892,705
-----------------------------------------------------------------------------------
Real Estate -- 1.0%
12,000 The St. Joe Co.                                                       369,000
-----------------------------------------------------------------------------------
Retail -- 9.7%
10,800 Abercrombie & Fitch Co., Class A Shares*                              324,000
30,600 Amazon.com, Inc.*                                                     510,714
 7,600 Bebe Stores, Inc.*                                                    170,164
 1,780 Best Buy Co., Inc.*                                                   132,343
 6,300 Brinker International, Inc.*                                          216,972
 5,700 The Cheesecake Factory Inc.*                                          237,291
 7,900 Chico's FAS, Inc.*                                                    285,032
13,700 Genesco, Inc.*                                                        381,545
21,800 The Home Depot, Inc.                                                1,010,866

                      See Notes to Financial Statements.


  21 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


                Smith Barney Premier Selections All Cap Growth Portfolio

  SHARES                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------
Retail -- 9.7% (continued)
     4,600 Outback Steakhouse, Inc.*                                         $   161,322
     4,900 Ross Stores, Inc.                                                     198,989
---------------------------------------------------------------------------------------
                                                                               3,629,238
---------------------------------------------------------------------------------------
Semiconductors -- 2.1%
     9,050 ATMI, Inc.*                                                           276,025
     2,500 Microchip Technology Inc.*                                            111,250
     8,800 MKS Instruments, Inc.*                                                298,232
     2,550 Semtech Corp.*                                                         81,549
---------------------------------------------------------------------------------------
                                                                                 767,056
---------------------------------------------------------------------------------------
Software -- 0.8%
    16,450 BEA Systems, Inc.*                                                    176,344
     9,300 Precise Software Solutions Ltd.                                       122,202
---------------------------------------------------------------------------------------
                                                                                 298,546
---------------------------------------------------------------------------------------
Technology -- 8.0%
    12,750 Activision, Inc.*                                                     401,370
    21,500 Cisco Systems, Inc.*                                                  314,975
    10,200 Emulex Corp.*                                                         295,698
     5,650 Intuit Inc.*                                                          221,367
    10,640 Jabil Circuit, Inc.*                                                  217,162
     5,575 Mercury Interactive Corp.*                                            207,780
    17,100 Microsoft Corp.*                                                      893,646
     3,700 Network Associates, Inc.*                                              65,675
     9,100 Retek Inc.*                                                           214,751
     6,020 Siebel Systems, Inc.*                                                 145,624
---------------------------------------------------------------------------------------
                                                                               2,978,048
---------------------------------------------------------------------------------------
Telecommunications -- 1.4%
    34,500 Motorola, Inc.                                                        531,300
---------------------------------------------------------------------------------------
           TOTAL COMMON STOCK (Cost -- $37,203,789)                           34,825,309
---------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.6%
$2,462,000 J.P. Morgan Chase & Co., 1.750% due 5/1/02; Proceeds at
             maturity -- $2,462,120; (Fully collateralized by U.S. Treasury
             Strips, 0.000% to 12.000% due 2/15/10 to 11/15/27; Market
             value -- $2,511,240) (Cost -- $2,462,000)                         2,462,000
---------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS  -- 100% (Cost -- $39,665,789**)                $37,287,309
---------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purpose is substantially the same.

                      See Notes to Financial Statements.


  22 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)  APRIL 30, 2002


        Smith Barney Large Cap Core Portfolio

 SHARES               SECURITY                   VALUE
---------------------------------------------------------
COMMON STOCK -- 96.2%
Consumer Durables -- 2.7%
12,190   Electronic Arts, Inc.*               $   719,820
 9,356   SPX Corp.*                             1,259,785
---------------------------------------------------------
                                                1,979,605
---------------------------------------------------------
Consumer Non-Durables -- 8.8%
17,300   The Coca-Cola Co.                        960,323
12,810   The Gillette Co.                         454,499
17,500   Kimberly-Clark Corp.                   1,139,600
35,075   Kraft Foods Inc., Class A Shares       1,439,478
21,155   PepsiCo, Inc.                          1,097,944
11,150   The Procter & Gamble Co.               1,006,399
 6,300   Unilever N.V. -- NY Shares               407,610
---------------------------------------------------------
                                                6,505,853
---------------------------------------------------------
Consumer Services -- 4.1%
56,650   AOL Time Warner, Inc.*                 1,077,483
 7,400   Cendant Corp.*                           133,126
16,950   Cox Communications, Inc.*                565,961
19,231   Viacom Inc., Class A Shares*             905,780
15,850   The Walt Disney Co.                      367,403
---------------------------------------------------------
                                                3,049,753
---------------------------------------------------------
Energy -- 7.7%
 5,895   Anadarko Petroleum Corp.                 317,269
 8,042   BP Amoco PLC, Sponsored ADR              408,534
 7,900   ChevronTexaco Corp.                      685,009
 7,350   Duke Energy Corp.                        281,726
 3,600   Dynegy Inc., Class A Shares               64,800
15,860   El Paso Corp.                            634,400
 3,550   Exelon Corp.                             192,765
58,656   Exxon Mobil Corp.                      2,356,212
 9,900   TotalFinaElf S.A.                        749,529
---------------------------------------------------------
                                                5,690,244
---------------------------------------------------------
Finance -- 18.0%
35,650   AMBAC Financial Group, Inc.            2,240,959
33,800   American International Group, Inc.     2,336,256
12,150   Bank of America Co., Inc.                880,632
14,500   The Bank of New York, Inc.               530,555
16,750   Capital One Financial Corp.            1,003,158
23,550   Fannie Mae                             1,858,802
28,680   IndyMac Bancorp, Inc.*                   724,170
22,200   J.P. Morgan Chase & Co.                  779,220
13,850   Lehman Brothers Holdings Inc.            817,150
14,150   Morgan Stanley Dean Witter & Co.         675,238
28,700   Wells Fargo Co.                        1,468,005
---------------------------------------------------------
                                               13,314,145
---------------------------------------------------------
Healthcare -- 12.9%
15,105   Affymetrix, Inc.*                        383,214
17,940   Alcon Inc.*                              621,621

                      See Notes to Financial Statements.


  23 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


           Smith Barney Large Cap Core Portfolio

 SHARES                 SECURITY                   VALUE
-----------------------------------------------------------
Healthcare -- 12.9% (continued)
 8,510  Amgen, Inc.*                             $  450,009
 5,600  Cardinal Health, Inc.                       387,800
 9,025  Eli Lilly & Co.                             596,101
14,400  HCA Inc.                                    688,176
19,000  Johnson & Johnson                         1,213,340
11,350  Merck & Co., Inc.                           616,759
69,975  Pfizer Inc.                               2,543,591
22,550  Pharmacia Corp.                             929,736
13,780  Sepracor Inc.*                              174,455
 3,350  Wellpoint Health Networks, Inc.*            251,518
11,050  Wyeth                                       629,850
-----------------------------------------------------------
                                                  9,486,170
-----------------------------------------------------------
Industrial Services -- 1.5%
 9,100  The AES Corp.*                               72,982
11,725  Praxair Inc.                                669,497
 6,990  Weatherford International, Inc.*            348,591
-----------------------------------------------------------
                                                  1,091,070
-----------------------------------------------------------
Insurance -- 0.7%
 5,270  Annuity and Life Re Holdings, Ltd.          100,025
     6  Berkshire Hathaway Inc., Class A Shares*    440,700
-----------------------------------------------------------
                                                    540,725
-----------------------------------------------------------
Producer Manufacturing -- 8.4%
 4,600  3M Co.                                      578,680
10,000  Alcan, Inc.                                 366,300
20,400  Alcoa, Inc.                                 694,212
 6,350  E.I. Du Pont De NeMours & Co.               282,575
11,605  Encana Corp.                                364,977
 4,735  General Dynamics Corp.                      459,721
58,580  General Electric Co.                      1,848,199
14,000  Honeywell International Inc.                513,520
12,470  Maxim Integrated Products, Inc.*            621,006
 8,000  Sanmina-SCI Corp.*                           83,200
20,850  Tyco International Ltd.                     384,682
-----------------------------------------------------------
                                                  6,197,072
-----------------------------------------------------------
Retail -- 8.7%
 9,150  Costco Wholesale Corp.*                     367,830
19,276  The Home Depot, Inc.                        893,828
12,700  Lowe's Cos., Inc.                           537,083
27,750  Safeway Inc.*                             1,164,112
24,250  Target Corp.                              1,058,512
27,950  The TJX Cos., Inc.                        1,218,061
21,500  Wal-Mart Stores, Inc.                     1,200,990
-----------------------------------------------------------
                                                  6,440,416
-----------------------------------------------------------
Software -- 5.9%
18,700  BEA Systems, Inc.*                          200,464
47,930  Microsoft Corp.*                          2,504,822
42,850  Oracle Corp.*                               430,214

                      See Notes to Financial Statements.


  24 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


                                      Smith Barney Large Cap Core Portfolio

  SHARES                                            SECURITY                                              VALUE
------------------------------------------------------------------------------------------------------------------
Software -- 5.9% (continued)
    14,750 SAP AG, Sponsored ADR                                                                       $   480,850
    17,870 Siebel Systems Inc.*                                                                            432,275
    11,280 VERITAS Software Corp.*                                                                         319,675
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,368,300
------------------------------------------------------------------------------------------------------------------
Technology -- 9.6%
    29,900 Applied Materials, Inc.*                                                                        727,168
    48,000 Cisco Systems, Inc.*                                                                            703,200
    27,200 Dell Computer Corp.*                                                                            716,448
     5,750 Electronic Data Systems Corp.                                                                   311,995
    16,650 EMC Corp.*                                                                                      152,181
    61,068 Intel Corp.                                                                                   1,747,155
     9,150 International Business Machines Corp.                                                           766,404
     7,150 Lexmark International Group, Inc., Class A Shares*                                              427,427
    68,761 Lucent Technologies Inc.                                                                        316,301
    55,800 Sun Microsystems, Inc.*                                                                         456,444
    14,800 Texas Instruments Inc.                                                                          457,764
     7,350 Xilinx, Inc.*                                                                                   277,536
------------------------------------------------------------------------------------------------------------------
                                                                                                         7,060,023
------------------------------------------------------------------------------------------------------------------
Telecommunications and Equipment -- 1.8%
    30,729 AT&T Wireless Services Inc.*                                                                    275,025
    34,550 Motorola, Inc.                                                                                  532,070
    18,100 Nokia Oyj, Sponsored ADR                                                                        294,306
     4,700 Univision Communications, Inc., Class A Shares*                                                 187,812
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,289,213
------------------------------------------------------------------------------------------------------------------
Transportation -- 1.5%
    10,585 Knightsbridge Tankers Ltd.                                                                      174,335
    15,050 United Parcel Service Inc., Class B Shares                                                      903,602
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,077,937
------------------------------------------------------------------------------------------------------------------
Utilities -- 3.9%
    45,537 AT&T Corp.                                                                                      597,445
    37,150 SBC Communications Inc.                                                                       1,153,879
    27,515 Verizon Communications Inc.                                                                   1,103,627
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,854,951
------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $76,762,165)                                                                        70,945,477
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
  FACE
 AMOUNT                                             SECURITY                                              VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
$2,836,000 J.P. Morgan Chase & Co., 1.750% due 5/1/02; Proceeds at maturity -- $2,836,138;
             (Fully collateralized by U.S. Treasury Strips, 0.000% to 12.000% due 2/15/10 to 11/15/27;
             Market value -- $2,892,720) (Cost -- $2,836,000)                                            2,836,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $79,598,165**)                                                                     $73,781,477
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


  25 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


                              Smith Barney Growth and Income Portfolio

 SHARES                                       SECURITY                                          VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.3%
Aerospace and Defense -- 1.7%
 2,400  The Boeing Co.                                                                        $  107,040
 1,100  General Dynamics Corp.                                                                   106,799
 5,100  Honeywell International, Inc.                                                            187,068
 4,300  United Technologies Corp.                                                                301,731
-------------------------------------------------------------------------------------------------------
                                                                                                 702,638
-------------------------------------------------------------------------------------------------------
Automobiles -- 0.5%
 6,900  Ford Motor Co.                                                                           110,400
 2,300  Navistar International Corp., Inc.*                                                       91,770
-------------------------------------------------------------------------------------------------------
                                                                                                 202,170
-------------------------------------------------------------------------------------------------------
Banks -- 9.7%
 8,200  Bank of America Corp.                                                                    594,336
34,900  The Bank of New York Co., Inc.                                                         1,276,991
 8,400  Bank One Corp.                                                                           343,308
17,700  Fleet Boston Financial Corp.                                                             624,810
 2,900  J.P. Morgan Chase & Co.                                                                  101,790
 6,800  Wachovia Corp.                                                                           258,672
 1,100  Washington Mutual, Inc.                                                                   41,503
15,000  Wells Fargo & Co.                                                                        767,250
-------------------------------------------------------------------------------------------------------
                                                                                               4,008,660
-------------------------------------------------------------------------------------------------------
Beverages -- 2.1%
 2,100  The Coca-Cola Co.                                                                        116,571
14,600  PepsiCo, Inc.                                                                            757,740
-------------------------------------------------------------------------------------------------------
                                                                                                 874,311
-------------------------------------------------------------------------------------------------------
Biotechnology -- 1.0%
 2,000  Amersham PLC, Sponsored ADR                                                               96,420
 2,000  Amgen, Inc.*                                                                             105,760
 2,400  Biogen, Inc.*                                                                            104,328
 2,800  Invitrogen Corp.*+                                                                        97,104
-------------------------------------------------------------------------------------------------------
                                                                                                 403,612
-------------------------------------------------------------------------------------------------------
Brokers and Investment Management -- 2.2%
 4,500  The Goldman Sachs Group, Inc.                                                            354,375
 9,700  Merrill Lynch & Co., Inc.                                                                406,818
 3,300  Morgan Stanley Dean Witter & Co.                                                         157,476
-------------------------------------------------------------------------------------------------------
                                                                                                 918,669
-------------------------------------------------------------------------------------------------------
Chemicals -- 1.8%
 2,400  Air Products and Chemicals, Inc.                                                         115,320
 2,400  E.I. du Pont de Nemours & Co.                                                            106,800
 8,000  OM Group, Inc.                                                                           534,000
-------------------------------------------------------------------------------------------------------
                                                                                                 756,120
-------------------------------------------------------------------------------------------------------
Commercial Services -- 1.0%
 5,900  Ecolab Inc.                                                                              259,069
 2,000  First Data Corp.                                                                         158,980
-------------------------------------------------------------------------------------------------------
                                                                                                 418,049
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  26 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)  APRIL 30, 2002

                         Smith Barney Growth and Income Portfolio

 SHARES                                  SECURITY                                     VALUE
----------------------------------------------------------------------------------------------
Communications Equipment -- 2.4%
 6,500  Cisco Systems, Inc.*                                                        $   95,225
24,900  Comverse Technology, Inc.*                                                     299,547
36,700  Nokia Corp., Sponsored ADR                                                     596,742
---------------------------------------------------------------------------------------------
                                                                                       991,514
---------------------------------------------------------------------------------------------
Computers and Peripherals -- 2.4%
20,700  Dell Computer Corp.*                                                           545,238
56,200  Sun Microsystems, Inc.*                                                        459,716
---------------------------------------------------------------------------------------------
                                                                                     1,004,954
---------------------------------------------------------------------------------------------
Diversified Financials -- 0.5%
 2,600  American Express Co.                                                           106,626
 2,000  Capital One Financial Corp.+                                                   119,780
---------------------------------------------------------------------------------------------
                                                                                       226,406
---------------------------------------------------------------------------------------------
Diversified Manufacturing -- 0.0%
   332  Tyco International Ltd.                                                          6,125
---------------------------------------------------------------------------------------------
Diversified Telecommunications -- 4.6%
44,400  AT&T Corp.                                                                     582,528
20,437  General Motors Corp., Class H Shares                                           306,146
 6,600  UnitedGlobalCom Inc., Class A Shares*                                           35,640
24,300  Verizon Communications, Inc.                                                   974,673
---------------------------------------------------------------------------------------------
                                                                                     1,898,987
---------------------------------------------------------------------------------------------
Electric Utilities -- 2.2%
 3,400  American Electric Power Co., Inc.+                                             155,720
 4,000  Exelon Corp.                                                                   217,200
19,000  The Southern Co.                                                               538,650
---------------------------------------------------------------------------------------------
                                                                                       911,570
---------------------------------------------------------------------------------------------
Electronic Equipment -- 0.5%
 3,700  Agilent Technologies, Inc.*                                                    111,185
 4,000  Celestica, Inc.*+                                                              110,800
---------------------------------------------------------------------------------------------
                                                                                       221,985
---------------------------------------------------------------------------------------------
Food and Drug Retailing -- 2.7%
 4,200  The Kroger Co.                                                                  95,634
24,200  Safeway, Inc.*                                                               1,015,190
---------------------------------------------------------------------------------------------
                                                                                     1,110,824
---------------------------------------------------------------------------------------------
Food Products -- 1.0%
 3,600  Kraft Foods Inc., Class A Shares                                               147,744
 3,800  Unilever N.V.                                                                  245,860
---------------------------------------------------------------------------------------------
                                                                                       393,604
---------------------------------------------------------------------------------------------
Government Sponsored Enterprises -- 1.7%
10,800  Freddie Mac                                                                    705,780
---------------------------------------------------------------------------------------------
Healthcare Equipment -- 1.6%
 3,300  Alcon, Inc.*                                                                   114,345
 9,600  Applied Biosystems Group-Applera Corp.                                         164,352
 7,800  Immunex Corp.*                                                                 211,692
 1,900  St. Jude Medical, Inc.*                                                        158,099
---------------------------------------------------------------------------------------------
                                                                                       648,488
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  27 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS  (UNAUDITED) (CONTINUED)   APRIL 30, 2002


         Smith Barney Growth and Income Portfolio

 SHARES                  SECURITY                     VALUE
--------------------------------------------------------------
Healthcare Providers -- 2.1%
18,300  HCA, Inc.                                   $  874,557
--------------------------------------------------------------
Hotels and Restaurants -- 0.8%
 7,800  MGM Mirage*                                    313,170
--------------------------------------------------------------
Household Products -- 1.0%
 6,500  Kimberly-Clark Corp.                           423,280
--------------------------------------------------------------
Industrial Conglomerates -- 4.3%
22,700  General Electric Co.                           716,185
 7,900  SPX Corp.                                    1,063,735
--------------------------------------------------------------
                                                     1,779,920
--------------------------------------------------------------
Insurance -- 5.1%
18,768  American International Group, Inc.           1,297,244
     2  Berkshire Hathaway Inc., Class A Shares*       146,900
 3,700  The Hartford Financial Services Group, Inc.    256,410
 2,100  Marsh & McLennan Cos., Inc.                    212,268
 1,900  XL Capital Ltd., Class A Shares                179,265
--------------------------------------------------------------
                                                     2,092,087
--------------------------------------------------------------
Internet Software -- 1.0%
21,300  AOL Time Warner Inc.*                          405,126
35,000  Genuity, Inc.*                                  24,500
--------------------------------------------------------------
                                                       429,626
--------------------------------------------------------------
Machinery -- 2.4%
 3,400  Cummins, Inc.                                  144,670
 7,500  Danaher Corp.                                  536,850
 4,600  PACCAR, Inc.                                   328,762
--------------------------------------------------------------
                                                     1,010,282
--------------------------------------------------------------
Media -- 2.8%
 3,300  Comcast Corp., Special Class A Shares*          88,275
29,000  Liberty Media Corp., Class A Shares*           310,300
33,800  The News Corp. Ltd.                            749,008
--------------------------------------------------------------
                                                     1,147,583
--------------------------------------------------------------
Metals and Mining -- 1.8%
 5,700  Alcan, Inc.                                    208,791
16,000  Alcoa, Inc.                                    544,480
--------------------------------------------------------------
                                                       753,271
--------------------------------------------------------------
Multi-Line Retail -- 4.3%
25,800  Costco Wholesale Corp.*                      1,037,160
18,700  Federated Department Stores, Inc.*             742,951
--------------------------------------------------------------
                                                     1,780,111
--------------------------------------------------------------
Oil and Gas -- 6.6%
 3,400  Amerada Hess Corp.                             261,392
 2,300  Devon Energy Corp.                             113,413
 7,400  El Paso Corp.                                  296,000
27,900  Exxon Mobil Corp.                            1,120,743

                      See Notes to Financial Statements.


 28 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002


             Smith Barney Growth and Income Portfolio

 SHARES                      SECURITY                        VALUE
---------------------------------------------------------------------
Oil and Gas -- 6.6% (continued)
 2,300  Royal Dutch Petroleum Co., Sponsored ADR           $  120,198
10,700  TotalFinaElf S.A., Sponsored ADR                      810,097
---------------------------------------------------------------------
                                                            2,721,843
---------------------------------------------------------------------
Paper and Forest Products -- 0.7%
16,100  PolyOne Corp.                                         195,454
 2,600  UPM-Kymmene Oyj, Sponsored ADR                         92,144
---------------------------------------------------------------------
                                                              287,598
---------------------------------------------------------------------
Personal Products -- 0.4%
 4,900  The Estee Lauder Cos., Inc., Class A Shares           177,135
---------------------------------------------------------------------
Pharmaceuticals -- 8.9%
 5,100  Cephalon, Inc.*+                                      299,064
   700  Merck & Co., Inc.                                      38,038
24,700  Novartis AG, ADR                                    1,036,659
30,600  Pfizer Inc.                                         1,112,310
 7,900  Pharmacia Corp.                                       325,717
 5,600  Schering-Plough Corp.                                 152,880
12,700  Teva Pharmaceutical Industries Ltd., Sponsored ADR    711,327
---------------------------------------------------------------------
                                                            3,675,995
---------------------------------------------------------------------
Railroads -- 0.9%
 7,500  Canadian National Railway Co.                         358,875
---------------------------------------------------------------------
Real Estate Investment Trusts -- 0.7%
 3,300  BRE Properties, Inc., Class A Shares+                 107,745
 5,700  CarrAmerica Realty Corp.                              183,084
---------------------------------------------------------------------
                                                              290,829
---------------------------------------------------------------------
Semiconductors and Equipment -- 2.7%
27,600  Intel Corp.                                           789,636
 3,700  Micron Technology, Inc.*+                              87,690
 3,500  National Semiconductor Corp.*+                        110,320
 3,900  Texas Instruments, Inc.                               120,627
---------------------------------------------------------------------
                                                            1,108,273
---------------------------------------------------------------------
Software -- 5.4%
16,000  BEA Systems, Inc.*                                    171,520
26,800  BMC Software, Inc.*                                   387,528
27,325  Microsoft Corp.*                                    1,428,005
15,100  Oracle Corp.*                                         151,604
 3,001  VERITAS Software Corp.*                                85,048
---------------------------------------------------------------------
                                                            2,223,705
---------------------------------------------------------------------
Specialty Retail -- 2.3%
10,500  Circuit City Stores - Circuit City Group              226,380
13,700  The Home Depot, Inc.                                  635,269
 5,500  Staples, Inc.*                                        109,835
---------------------------------------------------------------------
                                                              971,484
---------------------------------------------------------------------

                      See Notes to Financial Statements.


  29 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)       APRIL 30, 2002


                    Smith Barney Growth and Income Portfolio

  SHARES                            SECURITY                               VALUE
-----------------------------------------------------------------------------------
Wireless Telecommunications -- 1.5%
    68,986 AT&T Wireless Services Inc.*                                 $   617,425
----------------------------------------------------------------------------------
           TOTAL COMMON STOCK (Cost -- $41,774,508)                      39,441,515
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  FACE
 AMOUNT                             SECURITY                               VALUE
-----------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 1.2%
Diversified Telecommunications -- 0.7%
$   85,000 NTL Communications Corp.+                                         33,711
   166,000 NTL (Delaware), Inc., 5.750% due 12/15/09                         28,768
   231,000 Verizon Communications, Inc., 5.750% due 4/1/03++                234,465
----------------------------------------------------------------------------------
                                                                            296,944
----------------------------------------------------------------------------------
Semiconductors and Equipment -- 0.5%
   146,000 Teradyne, Inc., 3.750% due 10/15/06                              213,525
----------------------------------------------------------------------------------
           TOTAL CONVERTIBLE CORPORATE BONDS (Cost -- $498,457)             510,469
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 SHARES                             SECURITY                               VALUE
-----------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.3%
Automobiles -- 0.3%
     1,200 Ford Motor Co., 6.500%, Cumulative                                67,536
     2,000 General Motors Corp., 5.250%, Series B                            57,500
----------------------------------------------------------------------------------
           TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $110,000)             125,036
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
           SUB-TOTAL INVESTMENTS (Cost -- $42,382,965)                   40,077,020
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  FACE
 AMOUNT                             SECURITY                               VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.2%
$1,309,000 J.P. Morgan Chase & Co., 1.850% due 5/1/02; Proceeds at
             maturity -- $1,309,067; (Fully collateralized by U.S.
             Treasury Strips, 0.000% to 12.000% due 5/15/02 to
             8/15/28; Market value -- $1,348,274) (Cost -- $1,309,000)    1,309,000
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100% (Cost -- $43,691,965**)            $41,386,020
----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

 *  Non-income producing security.
 +  All or a portion of this security is on loan (Note 8).
 ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


 30 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002

                           Smith Barney Government Portfolio
   FACE
  AMOUNT                               SECURITY                                 VALUE
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.9%
$1,500,000 U.S. Treasury Notes, 3.000% due 1/31/04                           $ 1,499,298
           U.S. Treasury Bonds:
   300,000  7.250% due 5/15/16                                                   348,129
   200,000  9.000% due 11/15/18                                                  271,109
   700,000  7.625% due 2/15/25                                                   865,950
 1,350,000 U.S. Treasury Strip (Principle), due 5/15/05                        1,199,058
----------------------------------------------------------------------------------------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost -- $4,148,444)                                                4,183,544
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 17.5%
           Fannie Mae:
 1,200,000  4.750% due 11/14/03                                                1,228,688
 1,700,000  5.250% due 1/15/09                                                 1,691,029
   700,000 Federal Home Loan Bank, 6.500% due 11/15/05                           749,451
----------------------------------------------------------------------------------------
           TOTAL U.S. GOVERNMENT AGENCIES
           (Cost -- $3,618,579)                                                3,669,168
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 41.6%
 1,915,700 Federal Home Loan Mortgage Corp. (FHLMC), Gold, 6.500% due 9/1/31   1,942,817
           Federal National Mortgage Association (FNMA):
   429,559  6.000% due 8/1/16                                                    435,660
   322,674  6.500% due 4/1/29                                                    328,551
 1,500,000  6.000% due 3/15/31+                                                1,482,180
 1,000,000  6.500% due 4/15/31+                                                1,011,870
 1,000,000  7.000% due 5/15/31+                                                1,031,560
   101,736  7.500% due 3/1/32                                                    106,340
   464,062  7.500% due 4/1/32                                                    485,061
   434,202  7.500% due 12/1/32                                                   453,850
           Government National Mortgage Association (GNMA):
    45,985  7.000% due 4/15/27                                                    47,681
   490,984  6.500% due 6/15/31                                                   498,256
    29,776  7.000% due 8/15/31                                                    30,786
   841,097  7.000% due 9/15/31                                                   869,782
----------------------------------------------------------------------------------------
           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost -- $8,673,461)                                                8,724,394
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
           SUB-TOTAL INVESTMENTS
           (Cost -- $16,440,484)                                              16,577,106
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  31 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)      APRIL 30, 2002

                                             Smith Barney Government Portfolio
   FACE
  AMOUNT                                                 SECURITY                                                   VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.0%
$4,012,000 J.P. Morgan Chase & Co., 1.750% due 5/1/02; Proceeds at maturity -- $4,012,195;
             (Fully collateralized by U.S. Treasury Strips, 0.000% to 12.000% due 2/15/10 to 11/15/27;
             Market value -- $4,092,240) (Cost -- $4,012,000)                                                    $ 4,012,000
   405,000 Morgan Stanley Dean Witter & Co., 1.830% due 5/1/02; Proceeds at maturity -- $405,021;
             (Fully collateralized by U.S. Treasury Bills and Strips, 0.000% to 12.000% due 6/13/02 to 11/15/26;
             Market value -- $413,100) (Cost -- $405,000)                                                            405,000
----------------------------------------------------------------------------------------------------------------------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $4,417,000)                                                                                    4,417,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $20,857,484*)                                                                                $20,994,106
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

+ All or a portion of this security is traded on a "to-be-announced" basis (See
  Note 9).
* Aggregate cost for Federal income tax purposes is substantially the same.






 32 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders


                      See Notes to Financial Statements.

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)    APRIL 30, 2002


                                                  Smith Barney
                                               Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                    All Cap         Large Cap       Growth and     Government
                                                Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost                           $37,203,789      $ 76,762,165    $42,382,965    $16,440,484
   Repurchase agreements, at cost                   2,462,000         2,836,000      1,309,000      4,417,000
-------------------------------------------------------------------------------------------------------------
   Investments, at value                          $34,825,309      $ 70,945,477    $40,077,020    $16,577,106
   Repurchase agreements, at value                  2,462,000         2,836,000      1,309,000      4,417,000
   Cash                                                   203                10            266          1,213
   Receivable for securities sold                     408,504           303,397             --             --
   Dividends and interest receivable                   12,522            49,578         28,826        150,264
   Receivable from manager                              8,013                --         58,114         71,388
   Receivable for Fund shares sold                      4,084                --             --             --
   Collateral for securities on loan (Note 8)              --                --      1,149,150             --
-------------------------------------------------------------------------------------------------------------
   Total Assets                                    37,720,635        74,134,462     42,622,376     21,216,971
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares purchased                   32,547                --             --            477
   Payable for securities purchased                        --                --         97,174      3,533,516
   Investment management fees payable                      --            60,236             --             --
   Payable for securities on loan (Note 8)                 --                --      1,149,150             --
   Accrued expenses                                    30,124            39,826         11,152         23,547
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                   62,671           100,062      1,257,476      3,557,540
-------------------------------------------------------------------------------------------------------------
Total Net Assets                                  $37,657,964      $ 74,034,400    $41,364,900    $17,659,431
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest     $        34      $         86    $        49    $        16
   Capital paid in excess of par value             44,916,943        95,720,989     47,634,718     16,461,691
   Undistributed net investment income                     --           233,629        168,193        768,009
   Accumulated net investment loss                    (36,795)               --             --             --
   Accumulated net realized gain (loss)
     from security transactions                    (4,843,738)      (16,103,616)    (4,132,115)       293,093
   Net unrealized appreciation (depreciation)
     of investments                                (2,378,480)       (5,816,688)    (2,305,945)       136,622
-------------------------------------------------------------------------------------------------------------
Total Net Assets                                  $37,657,964      $ 74,034,400    $41,364,900    $17,659,431
-------------------------------------------------------------------------------------------------------------
Shares Outstanding                                  3,358,956         8,571,349      4,917,574      1,554,427
-------------------------------------------------------------------------------------------------------------
Net Asset Value                                        $11.21             $8.64          $8.41         $11.36
-------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


  33 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                          Smith Barney
                                                       Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                            All Cap         Large Cap       Growth and     Government
                                                        Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                               $    26,456      $    26,320      $   33,778    $   351,371
   Dividends                                                   98,094          357,668         205,643             --
   Less: Foreign withholding tax                                  (32)          (1,800)         (4,085)            --
---------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                    124,518          382,188         235,336        351,371
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment management fees (Note 2)                        141,971          276,245         142,037         40,826
   Audit and legal                                             27,568           44,265          40,934         38,710
   Shareholder and system servicing fees                       10,542           10,539          10,618          8,107
   Shareholder communications                                   8,314              844           3,477          1,682
   Custody                                                      3,550            6,132           6,347          2,511
   Trustees' fees                                               1,279            1,863             692            176
   Pricing service fees                                            --               --              82             --
   Other                                                        5,444            5,935           8,019          5,435
---------------------------------------------------------------------------------------------------------------------
   Total Expenses                                             198,668          345,823         212,206         97,447
   Less: Investment management fee waiver and expense
     reimbursement (Note 2)                                   (18,839)            (355)        (32,293)       (43,012)
---------------------------------------------------------------------------------------------------------------------
   Net Expenses                                               179,829          345,468         179,913         54,435
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                  (55,311)          36,720          55,423        296,936
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
   Realized Loss From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                    9,642,539       14,303,662       8,010,371     10,287,542
     Cost of securities sold                               12,045,274       20,793,757       8,747,387     10,317,219
---------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                                       (2,402,735)      (6,490,095)       (737,016)       (29,677)
---------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized
     Appreciation (Depreciation) (Note 1)                   3,893,633        3,393,561       1,349,962       (327,443)
---------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                              1,490,898       (3,096,534)        612,946       (357,120)
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations         $ 1,435,587      $(3,059,814)     $  668,369    $   (60,184)
---------------------------------------------------------------------------------------------------------------------

  34 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders


                      See Notes to Financial Statements.

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE SIX MONTHS ENDED APRIL 30, 2002



                                                            Smith Barney
                                                         Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                           All Cap Growth     Large Cap       Growth and     Government
                                                             Portfolio      Core Portfolio Income Portfolio  Portfolio
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                             $   (55,311)     $    36,720     $    55,423    $   296,936
   Net realized gain (loss)                                  (2,402,735)      (6,490,095)       (737,016)       (29,677)
   Change in net unrealized appreciation (depreciation)       3,893,633        3,393,561       1,349,962       (327,443)
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     From Operations                                          1,435,587       (3,059,814)        668,369        (60,184)
-----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
   Net proceeds from sale of shares                           3,692,405       11,666,480       9,664,026      5,398,547
   Cost of shares reacquired                                 (1,853,650)      (1,665,072)       (543,560)    (1,088,593)
-----------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                                  1,838,755       10,001,408       9,120,466      4,309,954
-----------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                        3,274,342        6,941,594       9,788,835      4,249,770
NET ASSETS:
   Beginning of period                                       34,383,622       67,092,806      31,576,065     13,409,661
-----------------------------------------------------------------------------------------------------------------------
   End of period*                                           $37,657,964      $74,034,400     $41,364,900    $17,659,431
-----------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                   --         $233,629        $168,193       $768,009
-----------------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                 $(36,795)              --              --             --
-----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


 35 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR THE YEAR ENDED OCTOBER 31,
 2001


                                                            Smith Barney
                                                         Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                           All Cap Growth     Large Cap       Growth and     Government
                                                              Portfolio     Core Portfolio Income Portfolio  Portfolio
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                    $    54,311      $    263,652    $   142,391    $   507,145
   Net realized gain (loss)                                  (2,455,812)       (9,122,294)    (3,221,517)       332,198
   Change in net unrealized appreciation (depreciation)      (7,377,646)       (9,711,357)    (4,013,816)       366,865
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     From Operations                                         (9,779,147)      (18,569,999)    (7,092,942)     1,206,208
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (82,115)         (130,049)      (115,954)      (255,029)
   Net realized gains                                           (89,141)               --        (81,894)            --
-----------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                             (171,256)         (130,049)      (197,848)      (255,029)
-----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
   Net proceeds from sale of shares                          25,347,957        38,961,930     22,869,861     13,605,173
   Net asset value of shares issued for
     reinvestment of dividends                                  171,256           130,049        197,848        255,029
   Cost of shares reacquired                                 (2,604,348)       (2,929,509)    (2,289,711)    (6,397,380)
-----------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                                 22,914,865        36,162,470     20,777,998      7,462,822
-----------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                       12,964,462        17,462,422     13,487,208      8,414,001

NET ASSETS:
   Beginning of year                                         21,419,160        49,630,384     18,088,857      4,995,660
-----------------------------------------------------------------------------------------------------------------------
   End of year*                                             $34,383,622      $ 67,092,806    $31,576,065    $13,409,661
-----------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:              $18,516          $196,909       $112,770       $471,073
-----------------------------------------------------------------------------------------------------------------------

  36 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders


                      See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income, and Smith Barney Government Portfolios ("Portfolio(s)") are separate investment portfolios of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and consists of these Portfolios and three other separate investment portfolios: Smith Barney Large Cap Core Fund, Smith Barney Growth and Income Fund and Smith Barney International Aggressive Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount is recorded on the accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Portfolios on the ex-dividend date; (i) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2001, reclassifications were made to the Smith Barney Growth and Income and Smith Barney Government Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (l) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


  37 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio ("Portfolios") to amortize premium and accrete all discounts on all fixed-income securities. The Portfolios adopted this requirement November 1, 2001. This change does not affect the Portfolios' net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended April 30, 2002, the cumulative effect of this change for the Smith Barney Growth and Income Portfolio was immaterial. In addition, for the six months ended April 30, 2002, interest income decreased by $2,816 and change in net unrealized appreciation of investments increased by $2,816 for the Smith Barney Government Portfolio.

Also, the Smith Barney Premier Selections All Cap Growth Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Portfolios.

The Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios pay SBFM a management fee calculated at an annual rate of 0.75% of their average daily net assets and the Smith Barney Government Portfolio pays SBFM a management fee calculated at an annual rate of 0.60% of its average daily net assets. These fees are calculated daily and paid monthly. For the six months ended April 30, 2002, SBFM waived all or a portion of its investment management fees for each of the Portfolios.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolios' distributor. Certain other broker-dealers sell Portfolio shares to the public as members of the selling group. For the six months ended April 30, 2002, SSB and its affiliates received $1,855 in brokerage commissions for the Portfolios' agency transactions.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended April 30, 2002, each Portfolio paid transfer agent fees of $2,500 to TB&T.

All officers and two Trustees of the Portfolios are employees of Citigroup or its affiliates.

The Trustees of the Series instituted a Retirement Plan ("Plan"), effective April 1, 1996 (and amended January 1, 2001). The Plan is not funded, and obligations under the Plan will be paid solely out of the Series' assets. The Series will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Trustees not affiliated with SBFM, the annual retirement benefit payable per year for a ten-year period is based upon the


  38 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders total annual compensation received in calendar year 2000, such benefit is reduced by any payments received under the CitiFunds and Smith Barney Investment Series Amended and Restated Trustee Emeritus Plan. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for those Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten-year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.

3. Investments

During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                          Purchases     Sales
--------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio $10,900,884 $ 9,642,539
--------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                     24,119,960  14,303,662
--------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio                  17,484,673   8,010,371
--------------------------------------------------------------------------------
Smith Barney Government Portfolio                         14,577,619  10,287,542
--------------------------------------------------------------------------------

At April 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                    Net Unrealized
                                                                                     Appreciation
                                                         Appreciation Depreciation  (Depreciation)
--------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio  $3,480,210  $ (5,858,690)  $(2,378,480)
--------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                      4,846,029   (10,662,717)   (5,816,688)
--------------------------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio                   2,485,417    (4,791,362)   (2,305,945)
--------------------------------------------------------------------------------------------------
Smith Barney Government Portfolio                            140,257        (3,635)      136,622
--------------------------------------------------------------------------------------------------

4. Repurchase Agreements

The Portfolios purchase (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

The Portfolios may from time to time enter into futures contracts. Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At April 30, 2002, the Portfolios did not hold any futures contracts.

  39 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

6. Option Contracts

The Portfolios may from time to time enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Portfolios did not hold any purchased call or put option contracts.

When the Portfolio writes a call option or a put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a covered put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 2002, the Portfolios did not enter into any written covered call or put option contracts.

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

  40 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

8. Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

The Portfolios maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2002, Smith Barney Growth and Income Portfolio had loaned common stocks having a market value of $1,125,278 which were collateralized by cash. The cash collateral received for the Smith Barney Growth and Income Portfolio amounting to $1,149,150 was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended April 30, 2002, the Smith Barney Growth and Income Portfolio earned $89 in interest income from securities loaned.

9. Securities Traded on a To-Be-Announced Basis

The Portfolios may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolios commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolios normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2002, the Smith Barney Government Portfolio held three TBA securities with a total cost of $3,533,516.

10.Capital Loss Carryforwards

At October 31, 2001, the Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios had, for Federal income tax purposes, capital loss carryforwards of approximately $2,258,000, $7,033,000 and $2,971,000, respectively, available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of the expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated:

                                                          2007   2008      2009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio     --      -- $2,258,000
----------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                    $5,000 $45,000  6,983,000
----------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio                     --      --  2,971,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

  41 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

11. Shares of Beneficial Interest

At April 30, 2002, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Portfolio were as follows:

                                                         Six Months Ended    Year Ended
                                                          April 30, 2002  October 31, 2001
------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio
Shares sold                                                   314,234        1,929,669
Shares issued on reinvestment                                      --           12,060
Shares reacquired                                            (159,270)        (217,155)
------------------------------------------------------------------------------------------
Net Increase                                                  154,964        1,724,574
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio
Shares sold                                                 1,259,368        3,686,081
Shares issued on reinvestment                                      --           11,529
Shares reacquired                                            (179,665)        (295,202)
------------------------------------------------------------------------------------------
Net Increase                                                1,079,703        3,402,408
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio
Shares sold                                                 1,102,671        2,428,621
Shares issued on reinvestment                                      --           19,706
Shares reacquired                                             (61,585)        (250,724)
------------------------------------------------------------------------------------------
Net Increase                                                1,041,086        2,197,603
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Smith Barney Government Portfolio
Shares sold                                                   479,062        1,260,681
Shares issued on reinvestment                                      --           24,173
Shares reacquired                                             (97,133)        (582,687)
------------------------------------------------------------------------------------------
Net Increase                                                  381,929          702,167
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

 42 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Premier Selections All Cap Growth Portfolio   2002/(1)/       2001 2000/(2)/  1999/(3)/
-----------------------------------------------------------------------------------------------------
        Net Asset Value, Beginning of Period             $  10.73    $  14.48   $  10.11   $ 10.00
-----------------------------------------------------------------------------------------------------
        Income (Loss) From Operations:
         Net investment income (loss)/(4)/                  (0.02)       0.02       0.09      0.01
        Net realized and unrealized gain (loss)              0.50       (3.69)      4.30      0.10
-----------------------------------------------------------------------------------------------------
        Total Income (Loss) From Operations                  0.48       (3.67)      4.39      0.11
-----------------------------------------------------------------------------------------------------
        Less Distributions From:
         Net investment income                                 --       (0.04)     (0.02)       --
         Net realized gains                                    --       (0.04)        --        --
-----------------------------------------------------------------------------------------------------
        Total Distributions                                    --       (0.08)     (0.02)       --
-----------------------------------------------------------------------------------------------------
        Net Asset Value, End of Period                   $  11.21    $  10.73   $  14.48   $ 10.11
-----------------------------------------------------------------------------------------------------
        Total Return                                         4.47%++   (25.45)%    43.43%     1.10%++
-----------------------------------------------------------------------------------------------------
        Net Assets, End of Period (000s)                  $37,658     $34,384    $21,419    $3,032
-----------------------------------------------------------------------------------------------------
        Ratios to Average Net Assets:
         Expenses/(4)(5)/                                    0.95%+      0.95%      0.95%     0.95%+
         Net investment income (loss)                       (0.29)+      0.16       0.72      1.00+
-----------------------------------------------------------------------------------------------------
        Portfolio Turnover Rate                                28%        116%        58%        8%
-----------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager has agreed to waive all or a portion of its fees for the six months ended April 30, 2002, the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $45,159, $30,419 and $13,182 for the years ended October 31, 2001 and October 31, 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                                                              Expense Ratios
                                                         Net Investment Income (Loss)    Without Fee Waivers and/or
                                                         Per Share (Increases) Decreases  Expense Reimbursements
                                                         ------------------------------- -----------------------
                                                          2002     2001    2000   1999    2002   2001  2000   1999
                                                          ------    -----  -----  -----  ----    ----  ----  ----
Smith Barney Premier Selections All Cap Growth Portfolio $(0.01)   $0.02   $0.15  $0.05  1.05%+  1.08% 2.14% 5.35%+

(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.




  43 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Large Cap Core Portfolio       2002/(1)/    2001    2000/(2)/  1999/(3)/
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $   8.96     $  12.14   $  10.51   $ 10.00
--------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                  0.00*        0.04       0.05      0.01
 Net realized and unrealized gain (loss)    (0.32)       (3.19)      1.59      0.50
--------------------------------------------------------------------------------------
Total Income (Loss) From Operations         (0.32)       (3.15)      1.64      0.51
--------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --        (0.03)     (0.01)       --
--------------------------------------------------------------------------------------
Total Distributions                            --        (0.03)     (0.01)       --
--------------------------------------------------------------------------------------
Net Asset Value, End of Period           $   8.64        $8.96   $  12.14   $ 10.51
--------------------------------------------------------------------------------------
Total Return                                (3.57)%++   (26.03)%    15.61%     5.10%++
--------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $74,034      $67,093    $49,630    $5,274
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(5)/                            0.95%+       0.93%      0.95%     0.95%+
 Net investment income                       0.10+        0.42       0.42      0.67+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                        20%          26%        30%        6%
--------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager has agreed to waive all or a portion of its fees for the six months ended April 30, 2002, the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $20,272 for the period ended October 31, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                                           Expense Ratios
                                         Net Investment Income       Without Fee Waivers and/or
                                          Per Share Decreases          Expense Reimbursements
                                      ---------------------------- ----------------------------
                                       2002  2001   2000    1999    2002  2001   2000      1999
                                      -----  ---- -------- ------- ----   ---- --------  ------
Smith Barney Large Cap Core Portfolio $0.00* N/A     $0.07   $0.05 0.95%+ N/A      1.55%   5.00%+

(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.



  44 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Growth and Income Portfolio        2002/(1)/       2001 2000/(2)/  1999/(3)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $   8.15    $  10.77   $  10.10   $ 10.00
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)(5)/                    0.01        0.05       0.16      0.01
 Net realized and unrealized gain (loss)/(5)/     0.25       (2.58)      0.53      0.09
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.26       (2.53)      0.69      0.10
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                              --       (0.05)     (0.02)       --
 Net realized gains                                 --       (0.04)        --        --
------------------------------------------------------------------------------------------
Total Distributions                                 --       (0.09)     (0.02)       --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $   8.41       $8.15   $  10.77   $ 10.10
------------------------------------------------------------------------------------------
Total Return                                      3.19%++   (23.63)%     6.86%     1.00%++
------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $41,365     $31,576    $18,089    $3,045
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                 0.95%+      0.95%      0.95%     0.95%+
 Net investment income/(5)/                       0.29+       0.53       1.54      0.69+
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             22%         68%        72%        1%
------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4)The Manager has agreed to waive all or a portion of its fees for the six months ended April 30, 2002, the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $61,498, $21,016 and $12,636 for the years ended October 31, 2001 and October 31, 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                      Expense Ratios
                                          Net Investment Income  Without Fee Waivers and/or
                                           Per Share Decreases    Expense Reimbursements
                                         ----------------------- -----------------------
                                         2002  2001  2000  1999   2002   2001  2000   1999
                                         ----- ----- ----- ----- ----    ----  ----  ----
Smith Barney Growth and Income Portfolio $0.01 $0.02 $0.12 $0.05 1.12%+  1.18% 2.05% 5.22%+

(5)The Portfolio did adopt the change in accounting method discussed in Note 1, however the impact on the ratio of net investment income to average net assets was less than 0.01%.
(6) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.



  45 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Government Portfolio                2002/(1)/      2001 2000/(2)/  1999/(3)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $  11.44     $  10.62   $ 10.13   $ 10.00
------------------------------------------------------------------------------------------
Income From Operations:
 Net investment income/(4)(5)/                    0.09         0.52      0.53      0.05
 Net realized and unrealized gain (loss)/(5)/    (0.17)        0.87      0.12      0.08
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.08)        1.39      0.65      0.13
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                              --        (0.57)    (0.16)       --
------------------------------------------------------------------------------------------
Total Distributions                                 --        (0.57)    (0.16)       --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  11.36     $  11.44   $ 10.62   $ 10.13
------------------------------------------------------------------------------------------
Total Return                                     (0.70)%++    13.56%     6.55%     1.30%++
------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $17,659      $13,410    $4,996    $5,066
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                 0.80%+       0.80%     0.80%     0.80%+
 Net investment income/(5)/                       4.36+        4.47      5.19      4.36+
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             78%          90%        0%        0%
------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager has agreed to waive all or a portion of its fees for the six months ended April 30, 2002, the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $2,186, $57,022, $33,010 and $14,291 for the six months ended April 30,
    2002, the years ended October 31, 2001 and October 31, 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                               Expense Ratios
                                   Net Investment Income  Without Fee Waivers and/or
                                    Per Share Decreases    Expense Reimbursements
                                  ----------------------- -----------------------
                                  2002  2001  2000  1999   2002   2001  2000   1999
                                  ----- ----- ----- ----- ----    ----  ----  ----
Smith Barney Government Portfolio $0.03 $0.06 $0.13 $0.04 1.43%+  1.30% 2.06% 3.73%+

(5) Without the adoption of the changes in the accounting method discussed in
    Note 1, for the six months ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.41%. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(6) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.80%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  46 Smith Barney Investment Series | 2002 Semi-Annual Report to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)



A special meeting of shareholders was held on December 4, 2001, as adjourned to January 28, 2002 and February 1, 2002. Among other items, the following people were newly elected to serve on each Portfolio's Board of Trustees: Elliot J. Berv, Mark T. Finn, Riley C. Gilley, Diana R. Harrington, Susan B. Kerley, C. Oscar Morong, Jr., Walter E. Robb, III and E. Kirby Warren. Donald M. Carlton,
A. Benton Cocanougher, Stephen Randolph Gross, Heath B. McLendon, Alan G. Merten and R. Richardson Pettit were each re-elected to serve on each Portfolio's Board of Trustees.

                                                                                                        Broker
Items Voted On:                                            Votes For    Votes Against   Abstentions    Non-Votes
-----------------------------------------------------------------------------------------------------------------
ITEM 1.  BOARD OF TRUSTEES (includes votes of shareholders of each Portfolio and other series of Smith Barney
 Investment Series)
1.01 Elliott J. Berv                                    200,389,634.090 10,364,954.920              0           0
1.02 Donald M. Carlton                                  200,511,958.894 10,242,630.116              0           0
1.03 A. Benton Cocanougher                              200,311,294.097 10,443,294.913              0           0
1.04 Mark T. Finn                                       200,453,623.126 10,300,965.884              0           0
1.05 Riley C. Gilley                                    200,212,884.956 10,541,704.054              0           0
1.06 Stephen Randolph Gross                             200,445,762.032 10,308,826.978              0           0
1.07 Diana R. Harrington                                200,416,229.936 10,338,359.074              0           0
1.08 Susan B. Kerley                                    200,435,379.156 10,319,209.854              0           0
1.09 Heath B. McLendon                                  200,376,327.606 10,378,261.404              0           0
1.10 Alan G. Merten                                     200,452,282.687 10,302,306.323              0           0
1.11 C. Oscar Morong, Jr.                               200,247,453.199 10,507,135.811              0           0
1.12 R. Richardson Pettit                               200,384,175.681 10,370,413.329              0           0
1.13 Walter E. Robb, III                                200,110,076.716 10,644,512.294              0           0
1.14 E. Kirby Warren                                    200,376,710.308 10,377,878.702              0           0

ITEM 2. AMENDED AND RESTATED DECLARATION OF TRUST (includes votes of shareholders of each Portfolio and other series of Smith Barney Investment Series)
                                                        185,500,921.952  5,576,024.989 19,143,327.069 534,315.000

ITEM 3. VOTES ON VARIOUS FUND POLICIES (includes only votes of shareholders of a single Portfolio as noted)
SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH
 PORTFOLIO
3.01 Borrowing                                            2,985,209.424     83,537.085    103,125.585           0
3.03 Underwriting Securities                              2,991,850.461     76,896.048    103,125.585           0
3.04 Real Estate, Oil and Gas, Mineral Interests, and
 Commodities                                              2,995,343.926     73,402.584    103,125.585           0
3.06 Issuance of Senior Securities                        2,986,438.421     82,308.088    103,125.585           0
3.07 Lending of Money or Securities                       2,947,704.284    121,042.225    103,125.585           0
3.09 Concentration                                        3,027,437.025     41,489.696    102,945.372           0
SMITH BARNEY LARGE CAP CORE PORTFOLIO
3.01 Borrowing                                            6,846,083.284    121,177.680    332,263.782           0
3.03 Underwriting Securities                              6,846,890.577    120,370.387    332,263.782           0
3.04 Real Estate, Oil and Gas, Mineral Interests, and
 Commodities                                              6,846,890.577    120,370.387    332,263.782           0
3.06 Issuance of Senior Securities                        6,846,890.577    120,370.387    332,263.782           0
3.07 Lending of Money or Securities                       6,846,890.577    120,370.387    332,263.782           0
3.09 Concentration                                        6,843,316.896    123,944.068    332,263.782           0
SMITH BARNEY GROWTH AND INCOME PORTFOLIO
3.01 Borrowing                                            3,447,563.233     38,861.828    205,863.726           0
3.03 Underwriting Securities                              3,451,958.573     28,138.944    212,191.270           0
3.04 Real Estate, Oil and Gas, Mineral Interests, and
 Commodities                                              3,442,016.089     28,138.944    222,133.754           0
3.06 Issuance of Senior Securities                        3,432,298.412     37,856.620    222,133.754           0
3.07 Lending of Money or Securities                       3,426,938.268     53,159.250    212,191.270           0
3.09 Concentration                                        3,458,163.806     21,933.711    212,191.270           0
SMITH BARNEY GOVERNMENT PORTFOLIO
3.01 Borrowing                                            1,318,400.785     21,703.439              0           0
3.03 Underwriting Securities                              1,318,400.785     21,703.439              0           0
3.04 Real Estate, Oil and Gas, Mineral Interests, and
 Commodities                                              1,318,400.785     21,703.439              0           0
3.06 Issuance of Senior Securities                        1,318,400.785     21,703.439              0           0
3.07 Lending of Money or Securities                       1,318,400.785     21,703.439              0           0
3.09 Concentration                                        1,318,400.785     21,703.439              0           0

ITEM 4. MANAGEMENT AGREEMENT (includes only votes of shareholders of a single Portfolio as noted)
SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH
 PORTFOLIO                                                2,900,712.138     34,585.057    236,574.899           0
SMITH BARNEY LARGE CAP CORE PORTFOLIO                     6,675,275.457    110,608.199    513,641.090           0
SMITH BARNEY GROWTH AND INCOME PORTFOLIO                  3,319,736.000     15,910.849    356,641.937           0
SMITH BARNEY GOVERNMENT PORTFOLIO                         1,320,974.472     17,656.993      1,472.759           0

 47 Smith Barney Investment Series  | 2002 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                               INVESTMENT SERIES



         BOARD OF TRUSTEES            OFFICERS (Cont'd.)
         Elliot J. Berv               Lawrence B. Weissman, CFA
         Donald M. Carlton            Vice President and
         A. Benton Cocanougher        Investment Officer
         Mark T. Finn
         R. Jay Gerken                Kaprel Ozsolak
         Riley C. Gilley              Controller
         Stephen Randolph Gross
         Diana R. Harrington          Robert I. Frenkel
         Susan B. Kerley              Secretary
         Heath B. McLendon
         Alan G. Merten               INVESTMENT MANAGER
         C. Oscar Morong, Jr.         Smith Barney Fund Management LLC
         R. Richardson Pettit
         Walter E. Robb, III          CUSTODIAN
         E. Kirby Warren
                                      State Street Bank and
         OFFICERS                       Trust Company
         R. Jay Gerken
         President                    TRANSFER AGENT

         Lewis E. Daidone             Travelers Bank & Trust, fsb.
         Senior Vice President and    125 Broad Street, 11th Floor
         Chief Administrative Officer New York, New York 10004

         Richard L. Peteka            SUB-TRANSFER AGENT
         Chief Financial Officer
         and Treasurer                PFPC Global Fund Services
                                      P.O. Box 9699
         James E. Conroy              Providence, Rhode Island
         Vice President and           02940-9699
         Investment Officer

         Michael Kagan
         Vice President and
         Investment Officer

   Smith Barney Investment Series



 This report is submitted for general information of the shareholders of the Smith Barney Investment Series -- Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income and Smith Barney Government Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus, which contains information concerning the investment policies and expenses as well as other pertinent information.

 SMITH BARNEY INVESTMENT SERIES
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



          SalomonSmithBarney
 ---------------------------
 A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD02334 6/02